GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 89.2%
Australia – 0.6%
56	AGL Energy Ltd. (Multi-Utilities)	$ 297
1,496	Ampol Ltd. (Oil, Gas & Consumable Fuels)	31,144
656	Ansell Ltd. (Health Care Equipment & Supplies)	18,968
936	APA Group (Gas Utilities)	6,568
53	ASX Ltd. (Capital Markets)	3,002
4,688	BlueScope Steel Ltd. (Metals & Mining)	83,134
18,156	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	216,961
1,209	Coles Group Ltd. (Food & Staples Retailing)	15,559
3,999	CSL Ltd. (Biotechnology)	851,349
220	Dexus (Equity Real Estate Investment Trusts (REITs))	1,662
29,347	Downer EDI Ltd. (Commercial Services & Supplies)	114,174
232	Endeavour Group Ltd.* (Food & Staples Retailing)	1,129
1,838	Fortescue Metals Group Ltd. (Metals & Mining)	33,585
6,229	Goodman Group (Equity Real Estate Investment Trusts (REITs))	103,602
480	JB Hi-Fi Ltd. (Specialty Retail)	16,951
4,458	Mineral Resources Ltd. (Metals & Mining)	206,268
56,916	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	119,461
84,929	Nine Entertainment Co. Holdings Ltd. (Media)	173,172
54,746	NRW Holdings Ltd. (Construction & Engineering)	68,855
6,001	OZ Minerals Ltd. (Metals & Mining)	101,740
59,129	Perenti Global Ltd. (Metals & Mining)	39,709
3,665	Pro Medicus, Ltd. (Health Care Technology)	156,668
38,523	Reliance Worldwide Corp. Ltd. (Building Products)	157,353
8,329	Seven Group Holdings Ltd. (Trading Companies & Distributors)	142,848
192	Sonic Healthcare Ltd. (Health Care Providers & Services)	5,673
17,736	Super Retail Group Ltd. (Specialty Retail)	173,007
225	The GPT Group (Equity Real Estate Investment Trusts (REITs))	771
561	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	13,507
8,122	Wesfarmers Ltd. (Multiline Retail)	366,194

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
232	Woolworths Group Ltd. (Food & Staples Retailing)	$ 6,637

		3,229,948

Austria – 0.1%
3,232	BAWAG Group AG(a) (Banks)	183,608
2,154	CA Immobilien Anlagen AG (Real Estate Management & Development)	94,823
70	OMV AG (Oil, Gas & Consumable Fuels)	3,780
4,957	S&T AG (IT Services)	125,802
1,238	Telekom Austria AG (Diversified Telecommunication Services)	10,559
77	voestalpine AG (Metals & Mining)	3,397
5,466	Wienerberger AG (Construction Materials)	223,429

		645,398

Belgium – 0.2%
92	Ageas SA (Insurance)	4,858
573	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	92,598
43	Elia Group SA (Electric Utilities)	5,082
34	Groupe Bruxelles Lambert SA (Diversified Financial Services)	3,956
6,637	KBC Group NV (Banks)	534,429
543	Proximus SADP (Diversified Telecommunication Services)	11,159
153	Sofina SA (Diversified Financial Services)	71,739
51	UCB SA (Pharmaceuticals)	5,516
3,378	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	145,282

		874,619

Brazil – 0.5%
47,397	Ambev SA ADR (Beverages)	150,248
13,600	Banco do Brasil SA (Banks)	82,593
10,100	Cia Brasileira de Distribuicao (Food & Staples Retailing)	60,174
64,800	Cia Paranaense de Energia (Electric Utilities)	76,144
4,400	Cia Siderurgica Nacional SA (Metals & Mining)	39,495
10,500	Itau Unibanco Holding SA ADR (Banks)	60,585
38,989	JBS SA (Food Products)	239,926
13,300	Localiza Rent a Car SA (Road & Rail)	158,709
101,900	Magazine Luiza SA (Multiline Retail)	403,041
31,000	Marfrig Global Foods SA (Food Products)	116,721

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
7,700	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	$ 118,274
2,870	Pagseguro Digital Ltd. Class A* (IT Services)	159,113
4,700	SLC Agricola SA (Food Products)	40,609
26,000	Vale SA (Metals & Mining)	542,939
31,400	WEG SA (Electrical Equipment)	215,292

		2,463,863

British Virgin Islands* – 0.0%
2,979	National Energy Services Reunited Corp. (Energy Equipment & Services)	38,429
5,654	Nomad Foods Ltd. (Food Products)	147,683

		186,112

Canada – 2.2%
44,000	Air Canada* (Airlines)	880,987
14,800	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	111,985
12,800	Argonaut Gold, Inc.* (Metals & Mining)	34,473
6,200	ATS Automation Tooling Systems, Inc.* (Machinery)	186,656
3,012	BCE, Inc. (Diversified Telecommunication Services)	150,334
3,500	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	110,167
3,700	CAE, Inc.* (Aerospace & Defense)	112,904
2,300	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	114,945
8,158	Canadian National Railway Co. (Road & Rail)	886,206
12,635	Canadian Pacific Railway Ltd. (Road & Rail)	939,031
12	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	1,846
5,600	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	189,868
3,600	Empire Co. Ltd. Class A (Food & Staples Retailing)	118,221
62	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,444
8,828	Enerplus Corp. (Oil, Gas & Consumable Fuels)	54,998
10,700	Equinox Gold Corp.* (Metals & Mining)	74,444

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
9,500	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 137,825
82	Fortis, Inc. (Electric Utilities)	3,719
484	George Weston Ltd. (Food & Staples Retailing)	50,192
2,320	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	160,630
950	Hydro One Ltd.(a) (Electric Utilities)	23,453
1,767	Intact Financial Corp. (Insurance)	240,774
4,400	Keyera Corp. (Oil, Gas & Consumable Fuels)	117,794
237	Loblaw Cos. Ltd. (Food & Staples Retailing)	16,033
2,342	Magna International, Inc. (Auto Components)	196,356
423	Manulife Financial Corp. (Insurance)	8,178
102	Masonite International Corp.* (Building Products)	11,542
200	Metro, Inc. (Food & Staples Retailing)	10,372
4,190	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	147,033
2,030	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	285,032
1,095	Nuvei Corp.* (IT Services)	89,790
8,000	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	131,452
4,283	Power Corp. of Canada (Insurance)	136,702
4,421	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	264,066
169	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	8,626
94	Royal Bank of Canada (Banks)	9,507
128	Shaw Communications, Inc. Class B (Media)	3,739
600	Shopify, Inc. Class A* (IT Services)	899,958
8,358	SSR Mining, Inc. (Metals & Mining)	136,062
3,650	Stantec, Inc. (Professional Services)	169,920
10,500	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	159,654
75	Sun Life Financial, Inc. (Insurance)	3,906
11,713	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	230,580

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
433	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$ 21,109
2,787	TELUS Corp. (Diversified Telecommunication Services)	61,901
2,250	TFI International, Inc. (Road & Rail)	251,872
6,214	The Descartes Systems Group, Inc.* (Software)	451,161
5,067	The Toronto-Dominion Bank (Banks)	336,893
668	Thomson Reuters Corp. (Professional Services)	70,784
1,537	Toromont Industries Ltd. (Trading Companies & Distributors)	129,886
7,100	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	193,833
12,100	Wesdome Gold Mines Ltd.* (Metals & Mining)	122,397
49,520	Wheaton Precious Metals Corp. (Metals & Mining)	2,285,348

		11,547,588

Chile – 0.0%
62,278	Cencosud SA (Food & Staples Retailing)	112,955
2,946	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	25,427
12,792	Falabella SA (Multiline Retail)	49,726

		188,108

China – 3.8%
54,000	Agile Group Holdings Ltd. (Real Estate Management & Development)	59,079
968,224	Agricultural Bank of China Ltd. Class H (Banks)	322,877
9,300	Airtac International Group (Machinery)	300,534
1,000	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	24,423
9,398	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	1,834,396
30,000	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	18,299
53,989	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	258,224
16,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	348,342
1,526	Autohome, Inc. ADR (Interactive Media & Services)	69,128
2,967	Baidu, Inc. ADR* (Interactive Media & Services)	486,618

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,702,037	Bank of China Ltd. Class H (Banks)	$ 591,441
492,363	Bank of Communications Co. Ltd. Class H (Banks)	284,807
446,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	256,327
8,000	BYD Co. Ltd. Class H (Automobiles)	247,267
37,100	Centre Testing International Group Co. Ltd. Class A (Professional Services)	156,323
530,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	90,028
269,000	China CITIC Bank Corp. Ltd. Series H (Banks)	120,384
198,515	China Construction Bank Corp. Class H (Banks)	138,274
96,709	China Everbright Bank Co. Ltd. Class H (Banks)	32,968
41,000	China Feihe Ltd.(a) (Food Products)	78,823
218,162	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	113,988
69,000	China International Capital Corp. Ltd. Class H(a) (Capital Markets)	158,943
88,500	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	165,731
64,532	China Medical System Holdings Ltd. (Pharmaceuticals)	131,052
58,500	China Merchants Bank Co. Ltd. Class H (Banks)	445,042
156,000	China Modern Dairy Holdings, Ltd. (Food Products)	28,165
46,000	China National Building Material Co. Ltd. Class H (Construction Materials)	49,823
406,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	185,652
222,000	China Railway Group Ltd. Class H (Construction & Engineering)	102,930
48,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	90,827
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	41,776
32,500	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	60,685
7,200	Chongqing Brewery Co. Ltd.* (Beverages)	172,717

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,520	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	$ 559,546
71,500	COSCO Shipping Holdings Co. Ltd. Class H* (Marine)	107,858
47,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	382,739
1,019	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	60,376
130,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	115,322
13,700	ENN Energy Holdings Ltd. (Gas Utilities)	285,896
4,779	FinVolution Group (Consumer Finance)	31,207
13,100	Ganfeng Lithium Co. Ltd. Class H(a) (Metals & Mining)	281,958
72,600	GF Securities Co. Ltd. Class H (Capital Markets)	103,154
105,200	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	92,314
22,800	Guotai Junan Securities Co. Ltd. Class H(a) (Capital Markets)	28,667
21,000	Haitian International Holdings Ltd. (Machinery)	76,881
7,351	Hello Group, Inc. ADR (Software)	91,079
9,800	Hygeia Healthcare Holdings Co, Ltd.(a) (Health Care Providers & Services)	98,133
3,591	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	254,530
92,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	976,921
17,700	LONGi Green Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	236,596
9,300	Meituan Class B*(a) (Internet & Direct Marketing Retail)	257,344
324,000	Metallurgical Corp. of China Ltd. Class H (Construction & Engineering)	98,924
11,900	NetEase, Inc. (Entertainment)	236,693
727	NetEase, Inc. ADR (Entertainment)	74,307
6,021	NIO, Inc. ADR* (Automobiles)	269,018
370,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	154,564
6,300	Pharmaron Beijing Co, Ltd. Class H(a) (Life Sciences Tools & Services)	138,161

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,074	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	$ 189,999
25,400	Shenzhen Inovance Technology Co. Ltd. Class A (Machinery)	307,253
2,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	157,741
23,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	510,445
1,500	Silergy Corp. (Semiconductors & Semiconductor Equipment)	203,527
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	32,496
48,338	Tencent Holdings Ltd. (Interactive Media & Services)	2,915,175
120,000	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	37,239
27,996	Tianneng Power International Ltd. (Auto Components)	53,718
16,000	Tongcheng-Elong Holdings Ltd.* (Hotels, Restaurants & Leisure)	36,008
3,370	Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	87,384
8,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	63,230
29,000	Uni-President China Holdings Ltd. (Food Products)	29,158
3,876	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	64,458
254,000	Want Want China Holdings Ltd. (Food Products)	171,452
3,948	Weibo Corp. ADR* (Interactive Media & Services)	222,667
35,000	Weichai Power Co. Ltd. Class H (Machinery)	76,712
7,300	Wuliangye Yibin Co. Ltd. Class A (Beverages)	250,511
5,500	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	121,909
77,978	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	1,191,055
38,000	Xtep International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	52,846
46,000	Yadea Group Holdings Ltd.(a) (Automobiles)	79,162

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
60,000	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	$ 89,197
1,263	Zai Lab, Ltd. ADR* (Biotechnology)	182,642
16,000	Zhongsheng Group Holdings Ltd. (Specialty Retail)	147,460

		19,751,525

Denmark – 0.6%
293	ALK-Abello A/S* (Pharmaceuticals)	144,451
2,241	Carlsberg AS Class B (Beverages)	414,104
13	Coloplast A/S Class B (Health Care Equipment & Supplies)	2,377
4,141	DSV PANALPINA A/S (Air Freight & Logistics)	1,009,430
12,401	Novo Nordisk A/S Class B (Pharmaceuticals)	1,147,976
34	Orsted A/S(a) (Electric Utilities)	5,043
392	Rockwool International A/S Class B (Building Products)	208,006
1,360	Royal Unibrew A/S (Beverages)	184,299
4,761	Vestas Wind Systems A/S (Electrical Equipment)	175,560

		3,291,246

Finland – 0.1%
116	Elisa Oyj (Diversified Telecommunication Services)	7,455
2,190	Kesko Oyj Class B (Food & Staples Retailing)	93,868
6,286	Kojamo Oyj (Real Estate Management & Development)	154,985
38	Kone Oyj Class B (Machinery)	3,147
409	Neste Oyj (Oil, Gas & Consumable Fuels)	25,142

		284,597

France – 3.8%
8,469	Air Liquide SA (Chemicals)	1,472,831
16,684	Alstom SA* (Machinery)	691,991
1,116	Arkema SA (Chemicals)	142,049
38,150	AXA SA (Insurance)	987,971
317	BioMerieux (Health Care Equipment & Supplies)	37,798
3,274	BNP Paribas SA (Banks)	199,646
558	Bollore SA (Entertainment)	3,118
365	Bouygues SA (Construction & Engineering)	14,068
5,371	Capgemini SE (IT Services)	1,160,956
2,901	Carrefour SA (Food & Staples Retailing)	53,884
3,771	Cellectis SA ADR* (Biotechnology)	48,834

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
75	Cie de Saint-Gobain (Building Products)	$ 5,361
2,450	Cie Generale des Etablissements Michelin SCA (Auto Components)	400,189
13,067	Danone SA (Food Products)	961,123
7,955	Dassault Systemes SE (Software)	438,815
90	Eiffage SA (Construction & Engineering)	9,175
30,350	Engie SA (Multi-Utilities)	404,727
3,346	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	631,668
9,489	Eutelsat Communications SA (Media)	103,250
2,456	Faurecia SE (Auto Components)	109,617
17	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,696
15	Hermes International (Textiles, Apparel & Luxury Goods)	22,932
120	Iliad SA (Diversified Telecommunication Services)	25,861
64	Imerys SA (Construction Materials)	2,965
1,328	L’Oreal SA (Personal Products)	607,551
4,827	Legrand SA (Electrical Equipment)	543,983
3,002	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,403,602
1,008	Nexans SA (Electrical Equipment)	96,479
9,852	Orange SA (Diversified Telecommunication Services)	109,644
9,093	Pernod Ricard SA (Beverages)	2,006,884
201	Publicis Groupe SA (Media)	12,689
61	Rubis SCA (Gas Utilities)	2,447
15,575	Sanofi (Pharmaceuticals)	1,605,365
241	Sartorius Stedim Biotech (Life Sciences Tools & Services)	137,573
10,124	Schneider Electric SE (Electrical Equipment)	1,695,652
3,925	SCOR SE (Insurance)	109,612
24	SEB SA (Household Durables)	3,988
850	Sopra Steria Group SACA (IT Services)	168,962
7,162	SPIE SA (Commercial Services & Supplies)	169,643
404	Suez SA (Multi-Utilities)	9,424
21	Teleperformance (Professional Services)	8,858
30,102	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,312,649
9,071	Valeo SA (Auto Components)	262,295

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,485	Veolia Environnement SA (Multi-Utilities)	$ 81,502
6,068	Vinci SA (Construction & Engineering)	642,446
351	Vivendi SE (Entertainment)	11,859

		19,934,632

Germany – 2.7%
98	Allianz SE (Insurance)	24,359
8,115	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	171,691
15,170	BASF SE (Chemicals)	1,192,035
19,019	Bayer AG (Pharmaceuticals)	1,133,133
40	Bayerische Motoren Werke AG (Automobiles)	3,977
159	Bechtle AG (IT Services)	32,831
7,174	Beiersdorf AG (Personal Products)	852,082
413	Brenntag SE (Trading Companies & Distributors)	41,250
54	Covestro AG(a) (Chemicals)	3,479
2,460	Daimler AG (Automobiles)	219,529
5,209	Deutsche Boerse AG (Capital Markets)	869,194
1,096	Deutsche Post AG (Air Freight & Logistics)	74,277
4,035	Deutsche Telekom AG (Diversified Telecommunication Services)	83,743
555	Deutsche Wohnen SE (Real Estate Management & Development)	34,650
2,883	DWS Group GmbH & Co. KGaA(a) (Capital Markets)	135,984
46	Evonik Industries AG (Chemicals)	1,599
4,207	Evotec SE* (Life Sciences Tools & Services)	174,441
1,157	flatexDEGIRO AG* (Capital Markets)	139,813
71	Hannover Rueck SE (Insurance)	11,934
900	HelloFresh SE* (Internet & Direct Marketing Retail)	84,365
8,033	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	306,974
2,615	Jungheinrich AG (Machinery)	143,856
1,494	KION Group AG (Machinery)	158,654
45	LEG Immobilien SE (Real Estate Management & Development)	7,112
3,879	Merck KGaA (Pharmaceuticals)	794,047
1,091	MTU Aero Engines AG (Aerospace & Defense)	272,900
475	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	128,166

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
215	ProSiebenSat.1 Media SE (Media)	$ 4,085
1,650	Rheinmetall AG (Industrial Conglomerates)	158,334
30,685	RWE AG (Multi-Utilities)	1,091,026
27,587	SAP SE (Software)	3,959,044
112	Sartorius AG (Health Care Equipment & Supplies)	67,750
1,185	Scout24 AG(a) (Interactive Media & Services)	101,476
6,926	Siemens AG (Industrial Conglomerates)	1,080,685
580	Sixt SE* (Road & Rail)	80,693
1,492	Stroeer SE & Co. KGaA (Media)	118,010
33	Symrise AG (Chemicals)	4,866
3,461	TAG Immobilien AG (Real Estate Management & Development)	114,782
148	Talanx AG* (Insurance)	6,288
172	Traton SE (Machinery)	5,395
695	Uniper SE (Independent Power and Renewable Electricity Producers)	27,135
9	Volkswagen AG (Automobiles)	2,987
69	Vonovia SE (Real Estate Management & Development)	4,594
600	Zalando SE*(a) (Internet & Direct Marketing Retail)	66,667

		13,989,892

Hong Kong – 1.0%
191,725	AIA Group Ltd. (Insurance)	2,294,135
25,000	China Mengniu Dairy Co. Ltd. (Food Products)	135,735
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	103,374
628,892	China South City Holdings Ltd. (Real Estate Management & Development)	59,937
66,000	CITIC Ltd. (Industrial Conglomerates)	71,286
5,719	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	41,785
855	CLP Holdings Ltd. (Electric Utilities)	8,816
184,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	248,370
2,390	Dah Sing Banking Group Ltd. (Banks)	2,460
718	Dah Sing Financial Holdings Ltd. (Banks)	2,263
25,000	Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	169,426
2,363	Hang Lung Group Ltd. (Real Estate Management & Development)	5,787

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
4,677	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	$ 298,906
38,000	Hopson Development Holdings Ltd. (Real Estate Management & Development)	125,935
35,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	137,817
4,871	Kerry Logistics Network Ltd. (Air Freight & Logistics)	14,515
1,271	Kerry Properties Ltd. (Real Estate Management & Development)	3,754
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	120,499
90,000	Kunlun Energy Co. Ltd. (Gas Utilities)	77,809
243,723	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	227,267
610	Link REIT (Equity Real Estate Investment Trusts (REITs))	5,829
58,341	Man Wah Holdings Ltd. (Household Durables)	117,061
39,042	PCCW Ltd. (Diversified Telecommunication Services)	20,451
12	RenaissanceRe Holdings Ltd. (Insurance)	1,832
1,089	Shun Tak Holdings Ltd.* (Industrial Conglomerates)	316
75,715	Sinotruk Hong Kong Ltd. (Machinery)	129,793
3,001	SITC International Holdings Co. Ltd. (Marine)	12,380
39,000	Sun Art Retail Group Ltd.* (Food & Staples Retailing)	24,279
17,513	Swire Pacific Ltd. Class A (Real Estate Management & Development)	108,788
2,214	Swire Pacific Ltd. Class B (Real Estate Management & Development)	2,262
59,000	TCL Electronics Holdings Ltd. (Household Durables)	30,069
9,459	Techtronic Industries Co. Ltd. (Machinery)	168,676
18,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	61,077
178,000	Truly International Holdings Ltd.* (Electronic Equipment, Instruments & Components)	64,872
496	Vinda International Holdings Ltd. (Household Products)	1,401
39,500	Yue Yuen Industrial Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	83,361

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
22,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$ 20,486

		5,002,809

Hungary* – 0.1%
9,631	OTP Bank Nyrt (Banks)	519,360

India – 1.5%
10,903	Adani Enterprises Ltd. (Trading Companies & Distributors)	208,266
28,946	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	37,336
5,563	Adani Total Gas Ltd. (Gas Utilities)	66,724
6,190	Adani Transmission Ltd.* (Electric Utilities)	74,163
852	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	46,244
5,992	Asian Paints Ltd. (Chemicals)	238,412
4,925	Avanti Feeds Ltd. (Food Products)	42,128
5,795	Axis Bank Ltd.* (Banks)	55,335
2,327	Bajaj Finance Ltd. (Consumer Finance)	195,357
9,609	Balkrishna Industries Ltd. (Auto Components)	307,030
6,341	Bharat Forge Ltd. (Auto Components)	65,916
5,073	Cholamandalam Investment and Finance Co, Ltd. (Consumer Finance)	32,488
1,113	Colgate-Palmolive India Ltd. (Personal Products)	25,515
1,141	Divi’s Laboratories Ltd.* (Life Sciences Tools & Services)	75,275
367	Dixon Technologies India, Ltd.* (Household Durables)	21,238
614	Dr Lal PathLabs Ltd.(a) (Health Care Providers & Services)	29,396
2,344	Eicher Motors, Ltd.* (Automobiles)	79,835
10,779	Escorts Ltd. (Machinery)	171,965
2,572	HCL Technologies Ltd. (IT Services)	35,466
32,472	HDFC Bank Ltd. (Banks)	624,897
9,250	HDFC Bank Ltd. ADR (Banks)	652,773
12,556	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	413,339
18,337	ICICI Bank Ltd. (Banks)	168,671
246	IndiaMart InterMesh, Ltd.*(a) (Trading Companies & Distributors)	23,670
18,316	Infosys Ltd. (IT Services)	399,177

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
26,300	Infosys Ltd. ADR (IT Services)	$ 581,756
694	Larsen & Toubro Infotech Ltd.(a) (IT Services)	43,734
20,429	Laurus Labs Ltd.(a) (Pharmaceuticals)	176,331
72,822	Motherson Sumi Systems Ltd.* (Auto Components)	230,001
96	Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	40,724
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	49,034
95,944	REC Ltd. (Diversified Financial Services)	195,130
11,821	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	324,038
70,291	State Bank of India (Banks)	408,645
15,465	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	161,029
13,151	Tata Consultancy Services Ltd. (IT Services)	560,675
796	Tata Elxsi Ltd. (Software)	45,229
18,522	Tata Motors Ltd.* (Automobiles)	73,350
3,082	Tata Steel Ltd. (Metals & Mining)	59,524
1,700	UltraTech Cement Ltd. (Construction Materials)	174,307
3,099	Voltas Ltd. (Construction & Engineering)	44,181
49,516	Wipro Ltd. (IT Services)	391,356

		7,649,660

Indonesia – 0.2%
803,100	Aneka Tambang Tbk (Metals & Mining)	139,950
789,000	Bank Mandiri Persero Tbk PT (Banks)	310,887
753,400	Bank Rakyat Indonesia Persero Tbk PT (Banks)	193,282
874,900	Multipolar Tbk PT* (Multiline Retail)	33,574
279,600	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	62,675
48,500	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	65,621

		805,989

Ireland – 2.0%
7,712	Accenture PLC Class A (IT Services)	2,449,948
16,855	Aon PLC Class A (Insurance)	4,382,806
131	Eaton Corp. PLC (Electrical Equipment)	20,705
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	682

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
13,522	Grafton Group PLC (Trading Companies & Distributors)	$ 241,240
2,944	ICON PLC* (Life Sciences Tools & Services)	716,187
266	Johnson Controls International PLC (Building Products)	18,998
129	Kerry Group PLC Class A (Food Products)	19,128
50	Kingspan Group PLC (Building Products)	5,437
2,148	Linde PLC (Chemicals)	658,794
132	Medtronic PLC (Health Care Equipment & Supplies)	17,333
500	nVent Electric PLC (Electrical Equipment)	15,805
10,186	Ryanair Holdings PLC ADR* (Airlines)	1,110,681
2,900	STERIS PLC (Health Care Equipment & Supplies)	632,055
106	Trane Technologies PLC (Building Products)	21,583
13	Willis Towers Watson PLC (Insurance)	2,679

		10,314,061

Israel – 0.2%
1,044	Bank Leumi Le-Israel BM* (Banks)	7,977
115,800	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	123,684
4,524	Check Point Software Technologies Ltd.* (Software)	575,000
899	CyberArk Software Ltd.* (Software)	127,685
10	Electra Ltd. (Construction & Engineering)	5,620
643	Energix-Renewable Energies Ltd. (Independent Power and Renewable Electricity Producers)	2,534
27,877	Israel Discount Bank Ltd. Class A* (Banks)	130,590
84	Nice Ltd.* (Software)	23,376
114	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	13,765
5,359	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	149,248

		1,159,479

Italy – 1.0%
532	Assicurazioni Generali SpA (Insurance)	10,607
15,334	Banca Mediolanum SpA (Diversified Financial Services)	150,915
75,970	BPER Banca (Banks)	148,104

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
6,788	Buzzi Unicem SpA (Construction Materials)	$ 179,428
147,080	Enel SpA (Electric Utilities)	1,355,420
22,336	Eni SpA (Oil, Gas & Consumable Fuels)	264,137
3,616	ERG SpA (Independent Power and Renewable Electricity Producers)	112,930
32,800	Hera SpA (Multi-Utilities)	139,382
177,370	Intesa Sanpaolo SpA (Banks)	489,993
14,527	Mediobanca Banca di Credito Finanziario SpA* (Banks)	170,030
1,069	Poste Italiane SpA(a) (Insurance)	14,145
4,179	Prysmian SpA (Electrical Equipment)	149,831
21,863	Snam SpA (Gas Utilities)	132,246
1,101	Terna SpA (Electric Utilities)	8,738
139,606	UniCredit SpA (Banks)	1,669,878

		4,995,784

Japan – 4.4%
2,000	ABC-Mart, Inc. (Specialty Retail)	110,273
2	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	9,085
4	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	13,648
4,900	Aeon Co. Ltd. (Food & Staples Retailing)	134,088
100	Air Water, Inc. (Chemicals)	1,495
500	Aisin Corp. (Auto Components)	20,242
400	Alfresa Holdings Corp. (Health Care Providers & Services)	6,092
14,200	Amada Co. Ltd. (Machinery)	145,949
100	ANA Holdings, Inc.* (Airlines)	2,343
6,300	Anritsu Corp. (Electronic Equipment, Instruments & Components)	110,109
800	Azbil Corp. (Electronic Equipment, Instruments & Components)	31,198
4,800	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	107,516
300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	6,908
3,800	Casio Computer Co. Ltd. (Household Durables)	61,936
600	Chubu Electric Power Co., Inc. (Electric Utilities)	7,200
500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	18,425
1,700	cocokara fine, Inc. (Food & Staples Retailing)	126,916

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
850	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	$ 144,290
4,500	Daikin Industries Ltd. (Building Products)	939,747
11	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	32,750
4,300	Denka Co. Ltd (Chemicals)	148,814
5,800	Denso Corp. (Auto Components)	398,467
100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,464
24,600	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	103,335
3,900	FANUC Corp. (Machinery)	873,473
100	Fujitsu General Ltd. (Household Durables)	2,580
50	Fujitsu Ltd. (IT Services)	8,506
94	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	168,370
700	GS Yuasa Corp. (Electrical Equipment)	17,984
2,500	Hanwa Co. Ltd. (Trading Companies & Distributors)	73,975
19,700	Hitachi Ltd. (Industrial Conglomerates)	1,133,128
800	Hokuriku Electric Power Co. (Electric Utilities)	4,175
200	Honda Motor Co. Ltd. (Automobiles)	6,424
6,700	Hoya Corp. (Health Care Equipment & Supplies)	945,836
4	Industrial & Infrastructure Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	7,753
2,700	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	85,732
10,100	ITOCHU Corp. (Trading Companies & Distributors)	298,952
200	Itoham Yonekyu Holdings, Inc. (Food Products)	1,330
500	Iwatani Corp. (Oil, Gas & Consumable Fuels)	28,724
1,700	Jafco Group Co. Ltd. (Capital Markets)	97,112
195	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	118,912
6	Japan Logistics Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	18,206
15	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	15,713

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 6,280
17,500	Japan Tobacco, Inc. (Tobacco)	341,955
9,400	JGC Holdings Corp. (Construction & Engineering)	84,625
1,200	K’s Holdings Corp. (Specialty Retail)	14,178
6,700	Kamigumi Co. Ltd. (Transportation Infrastructure)	141,388
1,100	Kandenko Co. Ltd. (Construction & Engineering)	9,227
100	KDDI Corp. (Wireless Telecommunication Services)	3,058
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	2,749
51	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	110,409
1,320	Keyence Corp. (Electronic Equipment, Instruments & Components)	735,243
100	Kinden Corp. (Construction & Engineering)	1,622
810	Koei Tecmo Holdings Co. Ltd. (Entertainment)	38,056
6,600	Koito Manufacturing Co. Ltd. (Auto Components)	403,924
700	Konami Holdings Corp. (Entertainment)	38,770
2,300	Kose Corp. (Personal Products)	363,425
32,600	Kubota Corp. (Machinery)	681,714
2,000	Kumagai Gumi Co. Ltd. (Construction & Engineering)	51,434
8,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	537,589
5,500	Kyowa Exeo Corp. (Construction & Engineering)	136,715
2,200	Kyudenko Corp. (Construction & Engineering)	78,402
3,000	Kyushu Electric Power Co., Inc. (Electric Utilities)	22,678
100	Kyushu Railway Co. (Road & Rail)	2,255
10	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	18,322
3,300	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	619,514
100	Lixil Corp. (Building Products)	2,729
1,500	M&A Capital Partners Co, Ltd.* (Capital Markets)	72,628
200	M3, Inc. (Health Care Technology)	13,081

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,600	Marubeni Corp. (Trading Companies & Distributors)	$ 13,618
1,100	Medipal Holdings Corp. (Health Care Providers & Services)	20,716
3,500	Mirait Holdings Corp. (Construction & Engineering)	69,012
5,400	Mitsubishi Chemical Holdings Corp. (Chemicals)	45,311
900	Mitsubishi Corp. (Trading Companies & Distributors)	25,244
1,100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	22,914
20,100	Mitsubishi HC Capital Inc. (Diversified Financial Services)	109,632
100	Mitsubishi Heavy Industries Ltd. (Machinery)	2,889
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	5,176
800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	18,362
100	Mitsui Chemicals, Inc. (Chemicals)	3,189
26	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	145,517
1,100	Mizuho Leasing Co. Ltd (Diversified Financial Services)	36,508
2	Mori Hills REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,942
3,200	Morinaga Milk Industry Co. Ltd. (Food Products)	179,307
13,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,153,502
1,100	Nagase & Co. Ltd. (Trading Companies & Distributors)	16,835
100	Nagoya Railroad Co. Ltd.* (Road & Rail)	1,684
600	NEC Networks & System Integration Corp. (IT Services)	10,640
3,600	NET One Systems Co. Ltd. (IT Services)	123,460
3,300	NH Foods Ltd. (Food Products)	133,103
1,650	Nidec Corp. (Electrical Equipment)	185,202
100	Nifco, Inc. (Auto Components)	3,324
3,000	Nihon Unisys Ltd. (IT Services)	90,462
400	Nippo Corp. (Construction & Engineering)	11,112
1	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	6,121
2,000	Nippon Express Co. Ltd. (Road & Rail)	146,099

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
700	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	$ 8,183
16	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	53,433
20	NIPPON REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	82,966
1,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	97,801
200	Nippon Steel Corp. (Metals & Mining)	3,469
1,000	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	25,608
900	Nippon Yusen KK (Marine)	48,629
2,500	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	68,408
1,700	Nissan Motor Co. Ltd.* (Automobiles)	9,866
13	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	20,657
100	Nomura Research Institute Ltd. (IT Services)	3,218
1,900	Obayashi Corp. (Construction & Engineering)	15,537
200	Oji Holdings Corp. (Paper & Forest Products)	1,153
30,400	Olympus Corp. (Health Care Equipment & Supplies)	625,612
300	ORIX Corp. (Diversified Financial Services)	5,249
200	Osaka Gas Co. Ltd. (Gas Utilities)	3,737
15,400	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	104,354
5,500	Persol Holdings Co. Ltd. (Professional Services)	110,965
900	Rengo Co. Ltd. (Containers & Packaging)	7,662
100	Rinnai Corp. (Household Durables)	9,290
5,100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	103,459
3,000	Sankyu, Inc. (Road & Rail)	134,842
2,500	Sato Holdings Corp. (Commercial Services & Supplies)	63,862
8,200	Sega Sammy Holdings, Inc. (Leisure Products)	103,430
300	Seino Holdings Co. Ltd. (Road & Rail)	3,818
5,700	Sekisui House Ltd. (Household Durables)	112,891
16	Sekisui House Reit, Inc. (Equity Real Estate Investment Trusts (REITs))	14,095
3,900	Seria Co. Ltd. (Multiline Retail)	140,286

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	$ 5,378
600	Shikoku Electric Power Co. Inc. (Electric Utilities)	3,948
200	Shimizu Corp. (Construction & Engineering)	1,473
2,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	342,571
300	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,197
8,200	Shinsei Bank Ltd. (Banks)	108,456
3,900	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	98,349
800	SMC Corp. (Machinery)	475,579
4,100	Sodick Co. Ltd. (Machinery)	38,268
700	SoftBank Corp. (Wireless Telecommunication Services)	9,143
900	SoftBank Group Corp. (Wireless Telecommunication Services)	56,597
5,700	Sojitz Corp. (Trading Companies & Distributors)	17,438
14,300	Sompo Holdings, Inc. (Insurance)	591,192
5,100	Sony Group Corp. (Household Durables)	532,779
100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	7,380
3,400	Sumitomo Bakelite Co. Ltd. (Chemicals)	147,999
500	Sumitomo Corp. (Trading Companies & Distributors)	6,795
200	Sumitomo Electric Industries Ltd. (Auto Components)	2,841
8,800	Sumitomo Forestry Co. Ltd. (Household Durables)	166,488
5,500	Sumitomo Heavy Industries Ltd. (Machinery)	152,338
200	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	8,105
21,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	724,745
100	Suzuken Co. Ltd. (Health Care Providers & Services)	2,886
100	Takashimaya Co. Ltd. (Multiline Retail)	1,038
44,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,474,593
1,000	Teijin Ltd. (Chemicals)	15,057
16,300	Terumo Corp. (Health Care Equipment & Supplies)	632,615
17,600	The Chiba Bank Ltd. (Banks)	100,121
2,400	The Chugoku Electric Power Co., Inc. (Electric Utilities)	21,695
300	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,830
7,700	The Yokohama Rubber Co. Ltd. (Auto Components)	153,757
4,200	TIS, Inc. (IT Services)	108,932
200	Tobu Railway Co. Ltd. (Road & Rail)	5,201

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,000	Toda Corp. (Construction & Engineering)	$ 7,128
3,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	23,486
9,400	Tokai Carbon Co. Ltd. (Chemicals)	124,168
500	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	1,333
2,600	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	168,510
500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	8,482
3,100	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	79,181
600	Toyo Suisan Kaisha Ltd. (Food Products)	22,906
4,300	Toyoda Gosei Co. Ltd. (Auto Components)	101,075
300	Toyota Boshoku Corp. (Auto Components)	6,052
100	Toyota Motor Corp. (Automobiles)	8,978
300	Toyota Tsusho Corp. (Trading Companies & Distributors)	14,164
8,000	TS Tech Co. Ltd. (Auto Components)	119,018
600	Ube Industries Ltd. (Chemicals)	12,051
3,500	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	170,432
6	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	8,826
700	Yamada Holdings Co. Ltd. (Specialty Retail)	3,307
100	Yaoko Co. Ltd. (Food & Staples Retailing)	6,034
5,400	Z Holdings Corp. (Interactive Media & Services)	27,028
2,300	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	104,353
9,300	Zeon Corp. (Chemicals)	127,068

		22,855,870

Luxembourg – 0.3%
4,548	Adecoagro SA* (Food Products)	43,479
2,468	APERAM SA (Metals & Mining)	154,672
19,051	ArcelorMittal SA (Metals & Mining)	665,364
33,903	B&M European Value Retail SA (Multiline Retail)	260,471
96	Eurofins Scientific SE (Life Sciences Tools & Services)	11,483
968	Globant SA* (IT Services)	231,507

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – (continued)
131	RTL Group SA* (Media)	$ 7,417

		1,374,393

Macau* – 0.1%
152,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	520,445

Malaysia – 0.1%
30,900	D&O Green Technologies Bhd (Semiconductors & Semiconductor Equipment)	38,832
176,200	Inari Amertron Bhd (Electronic Equipment, Instruments & Components)	139,152
57,400	Kossan Rubber Industries (Health Care Equipment & Supplies)	47,062
37,001	Malayan Banking Bhd (Banks)	70,232
110,000	Supermax Corp. Bhd (Health Care Equipment & Supplies)	85,237
25,900	Telekom Malaysia Bhd (Diversified Telecommunication Services)	36,458

		416,973

Mexico – 0.3%
395,973	Cemex SAB de CV* (Construction Materials)	481,565
960	Controladora Vuela Cia de Aviacion SAB de CV ADR* (Airlines)	21,197
13,600	Grupo Bimbo SAB de CV Series A (Food Products)	31,345
76,372	Grupo Financiero Banorte SAB de CV Class O (Banks)	495,111
101,600	Grupo Mexico SAB de CV Series B (Metals & Mining)	465,529
3,579	Grupo Televisa SAB ADR (Media)	48,495
53,800	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	177,349

		1,720,591

Netherlands – 1.9%
3,590	Aalberts NV (Machinery)	218,857
225	Adyen NV*(a) (IT Services)	609,761
7,499	Airbus SE* (Aerospace & Defense)	1,028,628
12,929	Akzo Nobel NV (Chemicals)	1,597,083
692	ASM International NV (Semiconductors & Semiconductor Equipment)	245,598
1,320	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,012,050
4,731	ASR Nederland NV (Insurance)	194,428

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,950	Euronext NV(a) (Capital Markets)	$ 216,930
566	EXOR NV (Diversified Financial Services)	46,500
3,150	Ferrari NV (Automobiles)	686,505
22	Heineken Holding NV (Beverages)	2,164
20	IMCD NV (Trading Companies & Distributors)	3,465
82,076	ING Groep NV (Banks)	1,053,092
5,797	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	180,199
177	Koninklijke DSM NV (Chemicals)	35,680
2,255	Koninklijke KPN NV (Diversified Telecommunication Services)	7,399
15,714	Koninklijke Philips NV (Health Care Equipment & Supplies)	724,564
1,096	NN Group NV (Insurance)	54,489
1,300	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	268,307
38,576	PostNL NV (Air Freight & Logistics)	208,757
7,200	QIAGEN NV* (Life Sciences Tools & Services)	385,870
6,914	Randstad NV (Professional Services)	501,615
792	Shop Apotheke Europe NV*(a) (Internet & Direct Marketing Retail)	118,734
2,749	Signify NV(a) (Electrical Equipment)	153,995
1,034	Technip Energies NV* (Energy Equipment & Services)	14,014
1,386	Wolters Kluwer NV (Professional Services)	158,009
1,558	Yandex NV Class A* (Interactive Media & Services)	105,835

		9,832,528

New Zealand – 0.0%
519	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	11,424
2,269	Infratil, Ltd. (Electric Utilities)	11,558
2,005	Spark New Zealand Ltd. (Diversified Telecommunication Services)	6,618

		29,600

Shares	Description	Value

Common Stocks – (continued)
Norway – 0.0%
223	Aker ASA (Diversified Financial Services)	$ 17,097
205	Equinor ASA (Oil, Gas & Consumable Fuels)	$3,993
18,168	LINK Mobility Group Holding ASA* (Software)	67,039
2,700	Orkla ASA (Food Products)	24,523
249	Scatec ASA(a) (Independent Power and Renewable Electricity Producers)	5,350
81	Tomra Systems ASA (Commercial Services & Supplies)	4,681

		122,683

Panama* – 0.0%
1,780	Copa Holdings SA Class A (Airlines)	126,220

Peru* – 0.1%
2,588	Credicorp Ltd. (Banks)	261,284

Poland – 0.1%
3,467	Bank Polska Kasa Opieki SA* (Banks)	84,676
3,394	KGHM Polska Miedz SA (Metals & Mining)	171,366
566	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	10,723
78,544	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	128,150

		394,915

Portugal – 0.1%
2,206	EDP - Energias de Portugal SA (Electric Utilities)	11,442
26,978	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	263,082
95,863	Sonae SGPS SA (Food & Staples Retailing)	94,636

		369,160

Puerto Rico – 0.2%
1,973	EVERTEC, Inc. (IT Services)	86,220
14,555	Popular, Inc. (Banks)	1,059,022

		1,145,242

Qatar – 0.0%
143,264	Barwa Real Estate Co. (Real Estate Management & Development)	120,272
30,714	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	25,569
6,944	Qatar Islamic Bank SAQ (Banks)	32,841

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
178,724	United Development Co. QSC (Real Estate Management & Development)	$ 71,666

		250,348

Russia – 0.4%
6,640	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	569,444
10,097	Magnit PJSC GDR (Food & Staples Retailing)	147,568
7,992	Novolipetsk Steel PJSC (Metals & Mining)	280,359
62	Polymetal International PLC (Metals & Mining)	1,347
52,114	Sberbank of Russia PJSC ADR (Banks)	866,876
768	Severstal PJSC GDR (Metals & Mining)	18,893
61,800	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	273,156
95,997	VTB Bank PJSC GDR (Banks)	125,372

		2,283,015

Singapore – 0.3%
154	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	1,132
114,200	ComfortDelGro Corp. Ltd. (Road & Rail)	132,485
24,300	DBS Group Holdings Ltd. (Banks)	543,745
108,851	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	121,911
42,400	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	82,548
100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	159
55,920	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	123,816
8,960	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	13,951
14,925	NetLink NBN Trust (Diversified Telecommunication Services)	10,737
2,415	Olam International Ltd. (Food & Staples Retailing)	2,348
551	Sea Ltd. ADR* (Entertainment)	152,164
6,353	Sembcorp Industries Ltd. (Multi-Utilities)	9,800
9,604	Wilmar International Ltd. (Food Products)	30,757

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
131,100	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	$ 132,664

		1,358,217

South Africa – 0.3%
4,457	African Rainbow Minerals Ltd. (Metals & Mining)	90,939
1,608	Anglo American Platinum Ltd. (Metals & Mining)	210,440
1,734	Capitec Bank Holdings Ltd. (Banks)	192,529
5,208	Clicks Group Ltd. (Food & Staples Retailing)	94,227
5,405	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	66,887
27,988	FirstRand Ltd. (Diversified Financial Services)	103,843
8,815	Investec Ltd. (Capital Markets)	32,888
3,276	Kumba Iron Ore Ltd. (Metals & Mining)	173,806
13,026	Mr Price Group Ltd. (Specialty Retail)	193,818
25,906	MTN Group* (Wireless Telecommunication Services)	186,076
23,412	MultiChoice Group (Media)	194,247
251	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	48,438
2,537	Sasol Ltd.* (Chemicals)	37,824
6,099	Shoprite Holdings Ltd. (Food & Staples Retailing)	66,771
1,987	The Foschini Group Ltd.* (Specialty Retail)	20,974
20,518	Truworths International Ltd. (Specialty Retail)	86,546

		1,800,253

South Korea – 2.6%
338	AfreecaTV Co. Ltd. (Interactive Media & Services)	38,980
11,298	BNK Financial Group, Inc. (Banks)	76,050
239	CJ CheilJedang Corp. (Food Products)	97,166
37	CJ Corp. (Industrial Conglomerates)	3,155
101	DB Insurance Co. Ltd. (Insurance)	5,018
1,275	DGB Financial Group, Inc. (Banks)	10,456
1,657	E-MART, Inc. (Food & Staples Retailing)	243,043
200	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	7,446
6,956	Hana Financial Group, Inc. (Banks)	262,440
247	Hankook Tire & Technology Co. Ltd. (Auto Components)	10,396

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,169	Hanmi Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 37,322
252	Hanwha Corp. (Industrial Conglomerates)	5,490
189	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	4,264
437	Hyundai Mobis Co. Ltd. (Auto Components)	101,530
2,894	Hyundai Motor Co. (Automobiles)	550,771
3,117	Industrial Bank of Korea (Banks)	27,889
5,874	Kakao Corp. (Interactive Media & Services)	751,960
9,856	KB Financial Group, Inc. (Banks)	437,763
12,650	Kia Corp. (Automobiles)	923,837
212	Korea Investment Holdings Co. Ltd. (Capital Markets)	17,714
1,468	KT Corp. (Diversified Telecommunication Services)	43,125
12,055	KT Corp. ADR (Diversified Telecommunication Services)	173,471
727	LG Chem Ltd. (Chemicals)	533,984
1,848	LG Display Co. Ltd.* (Electronic Equipment, Instruments & Components)	35,508
3,873	LG Electronics, Inc. (Household Durables)	518,080
124	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	24,510
2,447	Mirae Asset Securities Co. Ltd. (Capital Markets)	19,035
1,222	NAVER Corp. (Interactive Media & Services)	460,573
1,538	POSCO (Metals & Mining)	489,171
796	S-Oil Corp. (Oil, Gas & Consumable Fuels)	67,966
306	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	236,743
37,122	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,536,589
1,060	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,816,510
12,574	Shinhan Financial Group Co. Ltd. (Banks)	426,173
127	SK Holdings Co. Ltd. (Industrial Conglomerates)	29,640
22,081	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,161,648
291	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	64,201
241	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	63,126

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
8,205	Woori Financial Group, Inc. (Banks)	$ 77,360

		13,390,103

Spain – 1.0%
5,278	Aena SME SA*(a) (Transportation Infrastructure)	840,504
36,503	Amadeus IT Group SA* (IT Services)	2,393,895
117,687	Banco Bilbao Vizcaya Argentaria SA (Banks)	753,371
306,318	CaixaBank SA (Banks)	909,736
131	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	8,543
160	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	3,758
2,480	Enagas SA (Gas Utilities)	56,960
6,793	Iberdrola SA (Electric Utilities)	81,750
1,764	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	49,196
1,038	Telefonica SA (Diversified Telecommunication Services)	4,749

		5,102,462

Sweden – 0.8%
7,074	AAK AB (Food Products)	168,640
10,400	Atlas Copco AB Class A (Machinery)	704,340
17,328	Betsson AB* (Hotels, Restaurants & Leisure)	139,495
221	Castellum AB (Real Estate Management & Development)	6,190
5,689	Cint Group AB* (Software)	76,000
149	Electrolux AB Class B (Household Durables)	3,913
3,927	Essity AB Class B (Household Products)	128,483
7,856	Evolution AB(a) (Hotels, Restaurants & Leisure)	1,366,946
74	Fastighets AB Balder* (Real Estate Management & Development)	5,107
10,504	Husqvarna AB Class B (Household Durables)	146,989
206	Industrivarden AB Class A (Diversified Financial Services)	8,219
161	Industrivarden AB Class C (Diversified Financial Services)	6,163
732	Investor AB Class A (Diversified Financial Services)	18,188

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
3,936	Investor AB Class B (Diversified Financial Services)	$ 97,473
179	Kinnevik AB Class A* (Diversified Financial Services)	8,692
2,389	Kinnevik AB Class B* (Diversified Financial Services)	104,150
250	L E Lundbergforetagen AB Class B (Diversified Financial Services)	17,840
4,773	Loomis AB (Commercial Services & Supplies)	160,072
4,008	Lundin Energy AB (Oil, Gas & Consumable Fuels)	124,947
5,525	Mycronic AB (Electronic Equipment, Instruments & Components)	162,262
2,780	Nibe Industrier AB Class B (Building Products)	33,221
314	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	5,840
7,630	Swedbank AB Class A (Banks)	148,584
4,620	Swedish Match AB (Tobacco)	41,372
8,205	Trelleborg AB Class B (Machinery)	202,824

		3,885,950

Switzerland – 3.9%
9,153	ABB Ltd. (Electrical Equipment)	334,619
127	Adecco Group AG (Professional Services)	7,606
8,750	Alcon, Inc. (Health Care Equipment & Supplies)	636,992
59	Baloise Holding AG (Insurance)	9,303
298	Banque Cantonale Vaudoise (Banks)	26,603
682	BKW AG (Electric Utilities)	75,128
351	Bucher Industries AG (Machinery)	195,338
321	Chubb Ltd. (Insurance)	54,166
12,918	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,653,106
71,478	Credit Suisse Group AG (Capital Markets)	717,589
202	DKSH Holding AG (Professional Services)	17,076
8	EMS-Chemie Holding AG (Chemicals)	8,868
329	Garmin Ltd. (Household Durables)	51,719
10	Geberit AG (Building Products)	8,211
89	Georg Fischer AG (Machinery)	144,043

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
22	Givaudan SA (Chemicals)	$ 109,807
6,074	Julius Baer Group Ltd. (Capital Markets)	400,896
244	Kuehne & Nagel International AG (Marine)	82,309
1,316	Logitech International SA (Technology Hardware, Storage & Peripherals)	144,588
970	Lonza Group AG (Life Sciences Tools & Services)	755,267
20,120	Nestle SA (Food Products)	2,547,789
25,694	Novartis AG (Pharmaceuticals)	2,376,140
1,228	Partners Group Holding AG (Capital Markets)	2,097,871
174	PSP Swiss Property AG (Real Estate Management & Development)	23,547
7,719	Roche Holding AG (Pharmaceuticals)	2,982,544
18	Schindler Holding AG (Machinery)	5,718
9,384	SIG Combibloc Group AG (Containers & Packaging)	276,882
3,894	Sika AG (Chemicals)	1,371,741
2,097	Sophia Genetics SA* (Health Care Technology)	32,818
16	Swiss Life Holding AG (Insurance)	8,253
415	Swiss Prime Site AG (Real Estate Management & Development)	44,190
255	Swisscom AG (Diversified Telecommunication Services)	153,255
26	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	3,834
9	Tecan Group AG (Life Sciences Tools & Services)	5,190
50,266	UBS Group AG (Capital Markets)	828,171
702	VAT Group AG(a) (Machinery)	275,573
1,740	Wizz Air Holdings PLC*(a) (Airlines)	119,598
428	Zur Rose Group AG* (Food & Staples Retailing)	159,227
4,117	Zurich Insurance Group AG (Insurance)	1,659,870

		20,405,445

Taiwan – 2.0%
10,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	125,726
36,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	26,685
237,000	Cathay Financial Holding Co. Ltd. (Insurance)	461,276

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
23,400	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	$ 241,112
8,400	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	183,397
27,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	175,455
26,000	Evergreen Marine Corp. Taiwan Ltd.* (Marine)	123,657
158,217	Fubon Financial Holding Co. Ltd. (Insurance)	425,312
4,200	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	127,609
62,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	245,007
81,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	54,363
27,467	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	898,112
2,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	28,578
18,000	Nantex Industry Co. Ltd. (Chemicals)	79,311
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	294,325
40,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	153,089
17,696	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	373,630
18,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	40,251
68,000	SinoPac Financial Holdings Co. Ltd. (Banks)	34,233
146,305	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,057,701
22,294	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,600,372
222,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	465,144
8,000	Wan Hai Lines Ltd. (Marine)	64,216
22,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	27,136

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
19,000	Yang Ming Marine Transport Corp.* (Marine)	$ 80,058

		10,385,755

Thailand – 0.2%
3,500	Bangkok Bank PCL (Banks)	10,918
59,200	BEC World PCL* (Media)	23,634
32,000	Com7 PCL Class F (Specialty Retail)	63,153
1,800	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	32,064
15,700	Kasikornbank PCL (Banks)	49,166
40,100	Kiatnakin Phatra Bank PCL (Banks)	62,193
226,000	Krung Thai Bank PCL (Banks)	69,390
32,500	Precious Shipping PCL* (Marine)	23,082
61,100	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	191,360
61,800	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	193,552
188,200	Thai Union Group PCL Class F (Food Products)	127,192
26,900	The Siam Commercial Bank PCL (Banks)	76,552
50,600	Thoresen Thai Agencies PCL (Industrial Conglomerates)	24,205
46,700	Tisco Financial Group PCL (Banks)	125,004

		1,071,465

Turkey – 0.0%
11,818	Arcelik A/S (Household Durables)	46,298
30,914	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables)	109,553

		155,851

United Arab Emirates – 0.2%
73,339	Abu Dhabi Islamic Bank PJSC (Banks)	110,335
291,863	Aldar Properties PJSC (Real Estate Management & Development)	315,012
94,677	Emirates NBD Bank PJSC (Banks)	345,391

		770,738

United Kingdom – 4.5%
261	3i Group PLC (Capital Markets)	4,639
2,094	Admiral Group PLC (Insurance)	98,917

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
26,012	Alphawave IP Group PLC* (Semiconductors & Semiconductor Equipment)	$ 154,172
2,136	Antofagasta PLC (Metals & Mining)	44,350
118	Ashtead Group PLC (Trading Companies & Distributors)	8,830
8,544	AstraZeneca PLC (Pharmaceuticals)	981,790
19,004	Aviva PLC (Insurance)	102,064
385	BAE Systems PLC (Aerospace & Defense)	3,087
76,172	Balfour Beatty PLC (Construction & Engineering)	320,781
268,077	Barclays PLC (Banks)	648,500
193	BHP Group PLC (Metals & Mining)	6,249
46,751	Boohoo Group PLC* (Internet & Direct Marketing Retail)	169,374
241,355	BP PLC (Oil, Gas & Consumable Fuels)	968,805
22,211	British American Tobacco PLC (Tobacco)	826,080
2,689	BT Group PLC* (Diversified Telecommunication Services)	6,477
98	Bunzl PLC (Trading Companies & Distributors)	3,631
2,719	Ceres Power Holdings PLC* (Electrical Equipment)	38,105
48,919	Compass Group PLC* (Hotels, Restaurants & Leisure)	1,033,653
4,279	Computacenter PLC (IT Services)	161,755
9,791	Conduit Holdings Ltd.* (Insurance)	69,272
40,798	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	134,344
1,889	Cranswick PLC (Food Products)	106,341
686	Croda International PLC (Chemicals)	80,304
4,725	CVS Group PLC* (Health Care Providers & Services)	157,784
3,710	Dechra Pharmaceuticals PLC (Pharmaceuticals)	256,298
17,422	Diageo PLC (Beverages)	863,892
2,447	Direct Line Insurance Group PLC (Insurance)	10,126
40,132	DS Smith PLC (Containers & Packaging)	235,751
3,748	Endava PLC ADR* (IT Services)	482,068
5,578	Entain PLC* (Hotels, Restaurants & Leisure)	140,656
35,337	Experian PLC (Professional Services)	1,555,740
1,539	Ferguson PLC (Trading Companies & Distributors)	215,751
4,858	Future PLC (Media)	232,966

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
8,100	Gates Industrial Corp. PLC* (Machinery)	$ 146,691
2,305	Genus PLC (Biotechnology)	176,622
363	GlaxoSmithKline PLC (Pharmaceuticals)	7,167
1,489	Halma PLC (Electronic Equipment, Instruments & Components)	59,770
3,993	Hikma Pharmaceuticals PLC (Pharmaceuticals)	146,828
36,021	Ibstock PLC(a) (Construction Materials)	107,030
14,892	IG Group Holdings PLC (Capital Markets)	184,492
134	IHS Markit Ltd. (Professional Services)	15,657
7,535	IMI PLC (Machinery)	184,343
7,461	Intermediate Capital Group PLC (Capital Markets)	224,841
2,438	International Game Technology PLC* (Hotels, Restaurants & Leisure)	45,712
105,809	ITV PLC* (Media)	164,528
35,412	J Sainsbury PLC (Food & Staples Retailing)	139,446
11,463	JD Sports Fashion PLC (Specialty Retail)	142,831
80	Johnson Matthey PLC (Chemicals)	3,307
4,185	Keywords Studios PLC* (IT Services)	170,559
45,473	Legal & General Group PLC (Insurance)	164,724
6,435	M&G PLC (Diversified Financial Services)	20,150
48,067	Man Group PLC (Capital Markets)	132,257
739	National Grid PLC (Multi-Utilities)	9,449
7,270	Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	163,357
8,245	OSB Group PLC (Thrifts & Mortgage Finance)	55,469
12,857	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	98,739
52	Pennon Group PLC (Water Utilities)	923
624	Phoenix Group Holdings PLC (Insurance)	5,880
53,241	Prudential PLC (Insurance)	999,803
6,164	Reckitt Benckiser Group PLC (Household Products)	471,544
19,053	Redrow PLC (Household Durables)	170,229
54,997	RELX PLC (Professional Services)	1,620,426
4,542	Rentokil Initial PLC (Commercial Services & Supplies)	35,779
1,026	Rightmove PLC (Interactive Media & Services)	10,008

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,725	Rio Tinto PLC (Metals & Mining)	$ 571,224
1,442,662	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,992,490
5,563	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	81,656
11,913	Segro PLC (Equity Real Estate Investment Trusts (REITs))	201,380
50	Severn Trent PLC (Water Utilities)	1,944
152	Smith & Nephew PLC (Health Care Equipment & Supplies)	3,102
13,692	Smiths Group PLC (Industrial Conglomerates)	295,834
36	Spirax-Sarco Engineering PLC (Machinery)	7,501
1,944	SSE PLC (Electric Utilities)	38,976
18,474	SSP Group PLC* (Hotels, Restaurants & Leisure)	66,993
8,097	St. James’s Place PLC (Capital Markets)	178,393
58,173	Taylor Wimpey PLC (Household Durables)	132,999
199,665	TechnipFMC PLC* (Energy Equipment & Services)	1,441,581
133,976	Tesco PLC (Food & Staples Retailing)	433,734
522	The Sage Group PLC (Software)	5,088
20,439	Unilever PLC (Personal Products)	1,176,297
12,154	Vesuvius PLC (Machinery)	90,157
19,743	Victorian Plumbing Group PLC* (Internet & Direct Marketing Retail)	74,095
3,542	Vodafone Group PLC (Wireless Telecommunication Services)	5,695
26,718	WH Smith PLC* (Specialty Retail)	602,593
1,155	Whitbread PLC* (Hotels, Restaurants & Leisure)	48,817
12,082	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	44,941

		23,496,603

United States – 44.8%
2,200	3M Co. (Industrial Conglomerates)	435,468
4,630	Abbott Laboratories (Health Care Equipment & Supplies)	560,137
1,000	AbbVie, Inc. (Biotechnology)	116,300
6,050	ABM Industries, Inc. (Commercial Services & Supplies)	281,264
7,155	ACCO Brands Corp. (Commercial Services & Supplies)	63,966

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,735	Activision Blizzard, Inc. (Entertainment)	$ 312,321
1,000	Acuity Brands, Inc. (Electrical Equipment)	175,380
1,877	Adobe, Inc.* (Software)	1,166,800
6	Advance Auto Parts, Inc. (Specialty Retail)	1,272
105	Aflac, Inc. (Insurance)	5,775
2,000	AGCO Corp. (Machinery)	264,220
1,184	Agilent Technologies, Inc. (Life Sciences Tools & Services)	181,424
2,695	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	202,529
431	Air Products & Chemicals, Inc. (Chemicals)	125,434
1,865	Alamo Group, Inc. (Machinery)	273,726
3,300	Alcoa Corp.* (Metals & Mining)	132,495
39	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	7,852
442	Align Technology, Inc.* (Health Care Equipment & Supplies)	307,544
1,148	Allegiant Travel Co.* (Airlines)	218,258
1,667	Allison Transmission Holdings, Inc. (Machinery)	66,530
1,896	Ally Financial, Inc. (Consumer Finance)	97,379
2,314	Alphabet, Inc. Class A* (Interactive Media & Services)	6,235,142
1,142	Alphabet, Inc. Class C* (Interactive Media & Services)	3,088,448
709	Altra Industrial Motion Corp. (Machinery)	44,440
7,039	Altria Group, Inc. (Tobacco)	338,154
3,065	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	10,199,063
1,283	Amdocs Ltd. (IT Services)	98,932
29	Ameren Corp. (Multi-Utilities)	2,434
500	American Express Co. (Consumer Finance)	85,265
3,200	American International Group, Inc. (Insurance)	151,520
59	American Water Works Co., Inc. (Water Utilities)	10,036
500	Ameriprise Financial, Inc. (Capital Markets)	128,780
7,368	Ameris Bancorp (Banks)	358,158
2,871	AMERISAFE, Inc. (Insurance)	164,221
596	AmerisourceBergen Corp. (Health Care Providers & Services)	72,813

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
36	AMETEK, Inc. (Electrical Equipment)	$ 5,006
48	Amgen, Inc. (Biotechnology)	11,594
172	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	12,468
682	ANSYS, Inc.* (Software)	251,290
4,671	Anthem, Inc. (Health Care Providers & Services)	1,793,711
12,200	Apa Corp. (Oil, Gas & Consumable Fuels)	228,750
61,221	Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,929,695
300	Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	26,910
22,268	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,115,961
112	Arch Capital Group Ltd.* (Insurance)	4,368
66	Archer-Daniels-Midland Co. (Food Products)	3,942
2,102	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	31,698
237	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	28,101
874	Arthur J. Gallagher & Co. (Insurance)	121,757
2,015	Artisan Partners Asset Management, Inc. Class A (Capital Markets)	96,901
1,866	ASGN, Inc.* (Professional Services)	188,709
3,918	Assured Guaranty Ltd. (Insurance)	187,320
12,884	AT&T, Inc. (Diversified Telecommunication Services)	361,396
1,500	Atkore, Inc.* (Electrical Equipment)	112,665
3,983	AtriCure, Inc.* (Health Care Equipment & Supplies)	336,404
500	Autodesk, Inc.* (Software)	160,565
555	Automatic Data Processing, Inc. (IT Services)	116,345
1,300	AutoNation, Inc.* (Specialty Retail)	157,729
18	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	4,101
234	Avery Dennison Corp. (Containers & Packaging)	49,299
8,146	Avient Corp. (Chemicals)	395,244
1,775	Avnet, Inc. (Electronic Equipment, Instruments & Components)	73,343
3,746	Axis Capital Holdings Ltd. (Insurance)	190,559
1,781	Balchem Corp. (Chemicals)	240,239

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
68	Ball Corp. (Containers & Packaging)	$ 5,500
2,000	Bank of America Corp. (Banks)	76,720
2,581	BankUnited, Inc. (Banks)	102,156
4,300	Bath & Body Works, Inc. (Specialty Retail)	344,301
531	Baxter International, Inc. (Health Care Equipment & Supplies)	41,073
1,390	Becton Dickinson & Co. (Health Care Equipment & Supplies)	355,492
2,899	Belden, Inc. (Electronic Equipment, Instruments & Components)	142,051
2,055	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	571,886
968	Best Buy Co., Inc. (Specialty Retail)	108,755
211	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	156,037
28	BlackRock, Inc. (Capital Markets)	24,281
3,861	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	125,174
2,823	Boot Barn Holdings, Inc.* (Specialty Retail)	243,964
7,200	Boston Scientific Corp.* (Health Care Equipment & Supplies)	328,320
5,500	Bristol-Myers Squibb Co. (Pharmaceuticals)	373,285
887	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	430,550
182	Broadridge Financial Solutions, Inc. (IT Services)	31,575
3,844	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	342,154
2,371	Brown & Brown, Inc. (Insurance)	128,982
57	Brown-Forman Corp. Class B (Beverages)	4,042
3,000	Brunswick Corp. (Leisure Products)	313,200
38	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	3,388
209	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,344
1,879	Cactus, Inc. Class A (Energy Equipment & Services)	67,719
2,766	Cadence Design Systems, Inc.* (Software)	408,400
3,689	Callaway Golf Co.* (Leisure Products)	116,868

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,613	Capital One Financial Corp. (Consumer Finance)	$ 422,522
392	Cardinal Health, Inc. (Health Care Providers & Services)	23,277
28	CarMax, Inc.* (Specialty Retail)	3,751
4,373	Carrier Global Corp. (Building Products)	241,608
1,427	Castle Biosciences, Inc.* (Health Care Providers & Services)	99,676
81	Catalent, Inc.* (Pharmaceuticals)	9,705
6,389	Cathay General Bancorp (Banks)	241,951
400	CBRE Group, Inc. Class A* (Real Estate Management & Development)	38,584
2,400	CDK Global, Inc. (Software)	115,176
289	CDW Corp. (Electronic Equipment, Instruments & Components)	52,988
100	Celanese Corp. (Chemicals)	15,577
5,981	Central Garden & Pet Co. Class A* (Household Products)	259,037
2,056	Cerence, Inc.* (Software)	221,041
11	Cerner Corp. (Health Care Technology)	884
7,473	ChampionX Corp.* (Energy Equipment & Services)	173,673
8,626	Change Healthcare, Inc.* (Health Care Technology)	187,270
9	Charter Communications, Inc. Class A* (Media)	6,696
55	Chevron Corp. (Oil, Gas & Consumable Fuels)	5,600
260	Church & Dwight Co., Inc. (Household Products)	22,511
1,257	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	233,551
3,247	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	107,151
1,439	Cigna Corp. (Health Care Providers & Services)	330,236
11	Cincinnati Financial Corp. (Insurance)	1,297
145	Cintas Corp. (Commercial Services & Supplies)	57,156
4,377	Cisco Systems, Inc. (Communications Equipment)	242,354
6,900	Citigroup, Inc. (Banks)	466,578
94	Citrix Systems, Inc. (Software)	9,471
20	CMS Energy Corp. (Multi-Utilities)	1,236
35,520	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,756,707

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,700	Cognizant Technology Solutions Corp. Class A (IT Services)	$ 345,591
3,163	Cohen & Steers, Inc. (Capital Markets)	263,193
256	Colgate-Palmolive Co. (Household Products)	20,352
3,926	Comcast Corp. Class A (Media)	230,967
4,535	CommScope Holding Co., Inc.* (Communications Equipment)	95,961
1,968	Compass Minerals International, Inc. (Metals & Mining)	134,926
101	Conagra Brands, Inc. (Food Products)	3,382
1,626	Concentrix Corp.* (IT Services)	266,225
4,500	ConocoPhillips (Oil, Gas & Consumable Fuels)	252,270
343	Copart, Inc.* (Commercial Services & Supplies)	50,421
1,529	Corning, Inc. (Electronic Equipment, Instruments & Components)	64,004
25,630	CoStar Group, Inc.* (Professional Services)	2,277,225
300	Costco Wholesale Corp. (Food & Staples Retailing)	128,916
3,858	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	153,240
8,950	Covetrus, Inc.* (Health Care Providers & Services)	227,867
300	Crane Co. (Machinery)	29,169
400	Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	54,324
700	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	135,163
7,316	CryoLife, Inc.* (Health Care Equipment & Supplies)	197,532
4,091	CryoPort, Inc.* (Health Care Equipment & Supplies)	252,497
900	CSX Corp. (Road & Rail)	29,088
2,065	Cummins, Inc. (Machinery)	479,286
1,163	Curtiss-Wright Corp. (Aerospace & Defense)	137,583
2,462	CVS Health Corp. (Health Care Providers & Services)	202,770
80	D.R. Horton, Inc. (Household Durables)	7,634
14,268	Danaher Corp. (Health Care Equipment & Supplies)	4,244,587
300	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	43,764
207	Datadog, Inc. Class A* (Software)	22,915
402	DaVita, Inc.* (Health Care Providers & Services)	48,341

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
250	Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	$ 102,712
747	Deere & Co. (Machinery)	270,108
3,511	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	61,021
200	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	13,208
187	Discover Financial Services (Consumer Finance)	23,248
38	Dollar General Corp. (Multiline Retail)	8,840
21	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	11,035
1,400	Dow, Inc. (Chemicals)	87,024
20	Duke Energy Corp. (Electric Utilities)	2,102
284	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	14,450
1,200	DuPont de Nemours, Inc. (Chemicals)	90,060
142	Eastman Chemical Co. (Chemicals)	16,006
1,295	eBay, Inc. (Internet & Direct Marketing Retail)	88,332
116	Ecolab, Inc. (Chemicals)	25,616
3,521	Ecovyst, Inc. (Chemicals)	54,787
2,627	Electronic Arts, Inc. (Entertainment)	378,183
569	Eli Lilly & Co. (Pharmaceuticals)	138,551
797	EMCOR Group, Inc. (Construction & Engineering)	97,083
2,399	Emergent BioSolutions, Inc.* (Biotechnology)	158,094
2,300	Emerson Electric Co. (Electrical Equipment)	232,047
1,126	Employers Holdings, Inc. (Insurance)	46,752
4,047	Energizer Holdings, Inc. (Household Products)	173,414
941	EnerSys (Electrical Equipment)	92,839
20,955	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,528,011
619	Entergy Corp. (Electric Utilities)	63,707
3,753	Envista Holdings Corp.* (Health Care Equipment & Supplies)	161,679
2,500	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	182,150
1,228	EPAM Systems, Inc.* (IT Services)	687,434
4	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	3,282
2,299	Essent Group Ltd. (Thrifts & Mortgage Finance)	103,846

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,494	Evercore, Inc. Class A (Capital Markets)	$ 197,507
2,300	Evergy, Inc. (Electric Utilities)	150,006
1,823	Exelon Corp. (Electric Utilities)	85,316
919	Expeditors International of Washington, Inc. (Air Freight & Logistics)	117,862
49	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	8,533
10,687	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	615,251
25,986	Facebook, Inc. Class A* (Interactive Media & Services)	9,258,812
34	FactSet Research Systems, Inc. (Capital Markets)	12,148
952	Fastenal Co. (Trading Companies & Distributors)	52,141
804	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	78,390
12	FedEx Corp. (Air Freight & Logistics)	3,359
1,668	First American Financial Corp. (Insurance)	112,273
5,542	First Hawaiian, Inc. (Banks)	152,571
1,795	First Merchants Corp. (Banks)	73,110
25	Fiserv, Inc.* (IT Services)	2,878
869	Five Below, Inc.* (Specialty Retail)	168,951
4,379	Foot Locker, Inc. (Specialty Retail)	249,866
35,751	Ford Motor Co.* (Automobiles)	498,726
675	Fortune Brands Home & Security, Inc. (Building Products)	65,792
6,400	Freeport-McMoRan, Inc. (Metals & Mining)	243,840
3,163	Fresh Del Monte Produce, Inc. (Food Products)	97,610
2,312	frontdoor, Inc.* (Diversified Consumer Services)	113,149
1,002	FTI Consulting, Inc.* (Professional Services)	145,991
310	Gartner, Inc.* (IT Services)	82,066
1,500	General Dynamics Corp. (Aerospace & Defense)	294,045
5,800	General Electric Co. (Industrial Conglomerates)	75,110
180	General Mills, Inc. (Food Products)	10,595
11,130	General Motors Co.* (Automobiles)	632,629
798	Gentex Corp. (Auto Components)	27,156
2,111	Genuine Parts Co. (Distributors)	267,928

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,700	Gilead Sciences, Inc. (Biotechnology)	$ 252,673
5,723	Glacier Bancorp, Inc. (Banks)	295,078
287	Globe Life, Inc. (Insurance)	26,723
4,634	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	385,410
5,014	GrafTech International Ltd. (Electrical Equipment)	57,009
2,817	Grand Canyon Education, Inc.* (Diversified Consumer Services)	260,206
18,196	Graphic Packaging Holding Co. (Containers & Packaging)	348,817
1,604	Gray Television, Inc. (Media)	35,561
708	Haemonetics Corp.* (Health Care Equipment & Supplies)	43,039
10,600	Halliburton Co. (Energy Equipment & Services)	219,208
5,400	Halozyme Therapeutics, Inc.* (Biotechnology)	223,182
5,018	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	91,629
3,561	Harley-Davidson, Inc. (Automobiles)	141,087
4,267	Harsco Corp.* (Commercial Services & Supplies)	85,852
729	HCA Healthcare, Inc. (Health Care Providers & Services)	180,938
3,350	HealthEquity, Inc.* (Health Care Providers & Services)	247,833
7,710	Heartland Express, Inc. (Road & Rail)	131,301
15,379	HEICO Corp. Class A (Aerospace & Defense)	1,865,319
721	Helen of Troy Ltd.* (Household Durables)	161,064
4,280	Helios Technologies, Inc. (Machinery)	346,038
2,891	Helmerich & Payne, Inc. (Energy Equipment & Services)	82,885
542	Henry Schein, Inc.* (Health Care Providers & Services)	43,441
12,900	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	187,050
1,815	Hillenbrand, Inc. (Machinery)	82,220
3,763	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	110,632
150	Hologic, Inc.* (Health Care Equipment & Supplies)	11,256
1,543	Honeywell International, Inc. (Industrial Conglomerates)	360,738
5,546	Horace Mann Educators Corp. (Insurance)	220,786
107	Hormel Foods Corp. (Food Products)	4,963
3,150	Houlihan Lokey, Inc. (Capital Markets)	280,665
1,735	HP, Inc. (Technology Hardware, Storage & Peripherals)	50,089

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
656	Hub Group, Inc. Class A* (Air Freight & Logistics)	$ 43,480
420	Humana, Inc. (Health Care Providers & Services)	178,861
1,643	Huntsman Corp. (Chemicals)	43,392
258	IAC/InterActiveCorp.* (Interactive Media & Services)	35,421
2,506	ICF International, Inc. (Professional Services)	229,474
573	ICU Medical, Inc.* (Health Care Equipment & Supplies)	116,485
1,975	IDACORP, Inc. (Electric Utilities)	208,264
6	IDEX Corp. (Machinery)	1,360
845	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	573,358
205	Illinois Tool Works, Inc. (Machinery)	46,467
1,071	Ingevity Corp.* (Chemicals)	90,971
2,901	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	291,202
3,726	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	269,725
9,862	Intel Corp. (Semiconductors & Semiconductor Equipment)	529,787
58	Intercontinental Exchange, Inc. (Capital Markets)	6,950
2,027	InterDigital, Inc. (Software)	133,559
2,817	International Business Machines Corp. (IT Services)	397,084
87	International Paper Co. (Containers & Packaging)	5,025
278	Intuit, Inc. (Software)	147,332
3	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,974
4,876	Investors Bancorp, Inc. (Banks)	67,386
104	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	4,231
500	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	123,850
47	J.B. Hunt Transport Services, Inc. (Road & Rail)	7,917
1,500	Jabil, Inc. (Electronic Equipment, Instruments & Components)	89,310
19,716	Jack Henry & Associates, Inc. (IT Services)	3,432,358
500	Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	54,430
6,078	Johnson & Johnson (Pharmaceuticals)	1,046,632
4,400	JPMorgan Chase & Co. (Banks)	667,832
35	Kansas City Southern (Road & Rail)	9,373

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
10,996	KAR Auction Services, Inc.* (Commercial Services & Supplies)	$ 181,214
2,400	KeyCorp. (Banks)	47,184
261	Kimberly-Clark Corp. (Household Products)	35,423
35,579	KKR & Co., Inc. Class A (Capital Markets)	2,268,517
246	KLA Corp. (Semiconductors & Semiconductor Equipment)	85,647
825	Korn Ferry (Professional Services)	56,711
606,801	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	1,401,710
67	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	19,842
4,032	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,570,037
211	Landstar System, Inc. (Road & Rail)	33,127
1,070	LCI Industries (Auto Components)	156,027
46	Lear Corp. (Auto Components)	8,049
226	Leidos Holdings, Inc. (Professional Services)	24,051
8	Lennar Corp. Class A (Household Durables)	841
1,011	LHC Group, Inc.* (Health Care Providers & Services)	217,547
923	Lithia Motors, Inc. (Specialty Retail)	348,174
3,200	LKQ Corp.* (Distributors)	162,400
1,248	Lockheed Martin Corp. (Aerospace & Defense)	463,844
245	Loews Corp. (Insurance)	13,139
568	Lowe’s Cos., Inc. (Specialty Retail)	109,448
1,916	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	766,726
31,125	Luminar Technologies, Inc.* (Auto Components)	572,700
5,643	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	348,286
17,956	Magnolia Oil & Gas Corp. Class A* (Oil, Gas & Consumable Fuels)	251,384
500	Manhattan Associates, Inc.* (Software)	79,815
381	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	21,039
2	Markel Corp.* (Insurance)	2,412
448	Marsh & McLennan Cos., Inc. (Insurance)	65,955
750	Masco Corp. (Building Products)	44,783

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
15,979	Masimo Corp.* (Health Care Equipment & Supplies)	$ 4,352,520
21,414	Mastercard, Inc. Class A (IT Services)	8,264,519
4,750	Matador Resources Co. (Oil, Gas & Consumable Fuels)	146,775
600	Matson, Inc. (Marine)	40,272
126	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	12,589
1,256	MAXIMUS, Inc. (IT Services)	111,784
224	McCormick & Co., Inc. (Food Products)	18,854
1,737	McDonald’s Corp. (Hotels, Restaurants & Leisure)	421,587
129	McKesson Corp. (Health Care Providers & Services)	26,294
3,700	MDU Resources Group, Inc. (Multi-Utilities)	117,364
1,500	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	31,545
330	Medifast, Inc. (Personal Products)	94,218
2,059	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	362,260
565	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	886,315
72	Merck & Co., Inc. (Pharmaceuticals)	5,535
6,364	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	121,616
747	Meritage Homes Corp.* (Household Durables)	81,109
4,636	MetLife, Inc. (Insurance)	267,497
545	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	803,172
39,210	Microsoft Corp. (Software)	11,171,321
57	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	11,007
3,315	Minerals Technologies, Inc. (Chemicals)	265,929
900	MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	140,796
15,060	Moderna, Inc.* (Biotechnology)	5,325,216
2,466	Mondelez International, Inc. Class A (Food Products)	155,999
2,853	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,281,739
62	Monster Beverage Corp.* (Beverages)	5,848
279	Moody’s Corp. (Capital Markets)	104,904

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,135	Morgan Stanley (Capital Markets)	$ 204,917
16,474	Motorola Solutions, Inc. (Communications Equipment)	3,688,858
2,082	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	77,409
720	MSCI, Inc. (Capital Markets)	429,091
356	Nasdaq, Inc. (Capital Markets)	66,476
2,630	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	179,445
11,888	Navient Corp. (Consumer Finance)	242,872
4,138	NCR Corp.* (Technology Hardware, Storage & Peripherals)	183,727
872	Nelnet, Inc. Class A (Consumer Finance)	65,662
250	Netflix, Inc.* (Entertainment)	129,392
5,391	News Corp. Class A (Media)	132,780
700	News Corp. Class B (Media)	16,457
1,021	Nexstar Media Group, Inc. Class A (Media)	150,158
37,501	NextEra Energy, Inc. (Electric Utilities)	2,921,328
7,136	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	27,260
697	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	116,754
3,742	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	82,399
140	Northrop Grumman Corp. (Aerospace & Defense)	50,823
3,721	NorthWestern Corp. (Multi-Utilities)	230,665
1,676	NortonLifeLock, Inc. (Software)	41,598
34,808	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,787,212
5	NVR, Inc.* (Household Durables)	26,113
14	O’Reilly Automotive, Inc.* (Specialty Retail)	8,454
2,000	O-I Glass, Inc.* (Containers & Packaging)	29,580
9,685	OceanFirst Financial Corp. (Banks)	188,857
272	Old Dominion Freight Line, Inc. (Road & Rail)	73,209
8,900	Old Republic International Corp. (Insurance)	219,474
1,000	Olin Corp. (Chemicals)	47,030
2,415	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	224,836
19	Omnicom Group, Inc. (Media)	1,384
1,750	Open Lending Corp. Class A* (Capital Markets)	66,500
2,979	Oracle Corp. (Software)	259,590

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7	Organon & Co* (Pharmaceuticals)	$ 203
100	Oshkosh Corp. (Machinery)	11,955
1,963	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	170,644
696	PACCAR, Inc. (Machinery)	57,761
7,257	Pacific Premier Bancorp, Inc. (Banks)	275,621
2,232	PacWest Bancorp. (Banks)	88,878
450	Parker-Hannifin Corp. (Machinery)	140,413
3,817	Patrick Industries, Inc. (Auto Components)	315,399
424	Paychex, Inc. (IT Services)	48,260
3,800	Paycor HCM, Inc.* (Software)	104,500
1,449	Paylocity Holding Corp.* (Software)	300,610
5,938	PayPal Holdings, Inc.* (IT Services)	1,636,097
1,423	PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	56,280
1,146	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	72,072
2,945	PepsiCo, Inc. (Beverages)	462,218
6,334	Performance Food Group Co.* (Food & Staples Retailing)	290,224
32	PerkinElmer, Inc. (Life Sciences Tools & Services)	5,831
4,977	Pfizer, Inc. (Pharmaceuticals)	213,065
42	Philip Morris International, Inc. (Tobacco)	4,204
622	Phillips 66 (Oil, Gas & Consumable Fuels)	45,673
5,662	Phreesia, Inc.* (Health Care Technology)	386,998
200	Piper Sandler Cos. (Capital Markets)	24,538
117	Pool Corp. (Distributors)	55,905
2,700	PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	140,238
2,900	PPL Corp. (Electric Utilities)	82,273
1,764	PRA Group, Inc.* (Consumer Finance)	68,426
668	Preferred Bank (Banks)	39,399
7,624	Primoris Services Corp. (Construction & Engineering)	227,958
159	Principal Financial Group, Inc. (Insurance)	9,879
3,224	ProAssurance Corp. (Insurance)	65,383
4,600	Progyny, Inc.* (Health Care Providers & Services)	256,174
1,639	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	209,858
1,164	Prudential Financial, Inc. (Insurance)	116,726
102	PTC, Inc.* (Software)	13,816

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
700	Public Service Enterprise Group, Inc. (Multi-Utilities)	$ 43,561
58	Public Storage (Equity Real Estate Investment Trusts (REITs))	18,124
532	PulteGroup, Inc. (Household Durables)	29,191
11,542	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,188,248
2,626	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	204,066
3,100	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	464,380
198	Quest Diagnostics, Inc. (Health Care Providers & Services)	28,076
2,183	R1 RCM, Inc.* (Health Care Providers & Services)	46,738
1,911	Rackspace Technology, Inc.* (IT Services)	33,920
3,250	Rapid7, Inc.* (Software)	369,687
2,500	Raymond James Financial, Inc. (Capital Markets)	323,700
1,500	Raytheon Technologies Corp. (Aerospace & Defense)	130,425
1,262	RBC Bearings, Inc.* (Machinery)	296,570
5,200	Realogy Holdings Corp.* (Real Estate Management & Development)	92,144
21	Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,067
800	Reliance Steel & Aluminum Co. (Metals & Mining)	125,720
1,568	Republic Services, Inc. (Commercial Services & Supplies)	185,588
3,742	ResMed, Inc. (Health Care Equipment & Supplies)	1,017,076
2,091	Revolve Group, Inc.* (Internet & Direct Marketing Retail)	145,555
70	Robert Half International, Inc. (Professional Services)	6,875
25	Rockwell Automation, Inc. (Electrical Equipment)	7,686
1,465	Rollins, Inc. (Commercial Services & Supplies)	56,153
31	Roper Technologies, Inc. (Industrial Conglomerates)	15,232
1,300	Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	61,087
2,542	Ryman Hospitality Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	194,971
330	S&P Global, Inc. (Capital Markets)	141,478
16,780	Saia, Inc.* (Road & Rail)	3,792,280

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,611	salesforce.com, Inc.* (Software)	$ 2,325,189
5,623	Sally Beauty Holdings, Inc.* (Specialty Retail)	106,387
700	Sanderson Farms, Inc. (Food Products)	130,788
2,898	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	113,978
1,899	Science Applications International Corp. (Professional Services)	165,783
9,047	Seacoast Banking Corp. of Florida (Banks)	274,938
2,891	Silgan Holdings, Inc. (Containers & Packaging)	117,143
1,848	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	275,334
1,833	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	98,395
7,812	Skyline Champion Corp.* (Household Durables)	440,597
10,470	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,931,820
12,990	SLM Corp. (Consumer Finance)	244,602
12	Snap-on, Inc. (Machinery)	2,616
518	South State Corp. (Banks)	35,659
855	Southern Copper Corp. (Metals & Mining)	56,122
1,339	Spectrum Brands Holdings, Inc. (Household Products)	116,962
1,015	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	50,973
3,386	SPX Corp.* (Machinery)	225,711
18,367	SS&C Technologies Holdings, Inc. (Software)	1,439,789
9,151	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	378,119
737	Standard Motor Products, Inc. (Auto Components)	30,777
200	Stanley Black & Decker, Inc. (Machinery)	39,410
4,490	Starbucks Corp. (Hotels, Restaurants & Leisure)	545,221
4,632	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	120,571
2,768	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	121,321
7,372	Stifel Financial Corp. (Capital Markets)	490,533
5,062	Stride, Inc.* (Diversified Consumer Services)	155,201
1,070	Stryker Corp. (Health Care Equipment & Supplies)	289,906

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,682	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	$ 202,267
71	SVB Financial Group* (Banks)	39,047
2,925	Sykes Enterprises, Inc.* (IT Services)	156,955
2,728	Synchrony Financial (Consumer Finance)	128,271
6,808	Syneos Health, Inc.* (Life Sciences Tools & Services)	610,473
2,625	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	313,792
1,786	Synopsys, Inc.* (Software)	514,350
2,941	Synovus Financial Corp. (Banks)	120,287
48	Sysco Corp. (Food & Staples Retailing)	3,562
47	T-Mobile US, Inc.* (Wireless Telecommunication Services)	6,769
860	T. Rowe Price Group, Inc. (Capital Markets)	175,578
3,100	Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	131,130
1,054	Target Corp. (Multiline Retail)	275,147
6,716	TEGNA, Inc. (Media)	119,008
290	Teledyne Technologies, Inc.* (Aerospace & Defense)	131,303
1,855	Tempur Sealy International, Inc. (Household Durables)	80,266
403	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	51,181
901	Terex Corp. (Machinery)	43,176
210	Tesla, Inc.* (Automobiles)	144,312
21,711	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,138,551
4,569	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	421,125
10,094	The AES Corp. (Independent Power and Renewable Electricity Producers)	239,228
3,034	The Allstate Corp. (Insurance)	394,572
1,500	The Bank of New York Mellon Corp. (Capital Markets)	76,995
857	The Brink’s Co. (Commercial Services & Supplies)	65,955
43,748	The Carlyle Group, Inc. (Capital Markets)	2,207,962
1,000	The Chemours Co. (Chemicals)	33,250
637	The Clorox Co. (Household Products)	115,227
9,086	The Coca-Cola Co. (Beverages)	518,175
197	The Estee Lauder Cos., Inc. Class A (Personal Products)	65,765

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,500	The Goodyear Tire & Rubber Co.* (Auto Components)	$ 39,275
1,180	The Hanover Insurance Group, Inc. (Insurance)	160,362
48	The Hartford Financial Services Group, Inc. (Insurance)	3,054
85	The Hershey Co. (Food Products)	15,205
668	The Home Depot, Inc. (Specialty Retail)	219,231
44	The Interpublic Group of Cos., Inc. (Media)	1,556
29	The J.M. Smucker Co. (Food Products)	3,802
6,700	The Kraft Heinz Co. (Food Products)	257,749
2,244	The Kroger Co. (Food & Staples Retailing)	91,331
4,700	The Mosaic Co. (Chemicals)	146,781
3,292	The Procter & Gamble Co. (Household Products)	468,221
5,722	The Progressive Corp. (Insurance)	544,506
6,376	The Sherwin-Williams Co. (Chemicals)	1,855,607
4,596	The Shyft Group, Inc. (Machinery)	181,266
154	The Southern Co. (Electric Utilities)	9,836
101	The TJX Cos., Inc. (Specialty Retail)	6,950
21	The Travelers Cos., Inc. (Insurance)	3,127
89	The Walt Disney Co.* (Entertainment)	15,666
2,022	The Western Union Co. (IT Services)	46,931
1,341	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	724,153
833	Toll Brothers, Inc. (Household Durables)	49,372
1,159	Tractor Supply Co. (Specialty Retail)	209,698
4,613	TransDigm Group, Inc.* (Aerospace & Defense)	2,957,348
729	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	37,762
1,536	TTEC Holdings, Inc. (IT Services)	160,512
12	Tyler Technologies, Inc.* (Software)	5,912
2,200	Tyson Foods, Inc. Class A (Food Products)	157,212
4,875	UFP Industries, Inc. (Building Products)	362,017
2,120	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	114,501
4,343	Umpqua Holdings Corp. (Banks)	81,952

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
20,375	Union Pacific Corp. (Road & Rail)	$ 4,457,235
5,004	Unisys Corp.* (IT Services)	111,839
574	United Parcel Service, Inc. Class B (Air Freight & Logistics)	109,841
120	United Rentals, Inc.* (Trading Companies & Distributors)	39,546
9,661	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,982,457
9,655	Unity Software, Inc.* (Software)	1,034,244
600	Univar, Inc.* (Trading Companies & Distributors)	14,724
1,585	Universal Corp. (Tobacco)	82,674
11,505	Universal Display Corp. (Semiconductors & Semiconductor Equipment)	2,697,807
3,358	US Ecology, Inc.* (Commercial Services & Supplies)	117,530
356	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	23,841
7,846	Valley National Bancorp (Banks)	101,135
8,389	Valvoline, Inc. (Chemicals)	257,375
13	Veeva Systems, Inc. Class A* (Health Care Technology)	4,325
4,178	Veracyte, Inc.* (Biotechnology)	186,172
119	VeriSign, Inc.* (IT Services)	25,748
92	Verisk Analytics, Inc. (Professional Services)	17,474
10,551	Verizon Communications, Inc. (Diversified Telecommunication Services)	588,535
400	Vertex Pharmaceuticals, Inc.* (Biotechnology)	80,632
398	ViacomCBS, Inc. Class B (Media)	16,290
16,950	Viavi Solutions, Inc.* (Communications Equipment)	282,895
418	Vimeo, Inc.* (Interactive Media & Services)	18,726
2,367	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	42,630
9,608	Visa, Inc. Class A (IT Services)	2,367,315
3,400	Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	75,242
348	W.R. Berkley Corp. (Insurance)	25,463
2,783	Wabash National Corp. (Machinery)	40,743
1,063	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	50,120
1,124	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	116,312

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,027	Walmart, Inc. (Food & Staples Retailing)	$ 431,499
762	Waste Management, Inc. (Commercial Services & Supplies)	112,974
10,029	Wayfair, Inc. Class A* (Internet & Direct Marketing Retail)	2,420,599
9,100	Wells Fargo & Co. (Banks)	418,054
2,090	Werner Enterprises, Inc. (Road & Rail)	95,534
2,849	WESCO International, Inc.* (Trading Companies & Distributors)	303,276
735	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	302,622
1,200	Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	77,916
200	Westlake Chemical Corp. (Chemicals)	16,584
9,486	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	319,963
199	Whirlpool Corp. (Household Durables)	44,086
133	White Mountains Insurance Group Ltd. (Insurance)	150,499
853	Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	40,006
515	Wintrust Financial Corp. (Banks)	36,771
5,462	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	183,195
6,330	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	218,132
122	Xcel Energy, Inc. (Electric Utilities)	8,327
3,129	Yelp, Inc.* (Interactive Media & Services)	117,025
8,641	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	537,384
175	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	22,993
60	Zebra Technologies Corp. Class A* (Electronic Equipment, Instruments & Components)	33,149
560	Zoetis, Inc. (Pharmaceuticals)	113,512

		232,036,030

TOTAL COMMON STOCKS (Cost $334,333,257)		$462,396,809

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.2%
Banco Bradesco SA (Banks)
28,400	4.736%	$ 132,232
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
26,300	14.150	121,849
Itausa SA (Banks)
27,500	2.420	58,979
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
112,000	2.760	578,682
Usinas Siderurgicas de Minas Gerais SA Class A (Metals & Mining)
27,300	0.666	107,821

		999,563

Germany – 0.0%
Volkswagen AG (Automobiles)
472	2.356	114,965

South Korea – 0.0%
CJ CheilJedang Corp. (Food Products)
8	1.924	1,464

TOTAL PREFERRED STOCKS — 0.2% (Cost $1,004,416)		$ 1,115,992

Shares	Description	Value

Exchange Traded Funds – 6.3%
10,850	iShares Core MSCI Emerging Markets ETF	$ 685,828
352,577	iShares MSCI International Multifactor ETF	10,640,774
7,900	iShares MSCI Saudi Arabia ETF	313,946
476,651	iShares MSCI USA Multifactor ETF	20,801,050

TOTAL EXCHANGE TRADED FUNDS (Cost $22,105,830)		$ 32,441,598

Shares	Dividend Rate	Value

Investment Companies(b) – 5.0%
Goldman Sachs Financial Square Government Fund - Class R6
18,338,218	0.026%	$ 18,338,218
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,746,150	0.026	7,746,150

TOTAL INVESTMENT COMPANIES — 5.0% (Cost $26,084,368)		$ 26,084,368

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT — 100.7% (Cost $383,527,871)		$522,038,767

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 0.1%
U.S. Treasury Obligation – 0.1%
United States Treasury Bill
$ 300,000	0.000%	09/16/21	$ 299,984
(Cost $299,983)

TOTAL INVESTMENTS — 100.8% (Cost $383,827,854)			$522,338,751

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8%			(4,102,584)

NET ASSETS — 100.0%			$518,236,167

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	5,670,000	USD	6,199,004	08/03/21	$60,783
	DKK	10,110,000	USD	1,606,221	08/03/21	6,043
	EUR	18,100,000	USD	21,386,707	08/03/21	85,650
	GBP	6,985,000	USD	9,650,890	08/03/21	58,326
	HKD	17,550,000	USD	2,254,993	08/03/21	3,369
	ILS	680,000	USD	209,016	08/03/21	1,350
	JPY	1,877,000,000	USD	17,064,195	08/03/21	45,667
	NOK	3,450,000	USD	390,004	08/03/21	503
	SGD	940,000	USD	691,369	08/03/21	2,379
	USD	4,791,027	AUD	6,310,000	08/03/21	160,350
	USD	4,652,130	AUD	6,310,000	09/02/21	20,735
	USD	1,625,229	DKK	10,110,000	08/03/21	12,966
	USD	21,654,677	EUR	18,100,000	08/03/21	182,321
	USD	9,710,115	GBP	6,985,000	08/03/21	899
	USD	2,261,257	HKD	17,550,000	08/03/21	2,895
	USD	406,767	NOK	3,450,000	08/03/21	16,260
	USD	183,802	NZD	260,000	08/03/21	2,661
	USD	181,160	NZD	260,000	09/02/21	38
	USD	2,349,426	SEK	19,875,000	08/03/21	40,583
	USD	2,311,171	SEK	19,875,000	09/02/21	1,769
	USD	700,371	SGD	940,000	08/03/21	6,623
JPMorgan Securities, Inc.	CHF	2,190,000	USD	2,391,607	08/03/21	26,195
	DKK	3,080,000	USD	489,333	08/03/21	1,841
	EUR	6,540,000	USD	7,726,592	08/03/21	31,928
	GBP	3,065,000	USD	4,228,614	08/03/21	31,764
	HKD	4,440,000	USD	570,494	08/03/21	852
	ILS	280,000	USD	85,806	08/03/21	815
	JPY	594,000,000	USD	5,399,755	08/03/21	14,873
	NOK	1,350,000	USD	152,590	08/03/21	217
	SGD	420,000	USD	309,135	08/03/21	838
	USD	1,814,668	AUD	2,390,000	08/03/21	60,735
	USD	1,312,328	AUD	1,780,000	09/02/21	5,849
	USD	456,543	DKK	2,840,000	08/03/21	3,642
	USD	7,824,397	EUR	6,540,000	08/03/21	65,877
	USD	4,260,774	GBP	3,065,000	08/03/21	395
	USD	824,618	HKD	6,400,000	08/03/21	1,056
	USD	159,170	NOK	1,350,000	08/03/21	6,363
	USD	63,624	NZD	90,000	08/03/21	921
	USD	41,806	NZD	60,000	09/02/21	9
	USD	664,932	SEK	5,625,000	08/03/21	11,486
	USD	715,155	SEK	6,150,000	09/02/21	548
	USD	312,932	SGD	420,000	08/03/21	2,959

TOTAL						$981,333

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	6,310,000	USD	4,651,524	08/03/21	$(20,848)
	NZD	260,000	USD	181,172	08/03/21	(31)
	SEK	19,875,000	USD	2,310,582	08/03/21	(1,739)
	USD	6,191,058	CHF	5,670,000	08/03/21	(68,730)
	USD	6,203,773	CHF	5,670,000	09/02/21	(60,788)
	USD	1,607,079	DKK	10,110,000	09/02/21	(6,031)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA (continued)	USD	21,399,322	EUR	18,100,000	09/02/21	$(85,549)
	USD	9,651,621	GBP	6,985,000	09/02/21	(58,290)
	USD	2,255,094	HKD	17,550,000	09/02/21	(3,429)
	USD	209,516	ILS	680,000	08/03/21	(849)
	USD	209,064	ILS	680,000	09/02/21	(1,337)
	USD	16,956,367	JPY	1,877,000,000	08/03/21	(153,495)
	USD	17,068,043	JPY	1,877,000,000	09/02/21	(45,676)
	USD	390,046	NOK	3,450,000	09/02/21	(501)
	USD	691,336	SGD	940,000	09/02/21	(2,389)
JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,763,330	08/03/21	(9,398)
	HKD	1,960,000	USD	252,362	08/03/21	(146)
	NZD	90,000	USD	62,819	08/03/21	(116)
	SEK	6,150,000	USD	714,972	08/03/21	(538)
	USD	2,391,255	CHF	2,190,000	08/03/21	(26,547)
	USD	1,849,096	CHF	1,690,000	09/02/21	(18,119)
	USD	38,098	DKK	240,000	08/03/21	(175)
	USD	489,595	DKK	3,080,000	09/02/21	(1,837)
	USD	6,136,049	EUR	5,190,000	09/02/21	(24,530)
	USD	2,659,896	GBP	1,925,000	09/02/21	(16,064)
	USD	570,520	HKD	4,440,000	09/02/21	(867)
	USD	86,271	ILS	280,000	08/03/21	(350)
	USD	61,489	ILS	200,000	09/02/21	(394)
	USD	5,366,053	JPY	594,000,000	08/03/21	(48,576)
	USD	4,328,390	JPY	476,000,000	09/02/21	(11,584)
	USD	118,710	NOK	1,050,000	09/02/21	(152)
	USD	60,477	SEK	525,000	08/03/21	(511)
	USD	191,221	SGD	260,000	09/02/21	(660)
State Street Bank and Trust	CAD	6,308	USD	5,071	08/03/21	(15)

TOTAL						$(670,261)

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	51	09/17/21	$5,665,080	$(249,889)
S&P 500 E-Mini Index	177	09/17/21	38,847,075	1,494,214

TOTAL FUTURES CONTRACTS				$1,244,325

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 30.0%
Sovereign – 30.0%
Abu Dhabi Government International Bond
	$1,880,000	1.625%		06/02/28	$ 1,879,060
Agricultural Development Bank of China
CNY	39,050,000	3.750		01/25/29	6,223,574
Banque Centrale de Tunisie International Bond
	$200,000	5.750		01/30/25	169,500
Bonos de la Tesoreria de la Republica en Pesos
CLP	773,698,640	1.500		03/01/26	1,051,111
	59,515,280	2.000		03/01/35	79,523
	1,400,000,000	4.700	(a)	09/01/30	1,883,651
	1,170,000,000	5.000	(a)	10/01/28	1,597,570
	210,000,000	5.000		03/01/35	281,188
Brazil Letras do Tesouro Nacional(b)
BRL	29,895,000	0.000		01/01/23	5,165,238
Brazil Notas do Tesouro Nacional
	46,686,000	10.000		01/01/23	9,202,392
	22,944,000	10.000		01/01/25	4,561,095
	20,920,000	10.000		01/01/29	4,161,249
China Development Bank
CNY	28,710,000	3.230		01/10/25	4,499,385
	11,210,000	3.480		01/08/29	1,756,809
China Government Bond
	$918,000	0.400		10/21/23	918,808
	1,384,000	0.550		10/21/25	1,370,907
	1,000,000	1.875		12/03/22	1,018,937
CNY	19,910,000	1.990		04/09/25	3,010,923
	8,980,000	2.850		06/04/27	1,394,001
	$787,000	3.250		10/19/23	836,335
CNY	29,710,000	3.270		11/19/30	4,746,080
	8,900,000	3.280		12/03/27	1,419,181

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Czech Republic Government Bond
CZK	27,080,000	0.950%	05/15/30	$ 1,184,643
	82,820,000	1.000	06/26/26	3,736,769
	60,000,000	2.000	10/13/33	2,860,618
	18,870,000	2.400	09/17/25	906,002
	15,070,000	2.500	08/25/28	741,273
Dominican Republic
	$2,760,000	4.500	01/30/30	2,825,205
	2,959,000	5.300	01/21/41	3,003,940
Egypt Government International Bond
	1,030,000	7.500	02/16/61	959,188
Egypt Treasury Bills(b)
EGP	24,300,000	0.000	10/26/21	1,499,947
	38,300,000	0.000	12/07/21	2,327,411
El Salvador Government International Bond
	$1,329,000	5.875	01/30/25	1,193,193
Export-Import Bank of India
	791,000	2.250	01/13/31	745,359
	580,000	3.250	01/15/30	592,978
Georgia Government International Bond
	329,000	2.750	04/22/26	334,860
Hungary Government Bond
HUF	653,360,000	1.000	11/26/25	2,072,017
	468,040,000	1.500	08/23/23	1,557,870
	493,760,000	3.000	10/27/27	1,713,312
	94,750,000	3.000	10/27/38	305,900
	380,540,000	3.250	10/22/31	1,341,311
	$604,000	5.375	02/21/23	650,735
	42,000	5.750	11/22/23	47,061
HUF	246,390,000	6.000	11/24/23	897,209

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Treasury Bond
IDR	28,120,000,000	5.625%	05/15/23	$ 1,992,947
	22,197,000,000	6.500	06/15/25	1,617,676
	27,800,000,000	6.500	02/15/31	1,944,318
	2,559,000,000	6.625	05/15/33	176,498
	15,927,000,000	7.000	09/15/30	1,153,572
	47,491,000,000	7.500	08/15/32	3,498,818
	29,120,000,000	7.500	06/15/35	2,113,603
	1,600,000,000	7.500	05/15/38	115,167
	2,287,000,000	8.125	05/15/24	173,235
	28,383,000,000	8.375	03/15/24	2,151,907
	32,913,000,000	8.375	09/15/26	2,578,422
	19,576,000,000	8.375	03/15/34	1,524,119
	40,086,000,000	9.000	03/15/29	3,242,912
Kingdom of Bahrain
	$572,000	4.250	01/25/28	568,747
	636,000	6.250	01/25/51	597,244
Kingdom of Bahrain
	3,310,000	5.450	09/16/32	3,244,834
Kingdom of Jordan
	516,000	4.950	07/07/25	535,511
	514,000	7.375	10/10/47	538,351
Malaysia Government Bond
MYR	3,927,000	3.480	03/15/23	953,321
	5,050,000	3.757	05/22/40	1,159,137
	7,433,000	3.885	08/15/29	1,847,318
	6,700,000	3.899	11/16/27	1,676,676
	10,164,000	3.955	09/15/25	2,538,304
	6,474,000	4.181	07/15/24	1,615,432
Malaysia Government Investment Issue
	5,469,000	3.465	10/15/30	1,312,478
Mongolia Government International Bond(a)
	$343,000	3.500	07/07/27	331,960
	343,000	4.450	07/07/31	331,531

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Morocco Government International Bond
	$1,018,000	2.375%		12/15/27	$ 1,002,730
	581,000	3.000		12/15/32	565,204
	785,000	4.000		12/15/50	735,938
Oman Government International Bond
	995,000	6.250		01/25/31	1,073,667
	2,661,000	6.750		10/28/27	2,967,015
Oman Sovereign Sukuk Co.(a)
	550,000	4.875		06/15/30	573,719
Pakistan Government International Bond
	1,013,000	6.000		04/08/26	1,018,176
	945,000	7.375		04/08/31	947,466
	791,000	8.875		04/08/51	814,817
Panama Bonos del Tesoro
	1,551,000	3.362		06/30/31	1,567,479
Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	618,333
Philippine Government International Bond
	2,017,000	1.950		01/06/32	1,997,052
	1,361,000	3.200		07/06/46	1,391,622
Poland Government Bond
PLN	8,753,000	2.500		07/25/26	2,430,846
Republic of Angola
	$1,984,000	8.000		11/26/29	2,049,472
Republic of Argentina(c)
	4,670,748	1.000		07/09/29	1,786,561
	1,517,000	1.125	(d)	07/09/35	490,750
Republic of Armenia International Bond
	431,000	3.600		02/02/31	409,666
Republic of Azerbaijan
	835,000	5.125		09/01/29	937,548
	713,000	5.125		09/01/29	800,565
Republic of Belarus
	949,000	5.875		02/24/26	886,188
Republic of Belarus International Bond
	208,000	6.378		02/24/31	183,833

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Brazil
	$2,679,000	3.750%		09/12/31	$ 2,648,191
	1,271,000	4.750	(c)	01/14/50	1,221,590
Republic of Chile(c)
	1,047,000	2.550		07/27/33	1,067,416
	943,000	3.100		05/07/41	951,487
	2,308,000	3.100		01/22/61	2,209,621
Republic of Colombia
	6,616,000	4.125	(c)	02/22/42	6,357,976
COP	5,932,400,000	6.000		04/28/28	1,471,780
	8,305,000,000	6.250		11/26/25	2,180,973
	8,400,000,000	7.000		06/30/32	2,100,650
	12,886,400,000	7.500		08/26/26	3,517,675
Republic of Costa Rica
	$1,075,000	6.125		02/19/31	1,144,741
	607,000	7.158		03/12/45	644,293
Republic of Ecuador
	1,005,211	0.000	(b)	07/31/30	554,123
	1,325,447	0.500	(d)	07/31/40	821,777
	2,029,953	1.000	(d)	07/31/35	1,410,817
Republic of Egypt
EGP	77,500,000	14.483		04/06/26	4,832,106
Republic of Egypt
	$3,744,000	7.625		05/29/32	3,937,752
	200,000	7.903		02/21/48	195,600
EGP	38,642,000	14.060		01/12/26	2,362,123
Republic of El Salvador(c)
	$537,000	9.500		07/15/52	504,948
Republic of Gabon
	400,000	6.375		12/12/24	423,700
	200,000	6.375		12/12/24	211,850
Republic of Ghana
	980,000	6.375		02/11/27	964,871
	1,044,000	7.875		02/11/35	1,002,110
	1,197,000	8.625		04/07/34	1,209,344

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Ghana Government Bonds
GHS	3,400,000	18.100%		06/12/28	$ 550,261
	3,200,000	18.800		05/11/26	540,803
Republic of Guatemala(c)
	$1,242,000	4.900		06/01/30	1,384,287
	200,000	5.375		04/24/32	229,350
Republic of Indonesia
	300,000	2.150	(c)	07/28/31	297,408
	4,043,000	2.850		02/14/30	4,211,795
	861,000	3.050		03/12/51	844,951
	1,136,000	3.500		01/11/28	1,246,263
	807,000	4.625		04/15/43	944,594
Republic of Ivory Coast(c)(d)
	570,106	5.750		12/31/32	573,955
Republic of Kazakhstan
	834,000	4.875		10/14/44	1,055,427
Republic of Kenya
	737,000	6.300	(a)	01/23/34	744,600
	1,083,000	7.000		05/22/27	1,180,673
Republic of Korea
	624,000	1.000		09/16/30	603,393
Republic of Lebanon(e)
	4,064,000	6.100		10/04/22	487,680
	325,000	6.600		11/27/26	39,000
Republic of Mozambique(d)
	200,000	5.000		09/15/31	170,225
Republic of Nigeria
	200,000	7.143		02/23/30	210,100
	1,382,000	7.875		02/16/32	1,476,840
	938,000	8.747		01/21/31	1,057,478
Republic of Panama(c)
	4,268,000	2.252		09/29/32	4,123,421
	879,000	3.750		03/16/25	953,880

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Paraguay
	$959,000	2.739%		01/29/33	$ 934,306
Republic of Peru
	1,275,000	2.783	(c)	01/23/31	1,279,622
	1,621,000	3.230	(c)(f)	07/28/21	1,363,970
PEN	1,730,000	5.940		02/12/29	443,069
	6,255,000	6.150		08/12/32	1,515,895
	4,210,000	6.350		08/12/28	1,113,093
	4,591,000	6.950		08/12/31	1,186,783
Republic of Philippines
	$2,253,000	1.648		06/10/31	2,177,913
	283,000	3.750		01/14/29	319,666
Republic of Poland
PLN	6,000,000	2.500		01/25/23	1,609,324
	10,768,000	2.500		04/25/24	2,944,884
	3,614,000	2.500		07/25/27	1,008,937
	5,800,000	2.750		10/25/29	1,659,907
	$2,895,000	5.000		03/23/22	2,981,356
Republic of Qatar
	1,551,000	3.750		04/16/30	1,763,099
Republic of Romania
	842,000	3.000		02/14/31	873,996
RON	13,980,000	3.250		04/29/24	3,419,533
	750,000	3.650		07/28/25	186,015
	3,120,000	4.250		06/28/23	776,790
	3,295,000	4.750		02/24/25	845,711
	3,980,000	5.000		02/12/29	1,058,235
	2,600,000	5.850		04/26/23	662,806
Republic of Senegal
	$380,000	6.750		03/13/48	388,265
Republic of South Africa
	1,489,000	4.850		09/30/29	1,572,570
	1,797,000	5.750		09/30/49	1,825,977

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
ZAR	69,169,835	6.250%		03/31/36	$ 3,330,523
	40,402,697	7.000		02/28/31	2,375,673
	136,939,997	8.000		01/31/30	8,886,016
	84,545,777	8.250		03/31/32	5,264,414
	59,351,630	8.500		01/31/37	3,460,002
	13,495,150	8.875		02/28/35	835,341
Republic of Sri Lanka
	$285,000	5.750		04/18/23	207,480
	2,316,000	6.750		04/18/28	1,420,432
Republic of Turkey
	1,624,000	5.950		01/15/31	1,600,147
TRY	4,070,000	11.700		11/13/30	373,864
Republic of Uruguay
UYU	44,524,400	3.875		07/02/40	1,163,629
	$3,529,462	4.375	(c)	01/23/31	4,129,029
Republic of Uzbekistan(a)
	442,000	3.700		11/25/30	436,171
	420,000	3.900		10/19/31	418,661
Republic of Venezuela(e)
	85,000	6.000		12/09/20	8,500
	190,000	7.000		03/31/38	19,238
	199,000	7.650		04/21/25	20,149
	110,000	7.750		10/13/19	11,000
	175,000	8.250		10/13/24	17,500
	203,000	9.000		05/07/23	20,300
	165,000	9.250		09/15/27	16,500
	145,000	9.250		05/07/28	14,681
	152,000	9.375		01/13/34	15,390
	205,000	11.750		10/21/26	20,756

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$205,000	11.950%		08/05/31	$ 20,756
	140,000	12.750		08/23/22	14,000
Republic of Zambia(e)
	675,000	5.375		09/20/22	431,916
Romanian Government International Bond
	1,850,000	6.750		02/07/22	1,907,003
Russian Federation Bond
RUB	361,726,000	4.500		07/16/25	4,584,397
	$4,400,000	4.375		03/21/29	4,995,375
RUB	211,600,000	6.000		10/06/27	2,792,664
	208,111,000	7.400		12/07/22	2,876,217
	190,800,000	7.650		04/10/30	2,764,763
	188,500,000	7.700		03/23/33	2,754,526
	67,969,000	7.700		03/16/39	1,001,585
Saudi Government International Bond
	$1,908,000	3.250		10/22/30	2,062,548
Serbia International Bond
	400,000	2.125		12/01/30	380,325
Serbia Treasury Bonds
RSD	64,000,000	4.500		08/20/32	708,833
Sri Lanka Government International Bond
	$565,000	6.350		06/28/24	367,886
State of Israel
	200,000	2.500		01/15/30	211,163
	2,855,000	4.500	(g)	04/03/20	3,694,548
Thailand Government Bond
THB	10,600,000	0.750		06/17/24	322,727
	36,964,000	1.585		12/17/35	1,074,608
	71,886,000	1.600		12/17/29	2,215,808
	29,425,000	2.125		12/17/26	952,039
	19,014,000	2.875		12/17/28	645,495
	69,362,000	3.300		06/17/38	2,451,480

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Turkey Government Bond
TRY	5,300,000	10.500%	08/11/27	$ 481,189
	3,300,000	12.600	10/01/25	341,319
Turkey Government International Bond
	$2,625,000	4.750	01/26/26	2,588,906
Ukraine Government Bond
	3,000,000	6.876	05/21/29	3,094,500
	399,000	7.750	09/01/27	436,606
	572,000	8.994	02/01/24	630,344
UAH	27,217,000	15.840	02/26/25	1,078,963
United Mexican States
	$2,382,000	2.659 (c)	05/24/31	2,336,295
MXN	72,212,700	5.750	03/05/26	3,525,612
	22,233,600	6.500	06/09/22	1,127,736
	80,784,700	7.500	06/03/27	4,226,929
	66,841,500	7.750	05/29/31	3,564,530
	17,530,300	8.500	05/31/29	970,083
	51,800,000	8.500	11/18/38	2,842,901
	82,978,200	10.000	12/05/24	4,645,216
	14,790,000	10.000	11/20/36	928,032
TOTAL FOREIGN DEBT OBLIGATIONS (Cost $356,390,245)				$ 360,406,842

Corporate Obligations – 35.1%
Advertising(c) – 0.3%
Summer BC Holdco B S.a.r.l.
	$727,000	5.750%	10/31/26	$ 901,720
Terrier Media Buyer, Inc.(a)
	$2,908,000	8.875	12/15/27	3,104,290

				4,006,010

Aerospace & Defense – 0.4%
Embraer Netherlands Finance B.V.(a)
	780,000	6.950	01/17/28	879,840

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
F-Brasile SpA/F-Brasile US LLC(a)(c)
$811,000	7.375%		08/15/26	$ 837,293
TransDigm, Inc.(c)
640,000	5.500		11/15/27	660,800
600,000	6.250	(a)	03/15/26	629,250
Triumph Group, Inc.(c)
673,479	6.250	(a)	09/15/24	676,846
915,000	7.750		08/15/25	924,150
655,000	8.875	(a)	06/01/24	727,869

				5,336,048

Agriculture(a)(c) – 0.6%
Amaggi Luxembourg International Sarl
1,510,000	5.250		01/28/28	1,576,440
Turning Point Brands, Inc.
985,000	5.625		02/15/26	1,024,400
Vector Group Ltd.
1,150,000	10.500		11/01/26	1,219,000
Vector Group, Ltd.
3,498,000	5.750		02/01/29	3,559,215

				7,379,055

Airlines – 0.2%
Air Canada
140,000	4.000		07/01/25	213,565
Delta Air Lines, Inc.
599,000	7.000	(a)	05/01/25	703,825
560,000	7.375	(c)	01/15/26	658,700
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(a)(c)
474,000	8.000		09/20/25	533,842

				2,109,932

Automotive – 0.5%
Dealer Tire LLC/DT Issuer LLC(a)(c)
1,248,000	8.000		02/01/28	1,346,280
Ford Motor Co.
650,000	8.500		04/21/23	722,259
1,010,000	9.000	(c)	04/22/25	1,243,480
225,000	9.625	(c)	04/22/30	323,325

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Credit Co. LLC(c)
	$100,000	4.063%	11/01/24	$ 105,884
	824,000	4.125	08/17/27	880,093
IHO Verwaltungs GmbH(a)(c)(h)
(PIK 6.750%, Cash 6.000%)
	685,000	6.000	05/15/27	714,113
(PIK 7.125%, Cash 6.375%)
	535,000	6.375	05/15/29	577,800

				5,913,234

Banks – 2.6%
Banca Monte dei Paschi di Siena SpA(c)(i)
(-1X 5 year EUR Swap + 8.917%)
EUR	123,000	8.500	09/10/30	135,513
(5 Year EUR Swap + 5.005%)
	1,569,000	5.375	01/18/28	1,519,225
Banco Davivienda SA(a)(c)(i)
(10 year CMT + 5.097%)
	$640,000	6.650	12/31/99	672,000
Banco Nacional de Comercio Exterior SNC(a)(c)(i)
(-1X 5 year CMT + 2.000%)
	1,497,000	1.000	08/11/31	1,500,743
Banco Santander SA(c)(i)
(-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375	12/31/99	989,332
Barclays PLC(c)(i)
(5 year CMT + 5.867%)
	$2,400,000	6.125	12/31/99	2,658,000
(5 year UK Government Bond + 6.016%)
GBP	460,000	6.375	12/31/99	715,067
(5 Year USD Swap + 4.842%)
	$2,255,000	7.750	12/31/99	2,474,862
Commerzbank AG(c)(i)
(-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125	03/31/99	521,357
(5 year USD Swap + 5.228%)
	$1,000,000	7.000	12/31/99	1,085,000
Deutsche Bank AG(c)(i)
(-1X 5 year EUR Swap + 4.747%)
EUR	600,000	4.625	12/31/99	741,999
(5 Year CMT + 4.524%)
	$1,200,000	6.000	12/31/99	1,257,000
Development Bank of Kazakhstan JSC
	450,000	2.950	05/06/31	448,341
Freedom Mortgage Corp.(a)(c)
	1,093,750	6.625	01/15/27	1,059,570
	480,000	7.625	05/01/26	492,600

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	$1,855,000	8.125%		11/15/24	$ 1,896,738
	1,225,000	8.250		04/15/25	1,272,469
Ibercaja Banco SA(c)(i)
(-1X 5 year EUR Swap + 2.882%)
EUR	600,000	2.750		07/23/30	710,141
Intesa Sanpaolo SpA
	$1,300,000	5.710	(a)	01/15/26	1,459,442
(5 Year EUR Swap + 7.192%)
EUR	582,000	7.750	(c)(i)	12/29/49	853,504
(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(i)	12/29/49	573,750
Lloyds Banking Group PLC(c)(i)
(5 Year USD Swap + 4.496%)
	1,790,000	7.500		12/31/99	2,078,637
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	112,225
	1,015,000	3.500		01/23/43	1,198,697
UniCredit SpA(a)
	$1,000,000	6.572		01/14/22	1,025,840
(5 Year USD ICE Swap + 3.703%)
	3,700,000	5.861	(c)(i)	06/19/32	4,126,018

					31,578,070

Biotechnology(c) – 0.1%
Cidron Aida Finco Sarl
EUR	740,000	5.000		04/01/28	884,443

Building Materials – 0.6%
CEMEX Materials LLC(a)
	$1,098,000	7.700		07/21/25	1,257,210
Cemex SAB de CV(a)(c)
	3,075,000	5.200		09/17/30	3,370,584
Griffon Corp.(c)
	594,000	5.750		03/01/28	623,700
SRM Escrow Issuer LLC(a)(c)
	1,780,000	6.000		11/01/28	1,902,375

					7,153,869

Chemicals(a)(c) – 1.1%
Cornerstone Chemical Co.
	4,690,000	6.750		08/15/24	4,209,275
GPD Cos., Inc
	850,000	10.125		04/01/26	920,125

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(c) – (continued)
Innophos Holdings, Inc.
	$965,000	9.375%	02/15/28	$ 1,040,994
Iris Holdings, Inc.(h)
(PIK 9.500%, Cash 8.750%)
	615,000	8.750	02/15/26	627,269
NOVA Chemicals Corp.
	1,388,000	4.250	05/15/29	1,408,820
Rain CII Carbon LLC/CII Carbon Corp.
	2,760,000	7.250	04/01/25	2,842,800
Rayonier AM Products, Inc.
	779,000	5.500	06/01/24	728,365
	1,010,000	7.625	01/15/26	1,040,300

				12,817,948

Commercial Services(c) – 1.0%
Adtalem Global Education, Inc.(a)
	1,370,000	5.500	03/01/28	1,402,537
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
	275,000	5.250	03/15/25	279,125
Avis Budget Finance Plc
EUR	747,000	4.750	01/30/26	900,572
CPI CG, Inc.(a)
	$575,000	8.625	03/15/26	612,375
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,460,000	7.125	07/31/26	1,505,625
Metis Merger Sub LLC(a)
	1,175,000	6.500	05/15/29	1,151,500
Movida Europe SA(a)
	1,350,000	5.250	02/08/31	1,365,019
NESCO Holdings II, Inc.(a)
	705,000	5.500	04/15/29	727,913
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	865,000	6.250	01/15/28	901,763
StoneCo.Ltd.(a)
	1,111,000	3.950	06/16/28	1,099,890
StoneMor, Inc.(a)
	745,000	8.500	05/15/29	748,725
Team Health Holdings, Inc.(a)
	650,000	6.375	02/01/25	604,500
The ADT Security Corp.(a)
	1,250,000	4.125	08/01/29	1,254,687

				12,554,231

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – 0.4%
Banff Merger Sub, Inc.
EUR	1,150,000	8.375%		09/01/26	$ 1,426,258
	$375,000	9.750	(a)	09/01/26	394,687
Flexential Intermediate Corp.(a)
	1,910,000	11.250		08/01/24	2,074,737
Unisys Corp.(a)
	550,000	6.875		11/01/27	596,750

					4,492,432

Cosmetics/Personal Care(a)(c) – 0.1%
Coty, Inc.
	960,000	5.000		04/15/26	968,400

Distribution & Wholesale(a)(c) – 0.2%
Avient Corp.
	705,000	5.750		05/15/25	740,250
G-III Apparel Group Ltd.
	1,166,000	7.875		08/15/25	1,263,653

					2,003,903

Diversified Financial Services – 1.7%
AG Issuer LLC(a)(c)
	1,000,000	6.250		03/01/28	1,047,500
Aircastle Ltd.(a)(c)(i) (5 year CMT + 4.410%)
	1,160,000	5.250		12/31/99	1,164,350
Ally Financial, Inc.(c)(i) (7 year CMT + 3.481%)
	920,000	4.700		12/31/99	959,100
Avation Capital SA(a)(c)(h)
	1,176,069	8.250		10/31/26	964,377
Finance of America Funding LLC(a)(c)
	1,960,000	7.875		11/15/25	1,945,300
Global Aircraft Leasing Co. Ltd.(a)(c)(h) (PIK 7.250%, Cash 6.500%)
	2,257,490	6.500		09/15/24	2,268,777
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(c)
	1,030,000	5.000		08/15/28	1,052,158
LD Holdings Group LLC(a)(c)
	1,510,000	6.125		04/01/28	1,517,550
Midcap Financial Issuer Trust(a)(c)
	1,582,000	5.625		01/15/30	1,550,360
	666,000	6.500		05/01/28	692,640

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nationstar Mortgage Holdings, Inc.(a)(c)
	$550,000	5.500%		08/15/28	$ 561,205
	1,113,000	6.000		01/15/27	1,160,303
OneMain Finance Corp.
	400,000	5.375	(c)	11/15/29	437,500
	1,790,000	7.125		03/15/26	2,107,725
PRA Group, Inc.(a)(c)
	540,000	7.375		09/01/25	579,150
Unifin Financiera SAB de CV(c)
	1,380,000	9.875		01/28/29	1,362,750
Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	1,441,000	9.000		08/15/21	1,224,850

					20,595,595

Electrical – 0.7%
Comision Federal de Electricidad(a)(c)
	1,157,000	3.875		07/26/33	1,155,192
Eskom Holdings SOC Ltd.
	742,000	6.750		08/06/23	772,144
PG&E Corp.(c)
	824,000	5.000		07/01/28	798,250
Pike Corp.(a)(c)
	635,000	5.500		09/01/28	649,287
Talen Energy Supply LLC(a)(c)
	1,740,000	6.625		01/15/28	1,566,000
	2,011,000	7.250		05/15/27	1,830,010
	15,000	7.625		06/01/28	13,688
	1,123,000	10.500		01/15/26	758,025
Vistra Operations Co. LLC(a)(c)
	920,000	4.375		05/01/29	941,850

					8,484,446

Electrical Components & Equipment(a)(c) – 0.1%
Belden, Inc.
EUR	620,000	3.375		07/15/31	745,249

Engineering & Construction – 0.8%
Abertis Infraestructuras Finance BV(c)(i) (-1X 5 year EUR Swap + 3.694%)
	700,000	3.248		12/31/99	862,552
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(a)(c)
	$645,000	4.050		04/27/26	660,319

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Bioceanico Sovereign Certificate Ltd.(b)
	$1,132,000	0.000%		06/05/34	$ 852,891
Global Infrastructure Solutions, Inc.(a)(c)
	912,000	5.625		06/01/29	935,940
Great Lakes Dredge & Dock Corp.(a)(c)
	870,000	5.250		06/01/29	896,100
New Enterprise Stone & Lime Co., Inc.(a)(c)
	1,245,000	6.250		03/15/26	1,279,238
PowerTeam Services LLC(a)(c)
	728,000	9.033		12/04/25	802,620
State Agency of Roads of Ukraine(a)(j)
	1,700,000	6.250		06/24/28	1,680,875
Tutor Perini Corp.(a)(c)
	1,565,000	6.875		05/01/25	1,615,862

					9,586,397

Entertainment(c) – 1.0%
AMC Entertainment Holdings, Inc.
	25,000	5.750		06/15/25	17,000
	235,000	6.125		05/15/27	148,050
Bally’s Corp.(a)
	765,000	6.750		06/01/27	824,288
Banijay Entertainment SASU(a)
	537,000	5.375		03/01/25	553,110
Banijay Group SAS
	1,204,000	6.500		03/01/26	1,477,690
Caesars Entertainment, Inc.(a)
	$700,000	6.250		07/01/25	736,750
	680,000	8.125		07/01/27	746,300
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	940,000	5.250		10/15/25	947,050
Cinemark USA, Inc.(a)
	312,000	5.875		03/15/26	306,540
Cirsa Finance International S.a.r.l.
EUR	520,000	4.750		05/22/25	613,790
	$1,159,000	7.875	(a)	12/20/23	1,179,282
International Game Technology PLC(a)
	765,000	6.250		01/15/27	864,450

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Raptor Acquisition Corp./Raptor Co-Issuer LLC(a)
	$1,120,000	4.875%	11/01/26	$ 1,136,800
Scientific Games International, Inc.(a)
	639,000	7.000	05/15/28	688,523
	784,000	8.250	03/15/26	832,020
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	755,000	7.750	04/15/25	804,075

				11,875,718

Environmental(a)(c) – 0.1%
Tervita Corp.
	1,360,000	11.000	12/01/25	1,555,500

Food & Drug Retailing – 0.2%
Bellis Acquisition Co. PLC(a)(c)
GBP	750,000	3.250	02/16/26	1,039,821
New Albertsons LP
	$100,000	8.000	05/01/31	122,375
	1,015,000	8.700	05/01/30	1,271,288
Ulker Biskuvi Sanayi AS
	452,000	6.950	10/30/25	488,527

				2,922,011

Forest Products&Paper(a)(c) – 0.2%
Resolute Forest Products, Inc.
	1,350,000	4.875	03/01/26	1,390,500
Schweitzer-Mauduit International, Inc.
	752,000	6.875	10/01/26	792,420

				2,182,920

Gaming(c) – 0.4%
Inn of the Mountain Gods Resort & Casino(h)
	978,035	9.250	11/30/23	934,023
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	2,054,000	5.875	05/15/25	2,038,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
	60,000	4.250	05/30/23	61,650
	325,000	5.250	05/15/27	339,625
	140,000	5.500	03/01/25	148,225

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming(c) – (continued)
Wynn Macau Ltd.
$700,000	5.625%	08/26/28	$ 717,500

			4,239,618

Healthcare Providers & Services(a)(c) – 0.5%
Akumin Escrow, Inc.
476,000	7.500	08/01/28	476,138
Akumin, Inc.
1,684,000	7.000	11/01/25	1,730,310
CHS/Community Health Systems, Inc.
500,000	6.125	04/01/30	506,250
530,000	6.875	04/15/29	555,838
Envision Healthcare Corp.
735,000	8.750	10/15/26	540,225
Lifepoint Health, Inc.
972,000	5.375	01/15/29	963,495
Surgery Center Holdings, Inc.
1,000,000	10.000	04/15/27	1,088,750
Tenet Healthcare Corp.
550,000	6.125	10/01/28	584,375

			6,445,381

Home Builders(a)(c) – 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
950,000	6.625	01/15/28	1,011,750
Empire Communities Corp.
430,000	7.000	12/15/25	454,725
Mattamy Group Corp.
605,000	4.625	03/01/30	626,175

			2,092,650

Household Products(a)(c) – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
670,000	7.000	12/31/27	654,925

Housewares(a)(c) – 0.1%
American Greetings Corp.
1,410,000	8.750	04/15/25	1,469,925

Insurance – 0.4%
Genworth Holdings, Inc.
740,000	4.800	02/15/24	736,300

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc.(a)(c)(h) (PIK 8.375%, Cash 7.625%)
	$1,000,000	7.625%		10/15/25	$ 1,058,750
MGIC Investment Corp.
	740,000	5.250	(c)	08/15/28	784,400
	1,500,000	9.000	(a)	04/01/63	1,968,750
Sagicor Financial Co. Ltd.(a)(c)
	264,000	5.300		05/13/28	275,220

					4,823,420

Internet – 0.6%
Arches Buyer, Inc.(a)(c)
	1,116,000	6.125		12/01/28	1,152,270
Cablevision Lightpath LLC(a)(c)
	995,000	5.625		09/15/28	1,012,412
Getty Images, Inc.(a)(c)
	845,000	9.750		03/01/27	906,263
MercadoLibre, Inc.(c)
	564,000	3.125		01/14/31	552,579
Netflix, Inc.
EUR	1,224,000	3.875		11/15/29	1,767,468
Rakuten Group, Inc.(c)(i)
(5 year CMT + 4.578%)
	$900,000	5.125		12/31/99	903,375
(5 year CMT + 4.956%)
	540,000	6.250		12/31/99	558,225

					6,852,592

Investment Companies(c) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	385,000	4.750		09/15/24	400,400
	815,000	5.250		05/15/27	854,731

					1,255,131

Iron/Steel(c) – 0.8%
Allegheny Technologies, Inc.
	587,000	7.875		08/15/23	641,298
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)
	4,890,000	8.750		07/15/26	5,195,625
Mineral Resources Ltd.(a)
	3,770,000	8.125		05/01/27	4,118,725

					9,955,648

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(c) – 0.5%
Carnival Corp.(a)
	$1,000,000	9.875%		08/01/27	$ 1,140,000
	550,000	10.500		02/01/26	628,375
	30,000	11.500		04/01/23	33,750
Life Time, Inc.(a)
	795,000	5.750		01/15/26	806,925
	502,000	8.000		04/15/26	525,218
NCL Corp., Ltd. Class C(a)
	760,000	12.250		05/15/24	898,700
Pinnacle Bidco PLC
EUR	730,000	5.500		02/15/25	887,611
Royal Caribbean Cruises Ltd.(a)
	$775,000	9.125		06/15/23	843,781

					5,764,360

Machinery-Diversified(a)(c) – 0.1%
GrafTech Finance, Inc.
	1,583,000	4.625		12/15/28	1,622,575

Media – 3.3%
Altice Financing SA(a)(c)
	2,805,000	7.500		05/15/26	2,917,200
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	455,000	4.500		08/15/30	477,750
	150,000	5.375		06/01/29	163,313
Cengage Learning, Inc.(a)(c)
	1,250,000	9.500		06/15/24	1,278,125
CSC Holdings LLC(a)(c)
	150,000	6.500		02/01/29	165,937
	1,695,000	7.500		04/01/28	1,847,550
Cumulus Media New Holdings, Inc.(a)(c)
	664,000	6.750		07/01/26	698,860
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
	1,575,000	5.375		08/15/26	913,500
	1,274,000	6.625		08/15/27	504,822
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.(a)(c)
	630,000	5.875		08/15/27	651,262
DISH DBS Corp.
	615,000	5.000		03/15/23	643,444
	1,264,000	5.125	(a)	06/01/29	1,248,200

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	$180,000	5.875%		11/15/24	$ 193,950
	555,000	7.375	(c)	07/01/28	600,094
	275,000	7.750		07/01/26	313,500
Gray Television, Inc.(a)(c)
	1,186,000	7.000		05/15/27	1,269,020
Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
	1,810,000	9.000		02/15/25	1,932,175
iHeartCommunications, Inc.(c)
	137,309	8.375		05/01/27	146,062
LCPR Senior Secured Financing DAC(a)(c)
	1,809,000	6.750		10/15/27	1,924,456
Liberty Interactive LLC
	342,787	3.750	(c)	02/15/30	263,518
	3,968,542	4.000	(c)	11/15/29	3,016,092
	45,000	8.250		02/01/30	51,244
News Corp.(a)(c)
	920,000	3.875		05/15/29	936,100
Nexstar Media, Inc.(a)(c)
	880,000	5.625		07/15/27	928,400
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
	917,000	6.500		09/15/28	952,534
Salem Media Group, Inc.(a)(c)
	1,810,000	6.750		06/01/24	1,755,700
Sinclair Television Group, Inc.(a)(c)
	1,000,000	5.500		03/01/30	998,750
	986,000	5.875		03/15/26	1,011,882
Sirius XM Radio, Inc.(a)(c)
	475,000	5.500		07/01/29	519,531
Spanish Broadcasting System, Inc.(a)(c)
	1,045,000	9.750		03/01/26	1,060,675
TEGNA, Inc.(c)
	1,549,000	4.625		03/15/28	1,595,470
Telenet Finance Luxembourg Notes S.a.r.l.(a)(c)
	1,400,000	5.500		03/01/28	1,473,500
Univision Communications, Inc.(a)(c)
	1,613,000	6.625		06/01/27	1,733,975
UPC Holding B.V.(c)
EUR	770,000	3.875		06/15/29	933,124

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Urban One, Inc.(a)(c)
$1,835,000	7.375%	02/01/28	$ 1,963,450
VTR Finance NV(a)(c)
1,000,000	6.375	07/15/28	1,055,840
Ziggo B.V.(a)(c)
1,225,000	5.500	01/15/27	1,269,406

			39,408,411

Metal Fabricate/Hardware(a)(c) – 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
950,000	7.375	12/15/23	959,500

Mining(c) – 1.4%
Eldorado Gold Corp.(a)
2,669,000	9.500	06/01/24	2,875,847
First Quantum Minerals Ltd.(a)
1,560,000	6.500	03/01/24	1,589,640
735,000	7.250	04/01/23	749,011
2,915,000	7.500	04/01/25	3,023,402
Freeport-McMoRan, Inc.
2,100,000	5.450	03/15/43	2,677,500
Hecla Mining Co.
1,476,000	7.250	02/15/28	1,595,925
Hudbay Minerals, Inc.(a)
525,000	6.125	04/01/29	563,063
Mountain Province Diamonds, Inc.(a)
3,440,000	8.000	12/15/22	3,057,300
New Gold, Inc.(a)
590,000	6.375	05/15/25	606,962
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(e)
1,260,000	7.125	11/01/22	126

			16,738,776

Miscellaneous Manufacturing(a)(c) – 0.5%
Bombardier, Inc.
410,000	7.500	12/01/24	427,425
340,000	7.500	03/15/25	345,950
1,496,000	7.875	04/15/27	1,548,360
LSB Industries, Inc.
3,055,000	9.625	05/01/23	3,158,106

			5,479,841

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 5.2%
Antero Resources Corp.(a)(c)
$653,000	8.375%		07/15/26	$ 737,890
Apache Corp.(c)
1,140,000	4.875		11/15/27	1,222,650
Chesapeake Energy Corp.(a)(c)
710,000	5.500		02/01/26	740,175
Chesapeake Engery Corp.(k)
195,000	7.000		10/01/24	4,875
935,000	7.500		10/01/26	25,713
CITGO Petroleum Corp.(a)(c)
656,000	7.000		06/15/25	671,580
CNX Resources Corp.
100,000	2.250		05/01/26	120,999
415,000	7.250	(a)(c)	03/14/27	441,456
Colgate Energy Partners III LLC(a)(c)
750,000	5.875		07/01/29	778,125
464,000	7.750		02/15/26	499,960
Comstock Resources, Inc.(a)(c)
810,000	6.750		03/01/29	843,412
Endeavor Energy Resources LP/EER Finance, Inc.(a)(c)
1,372,000	5.500		01/30/26	1,409,730
EQT Corp.(c)
460,000	6.625		02/01/25	531,300
800,000	7.500		02/01/30	1,048,000
Guara Norte S.a.r.l.(a)
1,296,623	5.198		06/15/34	1,335,132
KazMunayGas National Co. JSC(c)
1,123,000	3.500		04/14/33	1,163,779
Matador Resources Co.(c)
999,000	5.875		09/15/26	1,013,985
MC Brazil Downstream Trading s.a.r.l(a)
4,510,000	7.250		06/30/31	4,689,047
MEG Energy Corp.(a)(c)
3,127,000	7.125		02/01/27	3,283,350
Murphy Oil Corp.(c)
892,000	6.375		07/15/28	942,175
Northern Oil and Gas, Inc.(a)(c)
875,000	8.125		03/01/28	910,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
NuVista Energy Ltd.(a)(c)
CAD	1,150,000	7.875%		07/23/26	$ 922,922
Occidental Petroleum Corp.
	$650,000	4.500	(c)	07/15/44	639,437
	505,000	4.625	(c)	06/15/45	505,000
	770,000	5.550	(c)	03/15/26	843,150
	455,000	6.375	(c)	09/01/28	530,075
	550,000	7.500		05/01/31	702,625
	840,000	8.500	(c)	07/15/27	1,047,900
PBF Holding Co LLC/PBF Finance Corp.(c)
	655,000	7.250		06/15/25	389,725
	590,000	9.250	(a)	05/15/25	541,325
Penn Virginia Escrow LLC(a)(c)
	999,000	9.250		08/15/26	989,999
Pertamina Persero PT(c)
	590,000	1.400		02/09/26	579,002
Petrobras Global Finance B.V.(c)
	1,333,000	5.600		01/03/31	1,481,963
Petroleos de Venezuela SA(e)
	700,000	6.000		11/15/26	29,750
Petroleos del Peru SA
	2,439,000	5.625		06/19/47	2,506,804
Petroleos Mexicanos
	3,325,000	5.950	(c)	01/28/31	3,256,006
	1,400,000	6.500		03/13/27	1,482,600
	171,000	6.500		06/02/41	154,253
	1,767,000	6.750		09/21/47	1,566,357
	633,000	6.840	(c)	01/23/30	657,972
	1,233,000	7.690	(c)	01/23/50	1,193,852
Petronas Capital Ltd.(c)
	1,772,000	3.500		04/21/30	1,940,181
	1,133,000	4.550		04/21/50	1,401,827
Qatar Petroleum(a)(c)
	2,000,000	3.300		07/12/51	2,072,500
Saudi Arabian Oil Co.(c)
	2,860,000	1.625		11/24/25	2,889,494

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Shelf Drilling Holdings Ltd.(a)(c)
	$2,215,000	8.250%		02/15/25	$ 1,684,092
Southwestern Energy Co.(c)
	690,000	7.500		04/01/26	727,950
Strathcona Resources Ltd.(a)(c)
	920,000	6.875		08/01/26	910,800
Tengizchevroil Finance Co International Ltd.(c)
	711,000	2.625		08/15/25	728,286
Transocean Pontus Ltd.(a)(c)
	1,672,575	6.125		08/01/25	1,630,761
Transocean, Inc.
	480,000	7.500		04/15/31	300,000
	1,030,000	11.500	(a)(c)	01/30/27	1,024,850
USA Compression Partners LP/USA Compression Finance Corp.(c)
	995,000	6.875		04/01/26	1,039,775
Vine Energy Holdings LLC(a)(c)
	1,490,000	6.750		04/15/29	1,553,325
Viper Energy Partners LP(a)(c)
	666,000	5.375		11/01/27	698,108
Wintershall Dea Finance 2 BV(c)(i) (-1X 5 year EUR Swap + 3.319%)
EUR	1,500,000	3.000		12/31/99	1,763,805

					62,799,804

Packaging(c) – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	$565,000	4.125		08/15/26	583,363
	895,000	5.250		08/15/27	915,137
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(a)
	1,184,000	6.000		09/15/28	1,231,360
LABL, Inc.(a)
	1,000,000	10.500		07/15/27	1,101,250
Trivium Packaging Finance BV
EUR	518,000	3.750		08/15/26	620,942

					4,452,052

Pharmaceuticals – 1.0%
AdaptHealth LLC(a)(c)
	$880,000	4.625		08/01/29	876,700
Bausch Health Cos., Inc.(a)(c)
	1,500,000	5.250		01/30/30	1,410,000
	1,960,000	6.250		02/15/29	1,950,200

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Cheplapharm Arzneimittel GmbH(a)(c)
$882,000	5.500%		01/15/28	$ 900,743
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
946,000	6.000		06/30/28	638,550
638,000	9.500		07/31/27	636,405
Lannett Co, Inc.(a)(c)
1,935,000	7.750		04/15/26	1,920,487
Par Pharmaceutical, Inc.(a)(c)
1,349,000	7.500		04/01/27	1,375,980
Teva Pharmaceutical Finance Co. B.V.
1,800,000	2.950		12/18/22	1,804,500
Teva Pharmaceutical Finance Netherlands III B.V.
729,000	3.150		10/01/26	698,018

				12,211,583

Pipelines – 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(c)
265,000	5.750		03/01/27	272,288
Cheniere Energy Partners LP(c)
455,000	4.500		10/01/29	490,831
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
1,755,000	6.500		03/15/26	1,816,425
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(c)
2,018,000	5.500		06/15/31	2,088,630
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
1,020,000	5.750		04/01/25	1,044,225
DCP Midstream Operating LP
620,000	5.625	(c)	07/15/27	705,250
425,000	8.125		08/16/30	565,250
EnLink Midstream LLC(c)
665,000	5.375		06/01/29	691,600
765,000	5.625	(a)	01/15/28	808,031
EnLink Midstream Partners LP(c)
165,000	4.850		07/15/26	172,219
Galaxy Pipeline Assets Bidco Ltd.
1,068,000	2.160		03/31/34	1,056,551
2,896,000	2.940		09/30/40	2,910,480
Genesis Energy LP/Genesis Energy Finance Corp.(c)
545,000	7.750		02/01/28	549,088
250,000	8.000		01/15/27	256,875

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Global Partners LP/GLP Finance Corp.(c)
	$533,000	6.875%		01/15/29	$ 559,650
	942,000	7.000		08/01/27	986,745
ITT Holdings LLC(a)(c)
	1,660,000	6.500		08/01/29	1,651,700
KazTransGas JSC
	1,240,000	4.375		09/26/27	1,368,495
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
	1,095,000	7.500		02/01/26	1,126,481
NGL Energy Partners LP/NGL Energy Finance Corp.(c)
	980,000	6.125		03/01/25	833,000
	350,000	7.500		11/01/23	335,125
	155,000	7.500		04/15/26	130,588
NuStar Logistics LP(c)
	801,000	6.375		10/01/30	889,110
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
	967,000	6.000		03/01/27	998,427
	2,260,000	6.000		12/31/30	2,373,000
	680,000	7.500		10/01/25	736,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	945,000	5.375		02/01/27	980,437
Venture Global Calcasieu Pass LLC(a)(c)
	700,000	4.125		08/15/31	724,500

					27,121,101

Real Estate – 0.6%
China Evergrande Group
	492,000	8.250	(c)	03/23/22	273,060
	700,000	9.500		04/11/22	374,500
Haya Real Estate SA(c)
EUR	254,000	5.250		11/15/22	248,799
Kaisa Group Holdings Ltd.(c)
	$900,000	9.375		06/30/24	697,950
Realogy Group LLC/Realogy Co-Issuer Corp.(a)(c)
	550,000	5.750		01/15/29	576,813
Saracen Development LLC(a)(c)(h) (PIK 3.000%, Cash 11.000%)
	1,531,955	11.000		10/15/25	1,681,321
Sunac China Holdings Ltd.(c)
	680,000	8.350		04/19/23	677,577

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
WeWork Cos., Inc.(a)
	$1,655,000	7.875%	05/01/25	$ 1,683,962
Yuzhou Group Holdings Co. Ltd.(c)
	739,000	7.375	01/13/26	506,215
Zhenro Properties Group Ltd.(c)
	1,001,000	7.350	02/05/25	893,267

				7,613,464

Real Estate Investment Trust(c) – 0.6%
CTR Partnership LP/CareTrust Capital Corp.(a)
	693,000	3.875	06/30/28	712,456
Diversified Healthcare Trust
	225,000	4.375	03/01/31	219,816
	1,000,000	9.750	06/15/25	1,099,582
Iron Mountain, Inc.(a)
	620,000	4.875	09/15/29	649,450
	795,000	5.625	07/15/32	861,581
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
	130,000	5.250	10/01/25	131,788
New Residential Investment Corp.(a)
	3,770,000	6.250	10/15/25	3,765,288

				7,439,961

Retailing – 1.3%
BCPE Ulysses Intermediate, Inc.(a)(c)(h) (PIK 8.500%, Cash 7.750%)
	466,667	7.750	04/01/27	469,000
Canwel Building Material Co.(a)(c)
CAD	1,940,000	5.250	05/15/26	1,558,873
Carvana Co.(a)(c)
	$611,000	5.875	10/01/28	644,605
Constellation Automotive Financing PLC(a)(c)
GBP	680,000	4.875	07/15/27	946,600
Ferrellgas LP/Ferrellgas Finance Corp.(a)(c)
	$1,149,000	5.375	04/01/26	1,134,637
	990,000	5.875	04/01/29	977,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
	820,000	4.750	06/01/27	854,850
LBM Acquisition LLC(a)(c)
	2,034,000	6.250	01/15/29	2,039,085
Mariposa Borrower, Inc.(k)(l)
	605,000	8.000	10/15/21	201,464

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Rite Aid Corp.
	$125,000	6.875	%(a)	12/15/28	$ 107,500
	230,000	7.700		02/15/27	213,325
	611,000	8.000	(a)(c)	11/15/26	612,528
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(c)
	422,000	6.375		09/30/26	444,155
Stonegate Pub Co Financing 2019 PLC(c)
GBP	840,000	8.250		07/31/25	1,229,227
The Michaels Cos., Inc.(a)(c)
	$910,000	5.250		05/01/28	939,575
	900,000	7.875		05/01/29	931,500
Victoria’s Secret & Co.(a)(c)
	465,000	4.625		07/15/29	465,581
White Cap Parent LLC(a)(c)(h)
	650,000	8.250		03/15/26	672,750
Yum! Brands, Inc.
	615,000	6.875		11/15/37	790,275

					15,233,155

Software(a)(c) – 0.1%
Castle US Holding Corp.
	750,000	9.500		02/15/28	781,875
Veritas US, Inc./Veritas Bermuda Ltd.
	880,000	7.500		09/01/25	910,800

					1,692,675

Sovereign – 0.3%
1MDB Global Investments Ltd.
	600,000	4.400		03/09/23	601,612
CBB International Sukuk Programme Co.WLL
	415,000	3.950		09/16/27	421,355
Hazine Mustesarligi Varlik Kiralama AS(a)
	1,207,000	5.125		06/22/26	1,204,360
Malaysia Wakala Sukuk Bhd
	1,070,000	2.070		04/28/31	1,091,266

					3,318,593

Telecommunication Services – 1.0%
Altice France Holding SA(c)
EUR	414,000	8.000		05/15/27	527,174
Altice France SA(a)(c)
	$1,230,000	5.125		07/15/29	1,233,075

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	$1,264,000	7.375%	05/01/26	$ 1,308,240
CommScope Technologies LLC(a)(c)
	820,000	6.000	06/15/25	832,300
CommScope, Inc.(a)(c)
	2,175,000	8.250	03/01/27	2,302,781
Digicel Ltd.(a)(c)
	210,000	6.750	03/01/23	198,975
Intelsat Luxembourg SA(c)(e)
	255,000	8.125	06/01/23	7,013
LogMeIn, Inc.(a)(c)
	727,000	5.500	09/01/27	754,263
Telecom Italia Capital SA
	376,000	6.000	09/30/34	430,990
Telecom Italia Finance SA
EUR	475,000	7.750	01/24/33	830,203
Telecom Italia SpA(a)
	$1,745,000	5.303	05/30/24	1,887,163
Total Play Telecomunicaciones SA de CV(a)(c)
	846,000	7.500	11/12/25	899,911
Trilogy International South Pacific LLC/TISP Finance, Inc.(a)(c)
	725,482	8.875	05/15/23	719,134
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(c)
	565,000	7.750	08/15/28	576,300

				12,507,522

Transportation(a)(c) – 0.1%
Western Global Airlines LLC
	610,000	10.375	08/15/25	689,300

Trucking & Leasing(a)(c) – 0.2%
Fortress Transportation & Infrastructure Investors LLC
	710,000	5.500	05/01/28	737,512
	370,000	6.500	10/01/25	383,413
	1,000,000	9.750	08/01/27	1,141,250

				2,262,175

Water(a)(c) – 0.0%
Solaris Midstream Holdings LLC
	535,000	7.625	04/01/26	559,075

TOTAL CORPORATE OBLIGATIONS (Cost $404,857,125)				$420,808,624

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – 17.6%
Advertising(i) – 0.3%
Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
$3,444,943	3.629%	08/21/26	$ 3,341,595

Aerospace & Defense(i) – 0.1%
TransDigm, Inc.
(1M LIBOR + 2.250%)
243,728	2.342	08/22/24	239,746
(1M LIBOR + 2.250%)
492,500	2.342	12/09/25	483,443

			723,189

Airlines(i) – 0.4%
AAdvantage Loyalty IP Ltd. (3M LIBOR + 4.750%)
1,500,000	5.500	04/20/28	1,540,125
Allegiant Travel Co. (3M LIBOR + 3.000%)
493,687	3.156	02/05/24	488,646
American Airlines, Inc. (1M LIBOR + 2.000%)
136,580	2.093	12/15/23	133,165
Kestrel Bidco, Inc. (6M LIBOR + 3.000%)
1,481,047	4.000	12/11/26	1,427,774
Mileage Plus Holdings LLC (3M LIBOR + 5.250%)
250,000	6.250	06/21/27	264,595
United Airlines, Inc. (1M LIBOR + 3.750%)
1,246,875	4.500	04/21/28	1,247,349

			5,101,654

Apparel – 0.2%
Birkenstock GmbH & Co. KG(n)
1,000,000	0.000	04/27/28	997,080
Boardriders, Inc.(i) (3M LIBOR + 6.500%)
521,467	7.500	04/23/24	506,475
CBI Buyer, Inc.(i) (3M LIBOR + 3.250%)
750,000	3.750	01/06/28	743,062

			2,246,617

Automotive(i) – 0.0%
Adient US LLC (1M LIBOR + 3.500%)
500,000	3.592	04/08/28	499,375

Beverages(i) – 0.1%
Triton Water Holdings, Inc. (3M LIBOR + 3.500%)
1,000,000	4.000	03/31/28	991,750

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Building Materials(i) – 0.1%
Ingersoll-Rand Services Co. (1M LIBOR + 1.750%)
$95,019	1.842%	03/01/27	$ 93,222
Quikrete Holdings, Inc. (1M LIBOR + 2.500%)
738,750	2.592	02/01/27	729,205

			822,427

Chemicals(i) – 0.1%
Atotech B.V. (3M LIBOR + 2.500%)
1,000,000	3.000	03/18/28	995,000
H.B. Fuller Co. (1M LIBOR + 2.000%)
273,218	2.084	10/20/24	272,953

			1,267,953

Commercial Services – 1.7%
Fly Funding II S.a.r.l.(i) (3M LIBOR + 1.750%)
912,795	1.920	08/11/25	894,539
Garda World Security Corp.(i) (1M LIBOR + 4.250%)
500,000	4.340	10/30/26	498,875
HGIM Corp.(i) (3M LIBOR + 6.000%)
209,744	7.000	07/02/23	155,210
Parexel International Corp.(i) (1M LIBOR + 2.750%)
3,330,549	2.842	09/27/24	3,317,626
Prime Security Services Borrower LLC(i) (6M LIBOR + 2.750%)
2,746,875	3.500	09/23/26	2,733,525
Sotheby’s(i) (3M LIBOR + 4.750%)
1,243,750	5.500	01/15/27	1,243,228
Spin Holdco Inc.(i) (3M LIBOR + 4.000%)
498,750	4.750	03/01/28	498,127
Syniverse Holdings, Inc.(i) (3M LIBOR + 5.000%)
5,025,166	6.000	03/09/23	4,957,225
Team Health Holdings, Inc.(i) (1M LIBOR + 2.750%)
3,025,588	3.750	02/06/24	2,921,115
The Hertz Corp.(i) (3M LIBOR + 2.750%)
1,014,819	3.500	06/30/23	1,008,263
191,204	0.000	06/14/28	189,969
Travelport Finance (Luxembourg) S.a.r.l.(i) (-1X 3M LIBOR + 8.000%)
1,395,423	3.500	02/28/25	1,417,317
Wand NewCo 3, Inc.(i)(1M LIBOR + 3.000%)
492,500	3.092	02/05/26	485,290

			20,320,309

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Computers(i) – 0.4%
Ahead Data Blue LLC (3M LIBOR + 3.750%)
$634,000	4.500%	10/18/27	$ 633,734
Flexential Intermediate Corp. (3M LIBOR + 3.500%)
830,685	3.647	08/01/24	760,226
McAfee LLC (1M LIBOR + 3.750%)
1,771,138	3.840	09/30/24	1,768,711
NCR Corp. (3M LIBOR + 2.500%)
375,294	2.630	08/28/26	367,319
Perforce Software, Inc. (1M LIBOR + 3.750%)
246,250	3.842	07/01/26	242,987
Tempo Acquisition LLC (1M LIBOR + 2.750%)
86,526	2.842	05/01/24	86,432
Virtusa Corp. (1M LIBOR + 4.250%)
748,125	5.000	02/11/28	749,995

			4,609,404

Cosmetics & Personal Care(i) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
81,161	2.352	04/07/25	77,857
Journey Personal Care Corp. (3M LIBOR + 4.250%)
1,000,000	5.000	03/01/28	1,000,630
Revlon Consumer Products Corp.(k) (3M LIBOR + 3.500%)
2,727,297	4.250	09/07/23	1,536,368

			2,614,855

Distribution & Wholesale – 0.2%
American Tire Distributors Holdings, Inc.(i) (1M LIBOR + 7.500%)
1,590,610	8.500	09/02/24	1,588,908
Core & Main LP(n)
1,000,000	0.000	06/09/28	988,750

			2,577,658

Diversified Financial Services – 0.1%
Avolon TLB Borrower 1 (US) LLC(i) (1M LIBOR + 1.750%)
554,569	2.500	01/15/25	551,535
Delos Finance S.a.r.l.(i) (3M LIBOR + 1.750%)
130,000	1.897	10/06/23	129,675
Ditech Holding Corp.
234,152	0.000	06/30/22	46,051

			727,261

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Diversified Manufacturing(n) – 0.1%
AI Aqua Merger Sub, Inc.
$83,333	0.000%	06/16/28	$ 83,282
666,667	0.000	07/30/28	666,253

			749,535

Electronics(i) – 0.0%
TTM Technologies, Inc. (1M LIBOR + 2.500%)
125,912	2.600	09/28/24	125,387

Entertainment(i) – 1.0%
AMC Entertainment Holdings, Inc. (1M LIBOR + 3.000%)
273,137	3.103	04/22/26	242,106
Crown Finance US, Inc. (6M LIBOR + 2.500%)
909,584	3.500	02/28/25	733,143
Delta 2 (LUX) S.a.r.l. (1M LIBOR + 2.500%)
2,215,000	3.500	02/01/24	2,194,689
East Valley Tourist Development Authority (3M LIBOR + 8.000%)
729,252	8.147	03/07/22	718,313
Lions Gate Capital Holdings LLC (1M LIBOR + 2.250%)
382,437	2.342	03/24/25	377,538
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
473,720	2.600	07/03/25	470,759
NASCAR Holdings, Inc. (1M LIBOR + 2.750%)
813,242	2.842	10/19/26	805,784
Scientific Games International, Inc. (1M LIBOR + 2.750%)
1,011,887	2.842	08/14/24	995,727
SeaWorld Parks & Entertainment, Inc. (1M LIBOR + 3.000%)
3,462,128	3.750	03/31/24	3,427,507
The Stars Group Holdings B.V. (3M LIBOR + 2.250%)
1,093,783	3.647	07/21/26	1,085,240
William Morris Endeavor Entertainment LLC (1M LIBOR + 2.750%)
742,681	2.850	05/18/25	720,802

			11,771,608

Food & Drug Retailing(i) – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
412,917	2.592	10/10/26	412,145
US Foods, Inc. (1M LIBOR + 1.750%)
453,619	1.842	06/27/23	447,594

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Food & Drug Retailing(i) – (continued)
UTZ Quality Foods, LLC (1M LIBOR + 3.000%)
$260,382	3.092%	01/20/28	$ 258,835

			1,118,574

Food Service(i) – 0.0%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.500%)
487,500	3.839	10/01/25	484,575

Gaming(i) – 0.7%
Boyd Gaming Corp. (1 Week LIBOR + 2.250%)
186,307	2.334	09/15/23	185,744
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,356,189	2.842	12/23/24	2,327,868
CityCenter Holdings LLC (1M LIBOR + 2.250%)
913,142	3.000	04/18/24	910,147
Golden Nugget, Inc. (2M LIBOR + 2.500%)
4,873,195	3.250	10/04/23	4,823,147
Station Casinos LLC (1M LIBOR + 2.250%)
96,848	2.500	02/08/27	95,167

			8,342,073

Hand/Machine Tools(i) – 0.1%
Alliance Laundry Systems LLC (3M LIBOR + 3.500%)
984,286	4.250	10/08/27	982,898
Apex Tool Group LLC (1M LIBOR + 5.250%)
881,923	6.500	08/01/24	883,687

			1,866,585

Health Care – Services – 0.4%
ICON Luxembourg S.a.r.l.(n)
800,544	0.000	07/03/28	798,543
199,456	0.000	07/03/28	198,957
Lonza Group AG(i) (3M LIBOR + 4.000%)
500,000	4.750	06/29/28	499,480
Phoenix Guarantor, Inc.(i)
(1M LIBOR + 3.250%)
344,750	3.339	03/05/26	340,182
(1M LIBOR + 3.500%)
1,245,005	3.596	03/05/26	1,230,550
Verscend Holding Corp.(i) (1M LIBOR + 4.000%)
1,250,000	4.092	08/27/25	1,246,563

			4,314,275

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Healthcare Providers & Services – 1.8%
ADMI Corp.(i) (1M LIBOR + 3.125%)
$498,750	3.625%	12/23/27	$ 490,147
AHP Health Partners, Inc.(i) (1M LIBOR + 3.750%)
1,500,000	4.750	06/30/25	1,500,315
Air Methods Corp.(i ) (3M LIBOR + 3.500%)
203,794	4.500	04/22/24	199,527
BW NHHC Holdco, Inc.(i) (3M LIBOR + 5.000%)
993,603	5.155	05/15/25	906,822
Carestream Dental Equiment, Inc(i) (3M LIBOR + 3.250%)
336,875	4.250	09/01/24	335,612
Carestream Health, Inc.(i) (3M LIBOR + 6.750%)
1,345,368	6.897	05/08/23	1,350,413
DaVita, Inc.(i) (1M LIBOR + 1.750%)
93,525	1.842	08/12/26	92,500
Envision Healthcare Corp.(i) (1M LIBOR + 3.750%)
2,383,904	3.842	10/10/25	2,034,781
Global Medical Response, Inc.(i) (3M LIBOR + 4.750%)
995,000	5.750	10/02/25	995,706
Lifescan Global Corp.(i) (3M LIBOR + 6.000%)
2,477,263	6.146	10/01/24	2,455,141
MED ParentCo. LP(i) (1M LIBOR + 4.250%)
246,936	4.340	08/31/26	246,503
Onex TSG Intermediate Corp.(i) (3M LIBOR + 4.750%)
500,000	5.500	02/28/28	503,125
PPD, Inc.(i) (1M LIBOR + 2.000%)
498,750	2.500	01/13/28	497,149
Quorum Health Corp.(i) (3M LIBOR + 6.500%)
61,892	7.500	04/29/25	62,224
RegionalCare Hospital Partners Holdings, Inc.(i) (1M LIBOR + 3.750%)
6,009,556	3.842	11/16/25	5,956,311
Select Medical Corp.(i) (1M LIBOR + 2.250%)
729,077	2.350	03/06/25	717,835
Surgery Center Holdings, Inc.(n)
1,995,000	0.000	08/31/26	1,992,865
Viant Medical Holdings, Inc.(i) (1M LIBOR + 3.750%)
729,448	3.842	07/02/25	703,917
Vyaire Medical, Inc.(i) (3M LIBOR + 4.750%)
582,836	5.750	04/16/25	504,153

			21,545,046

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Home Furnishings – 0.1%
Herman Miller, Inc(n)
$750,000	0.000%		06/29/28	$ 746,250
Mattress Firm Inc(i) (6M LIBOR + 5.250%)
475,000	6.250		11/26/27	482,324

				1,228,574

Household Products(i) – 0.1%
Kronos Acquisition Holdings, Inc. (3M LIBOR + 3.750%)
1,189,380	4.250		12/22/26	1,174,941

Insurance – 0.2%
Acrisure LLC(i) (2M LIBOR + 3.500%)
493,750	3.607		02/15/27	484,492
Alliant Holdings Intermediate LLC(i) (1M LIBOR + 3.250%)
988,614	3.342		05/09/25	975,020
Asurion LLC
500,000	0.000	(n)	11/03/23	494,480
(1M LIBOR + 3.250%)
249,375	3.342	(i)	07/31/27	244,804
USI, Inc.(i)
(3M LIBOR + 3.000%)
492,327	3.147		05/16/24	486,710
(3M LIBOR + 3.250%)
248,739	3.397		12/02/26	245,630

				2,931,136

Internet – 0.1%
Cablevision Lightpath LLC(i) (1M LIBOR + 3.250%)
992,500	3.750		11/30/27	989,026
Proofpoint, Inc.(n)
715,000	0.000		06/09/28	707,493

				1,696,519

Leisure Time(i) – 0.5%
Alterra Mountain Co. (1M LIBOR + 2.750%)
997,416	2.842		07/31/24	984,948
Carnival Corp. (1M LIBOR + 3.000%)
397,870	3.750		06/30/25	394,640
ClubCorp Holdings, Inc. (3M LIBOR + 2.750%)
2,196,812	2.897		09/18/24	2,071,747
Equinox Holdings, Inc. (3M LIBOR + 3.000%)
1,886,989	4.000		03/08/24	1,741,182

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Leisure Time(i) – (continued)
Life Time Fitness Inc (3M LIBOR + 4.750%)
$1,492,500	5.750%	12/16/24	$ 1,489,709

			6,682,226

Lodging(n) – 0.0%
Hilton Grand Vacations Borrower LLC
500,000	0.000	05/19/28	498,000

Machinery(n) – 0.0%
The Hillman Group, Inc.
84,388	0.000	07/14/28	83,819
352,321	0.000	07/14/28	349,942

			433,761

Media(i) – 1.0%
CSC Holdings LLC
(1M LIBOR + 2.250%)
178,173	2.343	01/15/26	174,832
(3M PRIME + 1.250%)
877,213	2.343	07/17/25	862,590
Diamond Sports Group LLC (1M LIBOR + 3.250%)
2,488,668	3.350	08/24/26	1,352,939
DirecTV Financing LLC(n)
1,164,000	0.000	07/22/27	1,161,241
Gray Television, Inc. (1M LIBOR + 2.500%)
242,742	2.600	01/02/26	240,346
Houghton Mifflin Harcourt Publishing Co. (1M LIBOR + 6.250%)
9,262	7.250	11/22/24	9,257
iHeartCommunications, Inc. (1M LIBOR + 3.000%)
2,575,431	3.092	05/01/26	2,540,817
LCPR Loan Financing LLC (1M LIBOR + 3.750%)
704,208	3.843	10/15/28	704,384
Meredith Corp. (3M LIBOR + 4.250%)
495,000	5.250	01/31/25	504,593
Nexstar Broadcasting, Inc. (1M LIBOR + 2.250%)
395,011	2.337	01/17/24	391,926
Nielsen Finance LLC (1M LIBOR + 2.000%)
55,193	2.103	10/04/23	55,021
Sinclair Television Group, Inc.
(1M LIBOR + 2.250%)
525,911	2.350	01/03/24	518,679
(1M LIBOR + 2.500%)
16,183	2.600	09/30/26	15,925

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Media(i) – (continued)
The McClatchy Co.(l) (1M LIBOR + 10.000%)
$1,095,990	10.092%	07/15/26	$ 1,082,290
Univision Communications, Inc. (1M LIBOR + 2.750%)
179,320	3.750	03/15/24	178,592
WideOpenWest Finance LLC (1M LIBOR + 3.250%)
889,645	4.250	08/18/23	886,682
Ziggo Financing Partnership B.V. (1M LIBOR + 2.500%)
740,000	2.593	04/30/28	727,154

			11,407,268

Media - Non Cable(n) – 0.1%
Cengage Learning, Inc.
1,000,000	0.000	06/07/23	998,520

Metal Fabricate/Hardware(i) – 0.0%
Advanced Drainage Systems, Inc. (1M LIBOR + 2.250%)
78,170	2.375	07/31/26	78,170

Mining(i)(l) – 0.1%
Arctic Canadian Diamond Co.Ltd
(3M LIBOR + 12.500%)
609,961	12.500	12/31/27	609,961
(3M LIBOR + 5.000%)
97,564	6.000	12/31/24	97,564

			707,525

Oil Field Services – 0.4%
Citgo Petroleum Corp.(i) (6M LIBOR + 6.250%)
396,765	7.250	03/28/24	397,161
Delek US Holdings, Inc.(i) (1M LIBOR + 2.250%)
488,682	2.342	03/31/25	477,154
Fieldwood Energy LLC
4,174,133	0.000	04/11/22	2,194,384
425,300	0.000	04/11/23	41,820
Gulf Finance LLC(i) (1M LIBOR + 5.250%)
2,070,442	6.250	08/25/23	1,729,688

			4,840,207

Packaging(i) – 0.2%
Klockner-Pentaplast of America, Inc. (3M LIBOR + 4.750%)
911,715	5.250	02/12/26	910,858
Reynolds Group Holdings, Inc.
(1M LIBOR + 2.750%)
540,831	2.842	02/05/23	538,803
(1M LIBOR + 3.250%)
746,250	3.342	02/05/26	737,056

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Packaging(i) – (continued)
TricorBraun Holdings, Inc.
(3M LIBOR + 3.250%)
$18,730	3.250%		03/03/28	$ 18,256
(3M LIBOR + 3.250%)
555,134	3.750		03/03/28	549,239

				2,754,212

Pharmaceuticals – 1.2%
Alphabet Holding Co., Inc.(i)
(1M LIBOR + 3.500%)
$237,355	3.592		09/26/24	236,942
(1M LIBOR + 7.750%)
153,125	7.842		09/26/25	153,125
Amneal Pharmaceuticals LLC(i) (1M LIBOR + 3.500%)
244,876	3.625		05/04/25	236,229
Bausch Health Cos., Inc.(i)
(1M LIBOR + 2.750%)
1,761,437	2.842		11/27/25	1,742,837
(1M LIBOR + 3.000%)
2,051,837	3.092		06/02/25	2,036,448
Change Healthcare Holdings LLC(i) (3M LIBOR + 2.500%)
1,037,894	3.500		03/01/24	1,035,839
Gainwell Acquisition Corp.(i) (3M LIBOR + 4.000%)
996,247	4.750		10/01/27	995,310
Grifols Worldwide Operations USA, Inc.(i) (1 Week LIBOR + 2.000%)
477,576	2.084		11/15/27	470,794
Jazz Financing Lux S.a.r.l.(n)
1,500,000	0.000		05/05/28	1,501,410
Mallinckrodt International Finance S.A.(i)
(1M LIBOR + 5.500%)
2,186,523	6.250		02/24/25	2,113,515
(3M LIBOR + 5.250%)
2,057,108	6.000		09/24/24	1,996,690
Organon & Co.(i) (3M LIBOR + 3.000%)
1,500,000	3.500		06/02/28	1,495,320

				14,014,459

Pipelines(i) – 0.2%
Epic Y-Grade Services LP (3M LIBOR + 6.000%)
1,620,112	7.000		06/30/27	1,386,540
Traverse Midstream Partners LLC (1M LIBOR + 5.500%)
673,869	6.500		09/27/24	673,216

				2,059,756

Real Estate(i) – 0.0%
Realogy Group LLC
(1M LIBOR + 1.750%)
185,019	1.842	(l)	02/08/23	178,543
(1M LIBOR + 2.250%)
110,046	3.000		02/08/25	109,473

				288,016

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Regional (state/provnc)(i) – 0.1%
Mashantucket (Western) Pequot Tribe (1M LIBOR + 7.125%)
$1,452,869	8.375%		02/16/22	$ 1,411,099

Retailing – 0.7%
1011778 B.C. Unlimited Liability Co.(i) (1M LIBOR + 1.750%)
809,976	1.842		11/19/26	793,777
Academy Ltd.(i) (1M LIBOR + 3.750%)
1,122,188	4.500		11/05/27	1,121,133
Belk, Inc.
499,581	13.000		07/31/25	377,183
(3M LIBOR + 7.500%)
112,852	8.500	(i)	07/31/25	112,782
EG Group Ltd.(i) (3M LIBOR + 4.000%)
394,898	4.147		02/07/25	391,873
J.C. Penney Corp, Inc.(i)(k) (1M LIBOR + 8.500%)
284,570	9.500		12/07/26	278,065
Park River Holdings, Inc.(i) (3M LIBOR + 3.250%)
1,246,875	4.000		12/28/27	1,234,182
PetSmart, Inc.(i) (6M LIBOR + 3.750%)
2,727,000	4.500		02/12/28	2,724,273
Serta Simmons Bedding LLC(i) (1M LIBOR + 7.500%)
1,028,403	8.500		08/10/23	973,774
Staples, Inc.(i) (3M LIBOR + 5.000%)
748,092	5.176		04/16/26	724,714

				8,731,756

Schools(n) – 0.1%
EAB Global, Inc.
750,000	0.000		06/28/28	744,000

Semiconductors(i) – 0.0%
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
89,956	2.342		05/17/24	89,281

Software(i) – 1.9%
Apttus Corporation (3M LIBOR + 4.250%)
538,900	5.000		05/08/28	539,573
Banff Merger Sub, Inc. (1M LIBOR + 3.750%)
745,709	3.842		10/02/25	738,983
Blackboard, Inc. (3M LIBOR + 6.000%)
989,334	7.000		06/30/24	994,281
Ceridian HCM Holding, Inc. (1 Week LIBOR + 2.500%)
1,482,253	2.584		04/30/25	1,454,460

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Software(i) – (continued)
Dynatrace LLC (1M LIBOR + 2.250%)
$261,837	2.342%	08/22/25	$ 260,107
Epicor Software Corp. (1M LIBOR + 3.250%)
2,488,719	4.000	07/30/27	2,479,834
Finastra USA, Inc. (6M LIBOR + 3.500%)
2,364,905	4.500	06/13/24	2,325,316
Greeneden U.S. Holdings II LLC (1M LIBOR + 4.000%)
497,500	4.750	12/01/27	497,769
Greenway Health LLC (3M LIBOR + 3.750%)
124,433	4.750	02/16/24	118,833
Informatica LLC (1M LIBOR + 3.250%)
2,478,700	3.342	02/25/27	2,449,104
MA Finance Co. LLC (1M LIBOR + 2.750%)
237,917	2.842	06/21/24	234,151
Mavenir Systems, Inc. (3M LIBOR + 6.000%)
581,955	7.000	05/08/25	580,983
Polaris Newco LLC (6M LIBOR + 4.000%)
1,000,000	4.500	06/02/28	998,750
Rackspace Technology Global, Inc. (3M LIBOR + 2.750%)
2,784,196	3.500	02/15/28	2,748,642
Riverbed Technology, Inc. (3M LIBOR + 6.000%)
1,534,170	7.000	12/31/25	1,445,479
Seattle SpinCo, Inc. (1M LIBOR + 2.750%)
1,606,713	2.842	06/21/24	1,581,278
Sophia, L.P. (3M LIBOR + 3.750%)
1,243,750	4.500	10/07/27	1,241,971
SS&C Holdings Europe S.a.r.l. (1M LIBOR + 1.750%)
301,639	1.842	04/16/25	296,943
SS&C Technologies, Inc. (1M LIBOR + 1.750%)
380,769	1.842	04/16/25	374,840
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
746,250	3.336	02/06/26	739,601
The Ultimate Software Group, Inc. (3M LIBOR + 3.250%)
746,250	4.000	05/04/26	745,392
Tibco Software, Inc. (1M LIBOR + 3.750%)
359,614	3.850	06/30/26	356,245

			23,202,535

Technology - Hardware(n) – 0.1%
Everi Payments Inc.
1,000,000	0.000	06/30/28	993,750

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Technology – Software(n) – 0.1%
Magenta Buyer LLC
$1,000,000	0.000%		05/03/28	$ 994,690

Technology - Software/Services – 0.4%
Illuminate Merger Sub Corp.(n)
750,000	0.000		06/30/28	743,437
NeuStar, Inc.(i)
(3M LIBOR + 3.500%)
964,792	4.500		08/08/24	939,987
(3M LIBOR + 8.000%)
223,680	9.000		08/08/25	213,677
Peraton Corp.(i) (1M LIBOR + 3.750%)
399,000	4.500		02/01/28	398,378
Pitney Bowes Inc.(i) (1M LIBOR + 4.000%)
1,346,625	4.100		03/17/28	1,347,891
Vision Solutions, Inc.(i) (3M LIBOR + 4.250%)
750,000	5.000		04/24/28	745,785

				4,389,155

Telecommunication Services – 1.9%
Altice France SA(i)
(3M LIBOR + 3.688%)
1,244,829	3.814		01/31/26	1,228,098
(3M LIBOR + 4.000%)
974,943	4.155		08/14/26	971,083
Avaya, Inc.(i)
(1M LIBOR + 4.000%)
2,000,000	4.093		12/15/27	1,998,920
(1M LIBOR + 4.250%)
500,000	4.343		12/15/27	500,625
CenturyLink, Inc.(i) (1M LIBOR + 2.250%)
482,551	2.342		03/15/27	474,381
CommScope, Inc.(i) (1M LIBOR + 3.250%)
1,109,415	3.342		04/06/26	1,096,934
Delta TopCo, Inc.(i) (3M LIBOR + 3.750%)
498,750	4.500		12/01/27	498,231
Eagle Broadband Investments LLC(i) (3M LIBOR + 3.000%)
995,000	3.750		11/12/27	991,269
Frontier Communications Corp.(i) (1M LIBOR + 3.750%)
997,500	4.500		05/01/28	995,635
GOGO Intermediate Holdings LLC(n)
1,000,000	0.000		04/30/28	994,380
Intelsat Jackson Holdings SA
500,000	0.000	(n)	01/02/24	508,215
(1M PRIME + 4.750%)
7,327,000	8.000	(i)	11/27/23	7,428,919

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Telecommunication Services – (continued)
iQor US Inc.(i)
(3M LIBOR + 7.500%)
$60,590	8.500%	11/20/24	$ 61,833
(3M LIBOR + 7.500%)
167,462	8.500	11/20/25	164,636
Maxar Technologies Ltd.(i) (1M LIBOR + 2.750%)
1,875,737	2.850	10/04/24	1,855,516
MetroNet Systems Holdings, LLC(i) (1M LIBOR + 3.750%)
450,000	4.500	05/26/28	449,437
MLN US Holding Co. LLC(i) (1M LIBOR + 4.500%)
178,139	4.603	11/30/25	161,774
Plantronics, Inc.(i) (1M LIBOR + 2.500%)
455,522	2.592	07/02/25	444,990
West Corp.(i)
(3M LIBOR + 3.500%)
92,896	4.500	10/10/24	89,622
(3M LIBOR + 4.000%)
2,206,278	5.000	10/10/24	2,149,356

			23,063,854

TOTAL BANK LOANS (Cost $214,088,893)			$211,575,115

Shares	Description	Value

Common Stocks – 0.6%
Automobiles(e)(k) – 0.0%
65,182	Monitronics International, Inc.	$ 583,379

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	812,696

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	65,274

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holdings LLC	6,397

Diversified Financial Services(e) – 0.0%
5,500	Copper Earnout Trust	56,100

Energy Equipment & Services(e) – 0.0%
14,704	Noble Corp.	323,488
17,981	Parker Drilling Co.	71,924

		395,412

Health Care Technology(e)(l) – 0.0%
2,776	MModal, Inc.	347

Internet Software & Services(e)(l) – 0.0%
2,768	Skillsoft Class A Shares	448,416

Media(e) – 0.0%
105,108	Clear Channel Outdoor Holdings, Inc.	279,587

Shares	Description	Value

Common Stocks – (continued)
Media(e) – (continued)
3,675	Cumulus Media, Inc. Class A	$ 43,328

		322,915

Metals & Mining(l) – 0.0%
627	Arctic Canadian Diamond Co.Ltd	—

Multiline Retail(e) – 0.0%
68	Belk, Inc.	1,632

Oil, Gas & Consumable Fuels – 0.2%
4,467	California Resources Corp.(e)	125,568
1,342	Chesapeake Energy Corp.	72,535
33,770	Extraction Oil & Gas, Inc.(e)	1,502,427
9,744	Tourmaline Oil Corp.(k)	266,015
9,008	Valaris Ltd.(e)	244,117

		2,210,662

Real Estate – 0.1%
41,250	Copper Property CTL Pass Through Trust	770,014

Specialty Retail(e)(l) – 0.1%
7,504	Guitar Center, Inc.	1,236,922

Wireless Telecommunication Services(e) – 0.1%
5,606	iQor US Inc.	75,681
44,231	Windstream Corp.	642,377

		718,058

TOTAL COMMON STOCKS (Cost $7,854,082)		$ 7,628,224

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 2.4%
Collateralized Mortgage Obligations – 1.0%
Interest Only(o) – 0.8%
GNMA REMIC Series 2020-104, Class HI
$7,664,481	3.000%	07/20/50	$ 871,749
GNMA REMIC Series 2020-123, Class IN
7,617,748	2.500	08/20/50	871,585
GNMA REMIC Series 2020-133, Class GI
3,843,556	2.500	09/20/50	465,374
GNMA REMIC Series 2020-167, Class BI
4,125,745	2.500	11/20/50	472,328
GNMA REMIC Series 2020-176, Class NI
5,560,282	2.500	11/20/50	484,342
GNMA REMIC Series 2020-51, Class IO
12,764,327	3.000	04/20/50	1,685,758

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(o) – (continued)
GNMA REMIC Series 2020-62, Class MI
$1,833,382	3.000%	05/20/50	$ 160,077
GNMA REMIC Series 2020-65, Class ES(i) (-1X 1M USD LIBOR + 6.050%)
5,332,880	5.966	05/20/50	1,085,647
GNMA REMIC Series 2020-78, Class AS(i) (-1x1M USD LIBOR + 6.150%)
7,095,634	6.066	06/20/50	1,491,895
GNMA REMIC Series 2020-78, Class SQ(i) (-1x1M USD LIBOR + 6.150%)
1,756,534	6.066	06/20/50	351,709
GNMA REMIC Series 2021-30, Class DI
12,687,241	2.500	02/20/51	1,523,002

			9,463,466

Regular Floater(a)(i) – 0.2%
Bellemeade Re Ltd Series 2020-4A Class M2B (1M USD LIBOR + 3.600%)
250,000	3.689	06/25/30	252,433
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,975,000	2.839	05/25/23	1,978,515

			2,230,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATION			$ 11,694,414

Commercial Mortgage-Backed Securities – 1.4%
Interest Only(i) – 0.4%
GNMA REMIC Series 2020-118 Class IO
$9,427,064	0.966%	06/16/62	$ 788,066
GNMA REMIC Series 2021-45 Class IO
12,157,218	0.838	04/16/63	992,165
GNMA REMIC Series 2021-70 Class IO
12,571,490	0.722	04/16/63	1,004,909
GNMA REMIC Series 2019-156, Class IO
11,994,769	0.596	11/16/61	755,209
GNMA REMIC Series 2020-52, Class IO
5,312,986	0.945	10/16/62	457,427
GNMA REMIC Series 2020-81, Class IO
3,236,629	0.897	02/16/61	240,165

			4,237,941

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(i) – 0.2%
Credit Suisse Mortgage Trust Series 2021- BPNY, Class A (-1X 1M USD LIBOR + 3.714%)
$1,000,000	1.000%	08/15/23	$ 1,000,000
CSMC TMIC Series 2020 TMIC Class A(a) (1M USD LIBOR + 3.000%)
1,000,000	3.250	12/15/35	1,016,315
CSMC TMIC Series 2020 TMIC Class B(a) (1M USD LIBOR + 5.000%)
350,000	5.250	12/15/35	355,550

			2,371,865

Sequential Fixed Rate – 0.4%
Credit Suisse Mortgage Trust 04/23 1
2,956,082	4.319	04/15/23	2,958,706
Credit Suisse Mortgage Trust 05/23 1
2,000,000	3.800	05/15/26	2,001,893

			4,960,599

Sequential Floating Rate(a)(i) – 0.4%
Capital Funding Mortgage Trust Series 2021-20, Class A (1M USD LIBOR + 3.000%)
3,000,000	4.250	05/15/24	3,027,376
CSMC Trust Series 2020-LOTS, Class A (1M USD LIBOR + 3.975%)
2,044,860	4.725	07/15/22	2,043,646

			5,071,022

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 16,641,427

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $28,141,527)			$ 28,335,841

Asset-Backed Securities – 1.7%
Collateralized Loan Obligations(a)(i) – 1.3%
Bain Capital Credit CLO Series 2021-3A, Class E (3M USD LIBOR + 6.500%)
$500,000	6.686%	07/24/34	$ 500,034
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class E (3M USD LIBOR + 6.530%)
1,000,000	6.729	04/19/34	989,145
CARLYLE US CLO Ltd. Series 2020-1A, Class DR (3M USD LIBOR + 6.250%)
500,000	6.384	07/20/34	499,987
CBAM, Ltd. Series 2018-5A Class A (3M USD LIBOR + 1.020%)
975,000	1.154	04/17/31	975,042

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(i) – (continued)
CIFC Funding III, Ltd. Series 2017-3A Class A1 (3M USD LIBOR + 1.220%)
$305,000	1.354%	07/20/30	$ 305,249
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
1,000,000	1.104	04/18/31	1,000,642
ICG U.S. CLO Ltd. Series 2020-1A, Class C (3M USD LIBOR + 4.250%)
1,000,000	4.388	10/22/31	1,002,377
Mountain View CLO XIV Ltd. Series 2019-1A, Class D (3M USD LIBOR + 3.790%)
1,040,000	3.968	04/15/29	1,041,136
Octagon Investment Partners 48 Ltd. Series 2020-3A, Class D (3M USD LIBOR + 4.000%)
1,400,000	4.134	10/20/31	1,402,551
Octagon Loan Funding, Ltd. Series 2014-1A Class ARR (3M USD LIBOR + 1.180%)
2,000,000	1.335	11/18/31	2,000,144
OHA Credit Funding 9 Ltd. Series 2021-9A, Class D (3M USD LIBOR + 2.950%)
1,500,000	3.134	07/19/35	1,501,056
OHA Loan Funding, Ltd. Series 2016-1A Class AR (3M USD LIBOR + 1.260%)
280,000	1.394	01/20/33	280,809
Sound Point Clo XXX Ltd. Series 2021-2A, Class D (3M USD LIBOR + 3.350%)
1,000,000	3.491	07/25/34	1,000,830
Sound Point Clo XXX Ltd. Series 2021-2A, Class E (3M USD LIBOR + 6.360%)
1,000,000	6.501	07/25/34	989,787
Venture 32 CLO, Ltd. Series 2018-32A Class A1 (3M USD LIBOR + 1.100%)
1,000,000	1.234	07/18/31	999,306
Voya CLO Ltd. Series 2017-1A, Class C (3M USD LIBOR + 3.330%)
1,000,000	3.464	04/17/30	984,682

			15,472,777

Home Equity(i) – 0.1%
Countrywide Asset-Backed Certificates Series 2007-BC3, Class 2A3 (1M USD LIBOR + 0.180%)
379,789	0.269	11/25/47	384,926
Nationstar HECM Loan Trust Series 2020-1A, Class M3(a)
1,000,000	2.820	09/25/30	1,004,297

			1,389,223

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other(a) – 0.3%
AASET U.S. Ltd. Series 2018-2A, Class A
$1,620,022	4.454%	11/18/38	$ 1,605,830
Business Jet Securities LLC Series 2019-1, Class A
412,234	4.212	07/15/34	425,393
Business Jet Securities Series 2021-1A, Class B
718,557	2.918	04/15/36	729,546
Labrador Aviation Finance, Ltd. Series 2016-1A, Class A1
978,877	4.300	01/15/42	970,739
Oasis Securitization Funding LLC Series 2021-1A, Class A
195,688	2.579	02/15/33	196,119

			3,927,627

TOTAL ASSET-BACKED SECURITIES (Cost $20,426,279)			$ 20,789,627

U.S. Treasury Obligation – 0.3%
United States Treasury Notes
$3,000,000	0.125%	12/31/22	$ 3,000,000
(Cost $2,997,895)

Shares	Distribution Rate		Value

Preferred Stocks – 0.0%
Pipelines – 0.0%
Crestwood Equity Partners LP
21,283	9.250%		$ 203,040

Specialty Retail(l) – 0.0%
Guitar Center, Inc.
104	0.000		10,192

TOTAL PREFERRED STOCKS (Cost $204,260)			$ 213,232

Shares	Description	Expiration Date	Value

Warrant(e) – 0.0%
Energy Equipment & Services – 0.0%
Noble Corp.
9,802		02/05/28	$ 45,334

Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp.
670		10/27/24	3,638

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Expiration Date	Value

Warrants(e) – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Chesapeake Energy Corp.
	3,370	02/09/26	$ 82,565

			86,203

Specialty Retail(l) – 0.0%
	Guitar Center, Inc.
	1,825		136,638
	1,986		86,908
	161		7,045

			230,591

	TOTAL WARRANTS (Cost $540,975)		$ 362,128

Shares	Dividend Rate	Value

Investment Company(p) – 7.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
88,215,226	0.026%	$ 88,215,226
(Cost $88,215,226)

TOTAL INVESTMENTS – 95.1% (Cost $1,123,716,507)		$1,141,334,859

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%		58,877,098

NET ASSETS – 100.0%		$1,200,211,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2021.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is July 28, 2121

(g)	Actual maturity date is April 03, 2120.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2021.

(j)	Guaranteed by a foreign government until maturity.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $2,895,879, which represents approximately 0.2% of the Fund’s net assets as of July 31, 2021.

Restricted Security	Acquisition Date	Cost
Revlon Consumer Products Corp. (Bank Loans)	12/31/20	$2,459,910
Monitronics International, Inc. (Common Stocks)	04/01/20	1,069,075
J.C. Penney Corp, Inc. (Bank Loans)	12/07/20	251,650
Tourmaline Oil Corp. (Common Stocks)	12/18/20	131,948
Mariposa Borrower, Inc. (Corporate Obligations)	12/20/18	564,474
Chesapeake Engery Corp. (Corporate Obligations)	06/21/19	500,305

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(p)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	—ChileanPeso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GHS	— Ghana Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

MetroNet Systems Holdings, LLC, due 05/26/28	$ 50,000	$ 49,938	$ (250)
TricorBraun Holdings, Inc., due 03/03/28	106,136	105,284	(1,130)

TOTAL			$ (1,380)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	IDR	16,098,500,000	USD	1,100,000	08/03/21	$13,838
	RUB	188,094,808	USD	2,531,000	09/24/21	17,482
	TRY	22,004,640	USD	2,183,000	03/29/22	128,935
	USD	575,918	HUF	171,076,400	09/21/21	10,790
	USD	730,000	MYR	3,017,820	08/20/21	18,276
	USD	578,167	PLN	2,196,747	09/15/21	7,867
	USD	2,692,690	ZAR	38,318,858	08/24/21	85,351
	USD	3,493,000	ZAR	50,648,500	10/04/21	64,783
BNP Paribas SA	IDR	55,992,500,990	USD	3,871,699	08/03/21	2,363
	IDR	10,970,447,000	USD	748,881	11/01/21	2,692
	MXN	35,900,314	USD	1,773,000	09/17/21	18,712
	USD	3,102,338	BRL	15,490,688	10/01/21	152,702
BofA Securities LLC	RUB	82,674,090	USD	1,101,000	09/24/21	19,145
	TRY	7,013,690	USD	680,000	03/29/22	56,899
	USD	425,000	BRL	2,155,600	10/01/21	14,545
Citibank NA	CAD	87,773	USD	69,810	08/18/21	542
	EUR	3,660,869	USD	4,329,308	08/18/21	14,944
	GBP	221,552	USD	304,810	08/18/21	3,160
	USD	135,000	CAD	165,728	08/18/21	2,165
	USD	4,358,254	EUR	3,610,317	08/18/21	73,990
	USD	101,000	GBP	72,531	08/18/21	178
JPMorgan Securities, Inc.	MXN	23,750,351	USD	1,171,000	09/17/21	14,331
	USD	1,760,000	CLP	1,310,971,200	10/06/21	35,920
	USD	2,939,460	ZAR	43,200,682	10/04/21	15,359

TOTAL						$774,969

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	41,050,000	USD	50,012,549	08/13/21	$(1,304,552)
	GBP	4,260,000	USD	6,019,860	08/13/21	(98,282)
	MYR	29,352,275	USD	7,082,939	08/20/21	(160,480)
	THB	373,201,988	USD	11,607,533	09/14/21	(255,508)
	USD	1,113,159	IDR	16,098,500,000	08/03/21	(679)
	ZAR	8,247,057	USD	595,000	08/24/21	(33,844)
BNP Paribas SA	CLP	851,440,290	USD	1,120,611	10/06/21	(868)
	COP	3,715,863,409	USD	990,765	09/07/21	(34,538)
	CZK	23,696,852	USD	1,103,000	08/06/21	(810)
	HUF	330,712,490	USD	1,103,000	08/06/21	(9,519)
	IDR	23,773,840,990	USD	1,666,000	08/03/21	(21,113)
	MXN	11,635,997	USD	582,000	09/17/21	(1,271)
	PLN	17,249,026	USD	4,651,479	09/15/21	(173,428)
	USD	337,839	BRL	1,775,000	10/01/21	(145)
	USD	5,473,639	IDR	79,766,341,980	08/03/21	(45,310)
BofA Securities LLC	CLP	226,795,000	USD	301,589	10/06/21	(3,327)
	HUF	176,233,000	USD	590,000	09/21/21	(7,838)
	IDR	16,120,160,000	USD	1,120,000	08/03/21	(4,663)
	PLN	17,295,005	USD	4,551,114	09/15/21	(61,127)
	USD	1,114,656	IDR	16,120,160,000	08/03/21	(681)
	USD	1,738,462	MXN	36,273,000	09/17/21	(71,850)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA	CAD	1,059,831	USD	863,864	08/18/21	$(14,385)
	EUR	17,976,077	USD	21,697,248	08/18/21	(365,532)
	GBP	1,092,422	USD	1,530,020	08/18/21	(11,490)
	USD	1,450,703	EUR	1,230,117	08/18/21	(9,043)
	USD	1,074,164	GBP	780,003	08/18/21	(10,085)
JPMorgan Securities, Inc.	CZK	23,654,474	USD	1,118,000	08/06/21	(17,781)
	PLN	2,258,520	USD	590,000	09/15/21	(3,662)
	RUB	42,523,460	USD	578,000	09/24/21	(1,853)
	THB	29,688,120	USD	952,000	09/14/21	(48,949)
	ZAR	30,071,801	USD	2,091,338	08/24/21	(45,155)
Morgan Stanley & Co.	CLP	232,735,910	USD	310,000	10/06/21	(3,925)

TOTAL						$(2,821,693)

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(55)	09/21/21	$(8,263,750)	$(255,739)
10 Year U.S. Treasury Notes	(5)	09/21/21	(672,266)	(14,306)

TOTAL FUTURES CONTRACTS				$(270,045)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at July 31, 2021 (b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 36	5.000%	2.939%	06/20/26	$32,000	$3,109,356	$2,752,190	$357,166

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BofA Securities LLC — Bank of America Securities LLC
CDX.NA.HY Index 36 — CDX North America High Yield Index 36

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 92.4%
Australia – 3.4%
120,200	Goodman Group (Equity Real Estate Investment Trusts (REITs))	$ 1,999,186
336,346	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	1,435,647
1,999,361	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	4,196,461
794,794	National Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,247,443
113,070	NEXTDC Ltd.* (IT Services)	1,062,865
716,311	Stockland (Equity Real Estate Investment Trusts (REITs))	2,316,633
621,720	Sydney Airport* (Transportation Infrastructure)	3,577,485
658,554	Transurban Group (Transportation Infrastructure)	6,946,287

		22,782,007

Belgium – 1.1%
28,043	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	4,017,355
9,966	VGP NV (Real Estate Management & Development)	2,052,327
28,305	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	1,217,349

		7,287,031

Brazil* – 0.1%
543,816	Santos Brasil Participacoes SA (Transportation Infrastructure)	945,994

Canada – 8.1%
49,900	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,828,253
29,146	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,456,599
9,576	Canadian National Railway Co. (Road & Rail)	1,040,496
8,765	Canadian Pacific Railway Ltd. (Road & Rail)	650,841
187,600	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,413,418
383,551	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	15,119,460

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
120,218	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	$ 2,202,776
176,297	Hydro One Ltd.(a) (Electric Utilities)	4,352,315
131,621	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,896,879
257,271	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	8,504,213
195,884	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,978,454
233,453	TC Energy Corp. (Oil, Gas & Consumable Fuels)	11,380,740
8,070	Waste Connections, Inc. (Commercial Services & Supplies)	1,022,388

		54,846,832

China – 1.3%
270,000	China Gas Holdings Ltd. (Gas Utilities)	831,273
256,000	China Resources Gas Group Ltd. (Gas Utilities)	1,577,939
1,224,049	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	873,550
153,700	ENN Energy Holdings Ltd. (Gas Utilities)	3,207,456
282,239	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	992,018
1,234,000	Towngas China Co. Ltd. (Gas Utilities)	810,769
812,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	685,448

		8,978,453

Denmark(a) – 0.2%
11,004	Orsted A/S (Electric Utilities)	1,632,115

France – 3.6%
13,454	Eiffage SA (Construction & Engineering)	1,371,563
109,487	Engie SA (Multi-Utilities)	1,460,043
17,100	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,711,906
233,474	Getlink SE (Transportation Infrastructure)	3,739,923
22,611	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	547,456
19,742	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	1,643,242
118,921	Vinci SA (Construction & Engineering)	12,590,692

		24,064,825

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 2.4%
36,271	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	$ 767,393
21,581	Deutsche Wohnen SE (Real Estate Management & Development)	1,347,347
150,351	E.ON SE (Multi-Utilities)	1,848,341
10,910	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	717,592
8,374	LEG Immobilien SE (Real Estate Management & Development)	1,323,483
31,774	Vantage Towers AG (Diversified Telecommunication Services)	1,110,780
134,852	Vonovia SE (Real Estate Management & Development)	8,978,300

		16,093,236

Hong Kong – 3.7%
295,777	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,012,376
752,000	Guangdong Investment Ltd. (Water Utilities)	1,052,260
587,116	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,519,684
3,273,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	5,323,410
353,125	Link REIT (Equity Real Estate Investment Trusts (REITs))	3,374,585
384,253	New World Development Co. Ltd. (Real Estate Management & Development)	1,821,651
416,760	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,961,903
492,879	Swire Properties Ltd. (Real Estate Management & Development)	1,401,825
476,676	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	2,692,209

		25,159,903

Italy – 0.6%
84,716	Enel SpA (Electric Utilities)	780,703
308,758	Snam SpA (Gas Utilities)	1,867,624
144,490	Terna SpA (Electric Utilities)	1,146,729

		3,795,056

Shares	Description	Value

Common Stocks – (continued)
Japan – 5.9%
426	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,935,102
17,800	East Japan Railway Co. (Road & Rail)	1,185,878
1,185	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	2,122,533
4,288	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,684,618
2,663	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,623,917
808	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	846,409
315	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,322,806
143,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,243,229
302,502	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	7,074,692
450	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	2,518,572
473	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	3,056,833
348	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,162,168
1,330	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,113,337
1,516	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,892,654
206,474	Seibu Holdings, Inc.* (Road & Rail)	2,329,755
98,834	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	3,221,318
80,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	756,516
61,500	Tokyo Gas Co. Ltd. (Gas Utilities)	1,164,116

		40,254,453

Luxembourg – 0.2%
133,508	Aroundtown SA (Real Estate Management & Development)	1,044,977

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – (continued)
10,077	Shurgard Self Storage SA (Real Estate Management & Development)	$ 540,170

		1,585,147

Mexico – 0.6%
18,645	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	2,138,768
111,697	Grupo Aeroportuario del Pacifico SAB de CV Class B* (Transportation Infrastructure)	1,284,729
4,090	Grupo Aeroportuario del Sureste SAB de CV ADR* (Transportation Infrastructure)	741,190

		4,164,687

Netherlands – 0.1%
17,078	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	723,126

New Zealand* – 0.4%
495,450	Auckland International Airport Ltd. (Transportation Infrastructure)	2,499,718

Singapore – 1.1%
923,200	CapitaLand Ltd. (Real Estate Management & Development)	2,742,796
1,090,419	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,948,130
1,510,470	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	1,691,690
869,825	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	1,354,290

		7,736,906

Spain – 3.7%
31,550	Aena SME SA*(a) (Transportation Infrastructure)	5,024,234
148,368	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	9,676,057
199,137	Ferrovial SA (Construction & Engineering)	5,909,422
263,158	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	2,806,418

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
164,200	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	$ 1,841,673

		25,257,804

Sweden – 0.8%
102,418	Castellum AB (Real Estate Management & Development)	2,868,429
141,000	Pandox AB* (Hotels, Restaurants & Leisure)	2,360,264

		5,228,693

United Kingdom – 5.2%
111,753	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	2,255,490
974,668	Capital & Counties Properties PLC* (Equity Real Estate Investment Trusts (REITs))	2,311,540
1,027	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	51,784
646,700	Grainger PLC (Real Estate Management & Development)	2,719,809
273,700	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	2,896,721
75,797	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	746,023
941,338	National Grid PLC (Multi-Utilities)	12,036,057
105,309	Pennon Group PLC (Water Utilities)	1,868,656
282,595	Segro PLC (Equity Real Estate Investment Trusts (REITs))	4,777,053
37,303	Severn Trent PLC (Water Utilities)	1,450,026
452,368	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	3,202,735
70,005	The UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,126,329

		35,442,223

United States – 49.9%
107,766	Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,306,192
22,918	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,722,288
43,265	Ameren Corp. (Multi-Utilities)	3,630,799
16,625	American Electric Power Co., Inc. (Electric Utilities)	1,464,995

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
64,532	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	$ 2,710,344
81,210	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	22,966,188
54,764	American Water Works Co., Inc. (Water Utilities)	9,315,904
91,541	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,556,368
23,221	Atmos Energy Corp. (Gas Utilities)	2,289,358
17,000	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,873,110
27,520	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,230,298
234,100	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	5,388,982
70,504	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	10,532,593
22,670	CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	546,800
133,078	CenterPoint Energy, Inc. (Multi-Utilities)	3,388,166
122,517	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,405,369
117,832	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,964,259
36,893	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,838,378
88,241	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	17,038,455
22,085	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,573,998
51,454	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	7,932,149
26,109	DTE Midstream LLC* (Oil, Gas & Consumable Fuels)	1,107,022
132,738	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	6,753,709
60,433	Edison International (Electric Utilities)	3,293,599
3,534	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	2,899,329
56,378	Equity Residential (Equity Real Estate Investment Trusts (REITs))	4,743,081

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
125,298	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 3,733,880
40,428	Essential Utilities, Inc. (Water Utilities)	1,985,823
21,295	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,986,889
38,247	Evergy, Inc. (Electric Utilities)	2,494,469
44,847	Eversource Energy (Electric Utilities)	3,868,951
21,995	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	3,830,209
29,591	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,620,995
39,494	FirstEnergy Corp. (Electric Utilities)	1,513,410
14,578	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	690,123
164,500	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,559,620
53,730	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,562,384
357,323	Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	5,692,155
139,800	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,810,948
204,221	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	8,307,710
1,402	Kansas City Southern (Road & Rail)	375,456
26,601	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,842,651
46,871	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	5,500,781
144,500	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,038,835
53,111	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	2,007,596
72,768	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,556,172
11,810	NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	306,470

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
133,593	New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,231,727
18,671	NextEra Energy, Inc. (Electric Utilities)	1,454,471
279,533	NiSource, Inc. (Multi-Utilities)	6,924,032
10,143	Norfolk Southern Corp. (Road & Rail)	2,615,170
29,352	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,525,423
296,500	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,893,840
96,802	Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,790,837
80,085	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,801,112
260,580	PG&E Corp.* (Electric Utilities)	2,290,498
49,758	Phillips Edison & Co, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,393,224
23,806	Portland General Electric Co. (Electric Utilities)	1,164,113
39,384	PPL Corp. (Electric Utilities)	1,117,324
129,545	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	16,586,942
7,080	Public Storage (Equity Real Estate Investment Trusts (REITs))	2,212,358
49,474	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,236,094
41,018	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,523,427
186,900	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,474,471
41,337	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	14,095,504
88,832	Sempra Energy (Multi-Utilities)	11,605,901
50,967	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	6,448,345
11,277	Spire, Inc. (Gas Utilities)	800,103
36,736	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	7,204,297
128,733	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,420,947
377,684	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,460,984
77,840	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	4,280,422

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
53,446	Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	$ 1,015,474
16,063	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	501,005
5,314	Waste Management, Inc. (Commercial Services & Supplies)	787,854
167,993	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	14,591,872
49,800	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	4,018,362
40,899	Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	723,094

		337,946,487

TOTAL COMMON STOCKS (Cost $501,880,236)		$626,424,696

Shares	Dividend Rate	Value

Investment Company(b) – 2.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,436,965	0.026%	$ 15,436,965
(Cost $15,436,965)

TOTAL INVESTMENTS – 94.7%
(Cost $517,317,201)		$641,861,661

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.3%		35,764,762

NET ASSETS – 100.0%		$677,626,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933.

(b) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S.Real Estate Index	340	09/17/21	$14,110,000	$213,571

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i Bank Loans —Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

    A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,300,247	$500,006	$—
Asia	10,272,091	75,228,302	—
Australia and Oceania	1,129	3,101,066	—
Europe	16,517,532	105,356,192	—
North America	247,005,842	157,353	—
South America	2,952,984	1,120,057	—
Exchange Traded Funds	32,441,598	—	—
Fixed Income
U.S. Treasury Obligations	299,984	—	—
Investment Companies	26,084,368	—	—

Total	$336,875,775	$185,462,976	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$981,333	$—
Futures Contracts	1,494,214	—	—

Total	$1,494,214	$981,333	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(670,261)	$—
Futures Contracts	(249,889)	—	—

Total	$(249,889)	$(670,261)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,356,002	$2,789,577	$1,695,877
Fixed Income
Foreign Debt Obligations	—	360,406,842	—
Corporate Obligations	—	420,607,160	201,464
Bank Loans	—	209,606,757	1,968,358
Mortgage-Backed Obligations	—	28,335,841	—
Asset-Backed Securities	—	20,789,627	—
U.S. Treasury Obligations	3,000,000	—	—
Warrants	—	131,537	230,591
Investment Company	88,215,226	—	—

Total	$94,571,228	$1,042,667,341	$4,096,290

Liabilities(b)
Fixed Income
Unfunded Loan Commitment	$—	$(1,380)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$774,969	$—
Credit Default Swap Contracts	—	357,165	—

Total	$—	$1,132,134	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,821,693)	$—
Futures Contracts	(270,045)	—	—

Total	$(270,045)	$(2,821,693)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$6,904,492	$74,233,205	$—
Australia and Oceania	—	25,281,725	—
Europe	13,354,850	107,754,406	—
North America	396,958,006	992,018	—
South America	945,994	—	—
Investment Company	15,436,965	—	—

Total	$433,600,307	$208,261,354	$—

Derivative Type

Assets(a)
Futures Contracts	$213,571	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk. — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.